Securities Act File No. 333-293278

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1

Post-Effective Amendment No.

HORIZON FUNDS

(Exact Name of Registrant as Specified in Charter)

 6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

(Address of Principal Executive Offices)

(704) 544-2399

(Registrant's Area Code and Telephone Number)

Matthew S. Chambers

Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

(Name and Address of Agent for Service)

With Copies To:

Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, North Carolina 27101

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of Securities Being Registered:

Anfield Enhanced Market Strategy ETF	Anfield Universal Fixed Income ETF
Regents Park Hedged Market Strategy ETF	Anfield Dynamic Fixed Income ETF
Anfield U.S. Equity Sector Rotation ETF	Anfield Universal Fixed Income Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ANFIELD ENHANCED MARKET ETF
REGENTS PARK HEDGED MARKET STRATEGY ETF
ANFIELD U.S. EQUITY SECTOR ROTATION ETF
ANFIELD UNIVERSAL FIXED INCOME ETF
ANFIELD DYNAMIC FIXED INCOME ETF ANFIELD UNIVERSAL FIXED INCOME FUND

Each a Series of:

Two Roads Shared Trust

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

March 13, 2026

Dear Valued Shareholder:

A joint Special Meeting of Shareholders (the “Special Meeting”) of Anfield Enhanced Market ETF (“Anfield Enhanced Market ETF”), Anfield Universal Fixed Income Fund (“Anfield Universal Fixed Income Fund” or the “Acquired Mutual Fund”, and together with Anfield Enhanced Market ETF, the “Anfield Funds”), Regents Park Hedged Market Strategy ETF (“Regents Park Hedged Market Strategy ETF”), Anfield U.S. Equity Sector Rotation ETF (“Anfield U.S. Equity Sector Rotation ETF”), Anfield Universal Fixed Income ETF (“Anfield Universal Fixed Income ETF”), and Anfield Dynamic Fixed Income ETF (“Anfield Dynamic Fixed Income ETF,” and collectively with Regents Park Hedged Market Strategy ETF, Anfield U.S. Equity Sector Rotation ETF, and Anfield Universal Fixed Income ETF, the “Regents Park ETFs”; together with Anfield Enhanced Market ETF, the “Acquired ETFs”; and each individually, an “Acquired ETF”), each a series of Two Roads Shared Trust (the Acquired Mutual Fund and the Acquired ETFs, each an “Acquired Fund” and collectively, the “Acquired Funds”), has been scheduled on April 30, 2026, at the offices of Ultimus Fund Solutions, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, at 10 a.m. ET.

At the Special Meeting, shareholders of each Acquired Fund will consider a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) for their respective Acquired Fund into a corresponding, newly created series (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) of Horizon Funds, a Delaware statutory trust (“Horizon Funds”). The Reorganization Agreement will: (i) provide for the transfer of all of the assets of the applicable Acquired Fund to the corresponding Acquiring Fund in exchange for shares (and, with respect to the Acquired ETFs, cash in lieu of fractional shares (if applicable)) of that Acquiring Fund; (ii) provide for the assumption of all of the liabilities of such Acquired Fund by the corresponding Acquiring Fund; and (iii) provide for the distribution of the Acquiring Fund’s shares received by such Acquired Fund to its shareholders in complete liquidation of the Acquired Fund (each, a “Reorganization,” and collectively, the “Reorganizations”).

The shares of the applicable Acquiring Fund you receive will have the same aggregate net asset value as that of your shares of the corresponding Acquired Fund at the time of the Reorganization (adjusted for cash received in lieu of fractional shares, if applicable). Shares will be exchanged as follows:

Acquired Funds (Two Roads Trust)		Acquiring Funds (Horizon Funds)
Anfield Enhanced Market ETF	→	Anfield Enhanced Market Strategy ETF
Regents Park Hedged Market Strategy ETF	→	Regents Park Hedged Market Strategy ETF
Anfield U.S. Equity Sector Rotation ETF	→	Anfield U.S. Equity Sector Rotation ETF
Anfield Universal Fixed Income ETF	→	Anfield Universal Fixed Income ETF
Anfield Dynamic Fixed Income ETF	→	Anfield Dynamic Fixed Income ETF
Anfield Universal Fixed Income Fund	→	Anfield Universal Fixed Income Fund
Class A	→	Institutional Class
Class C	→	Institutional Class
Class I	→	Institutional Class

The Acquired Funds are managed by Anfield Capital Management, LLC (“Anfield”) and Regents Park Funds, LLC (“Regents Park”, and together with Anfield, the “Acquired Funds Advisers”), affiliated investment advisers owned by Anfield Group, LLC. Anfield serves as the investment adviser to the Anfield Funds and as sub-adviser to the Regents Park ETFs, and Regents Park serves as the investment adviser to the Regents Park ETFs. On November 26, 2025, Anfield and Regents Park, together with Anfield Group, LLC and certain other related persons of the Acquired Funds Advisers, entered into an asset purchase agreement with Horizon Investments, LLC (“Horizon”), the investment adviser to the Acquiring Funds. Pursuant to the asset purchase agreement, Horizon will, subject to the satisfaction of certain closing conditions (including approval of the Reorganizations by the Acquired Funds’ shareholders), acquire certain assets of the Acquired Funds Advisers that relate to, or are used or held for use in connection with, the Acquired Funds Advisers’ management and operation of the Acquired Funds (the “Transaction”). If completed, the Transaction is expected to provide the Acquired Funds Advisers access to Horizon’s distribution, operations, and technology, which may support scale efficiencies and continuity for clients and investment personnel.

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In order to implement each Reorganization in connection with the Transaction, the Board of Trustees of Horizon Funds has established each Acquiring Fund as a newly organized fund and series of Horizon Funds that will commence operations upon the closing of the Reorganization of the corresponding Acquired Fund. Each Acquiring Fund will be managed by Horizon. Immediately following the Reorganizations, which will take place simultaneously with the closing of the Transaction, the Acquiring Funds will be managed by the same portfolio manager(s) currently responsible for the management of the corresponding Acquired Funds.

Each Acquiring Fund’s overall expenses are estimated to be the same as or lower than the overall expenses of the corresponding Acquired Fund.

Each of the Acquiring Funds that operates as an ETF will adopt a unitary fee structure under which Horizon, as investment adviser, will bear substantially all ordinary operating expenses (other than those specifically excluded, such as taxes, brokerage commissions, internal expenses of pooled investment vehicles in which the Acquiring Fund may invest (acquired fund fees and expenses), and extraordinary expenses). The Regents Park Hedged Market Strategy ETF (Acquired Fund) currently operates under a unitary fee structure and the unitary fee rate for the corresponding Acquiring Fund will remain the same. The Anfield U.S. Equity Sector Rotation ETF, Anfield Enhanced Market Strategy ETF, Anfield Universal Fixed Income ETF, and Anfield Dynamic Fixed Income ETF will each adopt the unitary fee structure in contrast to the conventional multi-component expense structure of the corresponding Acquired Funds. The unitary fee rate for each of the Anfield U.S. Equity Sector Rotation ETF and Anfield Enhanced Market Strategy ETF will be lower than the management fee rate of their corresponding Acquired Fund. While the unitary fee rate of each of the Anfield Universal Fixed Income ETF and Anfield Dynamic Fixed Income ETF will be higher than the contractual management fee rates of their corresponding Acquired Fund, due to the introduction of the unitary fee structure for these Acquiring Funds, total expenses are nonetheless expected to be reduced.

The contractual management fee for the Anfield Universal Fixed Income Fund will remain the same as that of the corresponding Acquired Fund. In addition, for a period of at least two years, the Anfield Universal Fixed Income Fund will be subject to a contractual expense cap that limits its net expenses to a level below the Acquired Fund’s current net expenses. Furthermore, the total annual fund operating expenses that shareholders incur for the Anfield Universal Fixed Income Fund (before application of the expense cap) are expected to be lower than those of the Acquired Fund.

The Acquiring Funds will also each have the same name, ticker symbols, listing exchange, and the same or substantially the same investment objectives, principal investment strategies, and principal risks as the corresponding Acquired Funds, except that, with respect to the Anfield Enhanced Market ETF (which will be renamed Anfield Enhanced Market Strategy ETF), Anfield U.S. Equity Sector Rotation ETF, and Anfield Dynamic Fixed Income ETF, certain changes will be made. For the Anfield Enhanced Market ETF and Anfield U.S. Equity Sector Rotation ETF, the investment objectives will be changed to seek capital appreciation and the principal investment strategies will be revised to permit investments in a broader universe of large-cap U.S. equity securities, without limitation to any particular index or index constituents, and, in the case of Anfield U.S. Equity Sector Rotation ETF specifically, to permit direct investment in the equity securities of U.S. large-cap issuers. For the Anfield Dynamic Fixed Income ETF, the investment objective will remain the same, but the principal investment strategy will be revised to remove the requirement to invest primarily in underlying funds and to permit broader direct investment in fixed income securities.

The Reorganization of each Acquired Fund generally is not expected to result in the recognition of gain or loss by the Acquired Fund or its shareholders for federal income tax purposes (except that Acquired ETF shareholders who receive cash for their fractional shares may incur certain tax liabilities). No sales charges or redemption fees will be imposed in connection with the Reorganizations.

Each Reorganization is subject to approval by the shareholders of the applicable Acquired Fund and certain closing conditions. In addition, the Reorganizations are subject to the closing of the Transaction. If the shareholders of a Fund approve the Reorganization of that Fund, the Transaction remains subject to the satisfaction or waiver of other closing conditions (including, without limitation, approval by the shareholders of the other Funds of their Reorganizations). Therefore, notwithstanding shareholder approval, the Fund Reorganization could potentially not be consummated if the Reorganizations of the other Acquired Funds are not approved by their respective shareholders and no waiver is agreed to of this closing condition with respect to the Transaction. If the shareholders of an Acquired Fund do not approve the Reorganization of that Acquired Fund, then that Reorganization will not be implemented, and the Board of Trustees of Two Roads Shared Trust (the “Board”) may consider additional actions as it deems to be in the best interests of such Acquired Fund.

After careful consideration, for the reasons discussed in the enclosed Combined Proxy Statement and Prospectus (the “Combined Proxy Statement and Prospectus”), and based on the recommendation of the Acquired Funds’ investment advisers, the Board has approved the Reorganization with respect to each of the Acquired Funds and the solicitation of the Acquired Funds’ respective shareholders with respect to the Reorganization Agreement, and recommends that shareholders of each Acquired Fund vote “FOR” the proposal to approve the Reorganization Agreement.

The Combined Proxy Statement and Prospectus is designed to give you more information about the proposals. If you have any questions regarding the proposals to be voted on, please do not hesitate to call 888-227-9349. If you were a shareholder of record of an Acquired Fund as of the close of business on March 6, 2026, the record date for the Special Meeting, you are entitled to vote on the proposals applicable to that Acquired Fund at the Special Meeting and at any adjournment thereof. While you are, of course, welcome to join us at the Special Meeting, we expect that most shareholders will cast their votes by filling out, signing and returning the enclosed proxy card.

Whether or not you are planning to attend the Special Meeting, we need your vote. Please submit your vote via the options listed on your proxy card. You can mark, sign and date the enclosed proxy card and promptly return it in the enclosed, postage-paid envelope so that the maximum number of shares may be voted. You should follow the enclosed instructions on your proxy card as to how to vote, which includes calling the toll-free number on your proxy card to vote by telephone. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the address noted in the Combined Proxy Statement and Prospectus or in person at the time of the Special Meeting. A prior proxy vote can also be revoked by voting the proxy at a later date through the toll-free number or the Internet address listed in the enclosed voting instructions.

Thank you for taking the time to consider these important proposals and for your continuing investment in the Acquired Funds.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Combined Proxy Statement and Prospectus and cast your vote. It is important that your vote be received no later than April 29, 2026.

Voting your shares early will avoid costly follow-up mail and telephone solicitation. After reviewing the attached materials, please complete, sign and date your proxy card and mail it promptly in the enclosed postage paid envelope. You may also vote online by following the instructions found on your proxy card, by telephone at the number provided on the proxy card, or at the Special Meeting. Any proposal submitted to a vote at the Special Meeting may be voted at the Special Meeting, by phone or online using the instructions found on your proxy card, or by written proxy. If you have any questions regarding the Combined Proxy Statement and Prospectus, please call EQ Fund Solutions, LLC, our proxy solicitation firm, toll-free at 888-227-9349. Thank you for your continued support.

Respectfully,

/s/ James Colantino

James Colantino

President

Two Roads Shared Trust

ANFIELD ENHANCED MARKET ETF
REGENTS PARK HEDGED MARKET STRATEGY ETF
ANFIELD U.S. EQUITY SECTOR ROTATION ETF
ANFIELD UNIVERSAL FIXED INCOME ETF
ANFIELD DYNAMIC FIXED INCOME ETF ANFIELD UNIVERSAL FIXED INCOME FUND

Each a Series of:

Two Roads Shared Trust

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

NOTICE OF COMBINED SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON APRIL 30, 2026

NOTICE IS HEREBY GIVEN that Two Roads Shared Trust, a Delaware statutory trust (“Two Roads Trust”), will hold a joint Special Meeting of Shareholders (the “Special Meeting”) of Anfield Enhanced Market ETF (“Anfield Enhanced Market ETF”), Anfield Universal Fixed Income Fund (“Anfield Universal Fixed Income Fund” or the “Acquired Mutual Fund”), Regents Park Hedged Market Strategy ETF (“Regents Park Hedged Market Strategy ETF”), Anfield U.S. Equity Sector Rotation ETF (“Anfield U.S. Equity Sector Rotation ETF”), Anfield Universal Fixed Income ETF (“Anfield Universal Fixed Income ETF”), and Anfield Dynamic Fixed Income ETF (“Anfield Dynamic Fixed Income ETF,” and collectively with Regents Park Hedged Market Strategy ETF, Anfield U.S. Equity Sector Rotation ETF, and Anfield Universal Fixed Income ETF, the “Regents Park ETFs”; together with Anfield Enhanced Market ETF, the “Acquired ETFs”; and each individually, an “Acquired ETF”), each a series of Two Roads Trust (the Acquired Mutual Fund and the Acquired ETFs, each an “Acquired Fund” and collectively, the “Acquired Funds”), on April 30, 2026, at the offices of Ultimus Fund Solutions, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, at 10 a.m. ET.

At the Special Meeting, you and the other shareholders of each Acquired Fund will be asked to consider and vote separately upon the proposals below, as applicable. Shareholders of each Acquired Fund will also be asked to consider and vote on Proposal 7, if necessary.

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Anfield Enhanced Market ETF (with respect to this Proposal 1, the “Acquired Fund”) to Anfield Enhanced Market ETF (with respect to this Proposal 1, the “Acquiring Fund”), a newly created series of Horizon Funds, a Delaware statutory trust (“Horizon Funds”), in exchange for (a) newly issued shares of the Acquiring Fund, and cash in lieu of fractional shares of the Acquiring Fund (if applicable), with such shares and cash having an aggregate value equal to the aggregate net asset value (“NAV”) of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the shares, and cash in lieu of fractional shares (if applicable), of the Acquiring Fund received in the exchange in proportion to the total dollar value of the shareholders’ respective holdings of shares of the Acquired Fund.

Proposal 2: Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Anfield Universal Fixed Income Fund (with respect to this Proposal 2, the “Acquired Fund” or the “Acquired Mutual Fund”) to Anfield Universal Fixed Income Fund (with respect to this Proposal 2, the “Acquiring Fund”), a newly created series of Horizon Funds, in exchange for (a) newly issued Institutional Class shares of the Acquiring Fund equal in aggregate net asset value to the aggregate net asset value of all outstanding shares of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the Institutional Class shares of the Acquiring Fund received in the exchange, in proportion to the total dollar value of the shareholders’ respective holdings of shares of the Acquired Fund.

Proposal 3. Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Regents Park Hedged Market Strategy ETF (with respect to this Proposal 3, the “Acquired Fund”) to Regents Park Hedged Market Strategy ETF (with respect to this Proposal 3, the “Acquiring Fund”), a newly created series of Horizon Funds, in exchange for (a) newly issued shares of the Acquiring Fund, and cash in lieu of fractional shares of the Acquiring Fund (if applicable), with such shares and cash having an aggregate value equal to the aggregate NAV of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the shares and cash in lieu of fractional shares (if applicable) of the Acquiring Fund received in the exchange in proportion to the total dollar value of the shareholders’ respective holdings of shares of the Acquired Fund.

Proposal 4. Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Anfield U.S. Equity Sector Rotation ETF (with respect to this Proposal 4, the “Acquired Fund”) to Anfield U.S. Equity Sector Rotation ETF (with respect to this Proposal 4, the “Acquiring Fund”), a newly created series of Horizon Funds, in exchange for (a) newly issued shares of the Acquiring Fund, and cash in lieu of fractional shares of the Acquiring Fund (if applicable), with such shares and cash having an aggregate value equal to the aggregate NAV of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the shares and cash in lieu of fractional shares (if applicable) of the Acquiring Fund received in the exchange in proportion to the total dollar value of the shareholders’ respective holdings of shares of the Acquired Fund.

Proposal 5. Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Anfield Universal Fixed Income ETF (with respect to this Proposal 5, the “Acquired Fund”) to Anfield Universal Fixed Income ETF (with respect to this Proposal 5, the “Acquiring Fund”), a newly created series of Horizon Funds, in exchange for (a) newly issued shares of the Acquiring Fund, and cash in lieu of fractional shares of the Acquiring Fund (if applicable), with such shares and cash having an aggregate value equal to the aggregate NAV of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the shares and cash in lieu of fractional shares (if applicable) of the Acquiring Fund received in the exchange in proportion to the total dollar value of the shareholders’ respective holdings of shares of the Acquired Fund.

Proposal 6. Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Anfield Dynamic Fixed Income ETF (with respect to this Proposal 6, the “Acquired Fund”) to Anfield Dynamic Fixed Income ETF (with respect to this Proposal 6, the “Acquiring Fund”), a newly created series of Horizon Funds, in exchange for (a) newly issued shares of the Acquiring Fund, and cash in lieu of fractional shares of the Acquiring Fund (if applicable), with such shares and cash having an aggregate value equal to the aggregate NAV of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the shares and cash in lieu of fractional shares (if applicable) of the Acquiring Fund received in the exchange in proportion to the total dollar value of the shareholders’ respective holdings of shares of the Acquired Fund.

Proposal 7: For shareholders of each Acquired Fund, to transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof. Only holders of record of the shares of beneficial interest in each Acquired Fund as of the close of business on March 6, 2026, will receive notice of the Special Meeting and will be entitled to vote on the proposals at the Special Meeting or any adjournments or postponements thereof.

If the necessary quorum to transact business or the vote required to approve each Reorganization is not obtained at the Special Meeting the persons named as proxies on the enclosed proxy card may propose one or more adjournments of the Special Meeting to permit, in accordance with applicable law, further solicitation of proxies with respect to a proposal. Whether or not a quorum is present, any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the shares voted in person or by proxy. If a quorum is not present, the persons designated as proxies may use their discretionary authority to vote on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the U.S. Securities and Exchange Commission (the “SEC”), including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules. In the event that a quorum is present but sufficient votes in favor of a proposal have not been received, the Special Meeting may, by motion of the person presiding thereat, be adjourned when such proposal to adjourn is approved by the vote of holders of shares representing a majority of the voting power of the shares present and entitled to vote with respect to the matter to be adjourned.

The Board of Trustees of Two Roads Shared Trust has unanimously approved the Reorganizations and recommends that you vote “FOR” the Reorganizations.

By Order of the Board of Trustees of Two Roads Shared Trust,

/s/ James Colantino

James Colantino

President

March 13, 2026

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on April 30, 2026, or any adjournment or postponement thereof. This Notice and Combined Proxy Statement and Prospectus are available on the Internet at vote.proxyonline.com/anfield/docs/2026mtg.pdf. On this website, you will be able to access this Notice, the Combined Proxy Statement and Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. We encourage you to access and review all of the important information contained in the proxy materials before voting.

IMPORTANT — We urge you to sign and date the enclosed proxy card and return it in the enclosed addressed envelope, which requires no postage and is intended for your convenience. You also may vote in person at the time and at the address indicated on your proxy card; through the Internet, by visiting the website address on your proxy card or by telephone using the toll-free number on your proxy card. Your prompt vote may save the Acquired Fund the necessity of further solicitations to ensure a quorum at the Special Meeting.

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN

To assure your representation at the Special Meeting, please complete the enclosed proxy and return it promptly in the accompanying envelope, vote online at the website listed on your proxy card, or vote by calling the number listed on your proxy card, whether or not you expect to be present at the Special Meeting. If you attend the Special Meeting, you may revoke your proxy and vote your shares at the Special Meeting.

IF YOU SIGN, DATE AND RETURN THE PROXY CARD BUT GIVE NO INSTRUCTIONS, YOUR SHARES WILL BE VOTED “FOR” THE PROPOSAL DESCRIBED ABOVE.

To avoid the additional expense of further solicitation, we ask for your cooperation in voting promptly. In addition to the solicitation of proxies by mail, you may receive a call from a representative of EQ Fund Solutions, LLC or from Anfield or Regents Park, as applicable, if your vote is not received.

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR VIA THE INTERNET

(1)	Read the Combined Proxy Statement and Prospectus and have your Proxy Card handy.

(2)	Call the toll-free number or visit the website indicated on your Proxy Card.

(3)	Enter the number found in the shaded box on the front of your Proxy Card.

(4)	Follow the recorded or online instructions to cast your vote.

QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATIONS

We recommend that you read the complete Combined Proxy Statement and Prospectus. The following Questions and Answers provide only a summary of some of the key features of the Reorganization (defined below) and of the information contained in this Combined Proxy Statement and Prospectus.

For purposes of the Combined Proxy Statement and Prospectus, the terms “shareholder”, “you”, and “your” refer to shareholders of the applicable Acquired Fund.

Q. What is this document and why was it sent to me?

A. The Combined Proxy Statement and Prospectus is being sent to shareholders of Anfield Enhanced Market ETF (“Anfield Enhanced Market ETF”), Anfield Universal Fixed Income Fund (“Anfield Universal Fixed Income Fund” or the “Acquired Mutual Fund”), Regents Park Hedged Market Strategy ETF (“Regents Park Hedged Market Strategy ETF”), Anfield U.S. Equity Sector Rotation ETF (“Anfield U.S. Equity Sector Rotation ETF”), Anfield Universal Fixed Income ETF (“Anfield Universal Fixed Income ETF”), and Anfield Dynamic Fixed Income ETF (“Anfield Dynamic Fixed Income ETF,” and collectively with Regents Park Hedged Market Strategy ETF, Anfield U.S. Equity Sector Rotation ETF, and Anfield Universal Fixed Income ETF, the “Regents Park ETFs”; together with Anfield Enhanced Market ETF, the “Acquired ETFs”; and each individually, an “Acquired ETF”), each a series of Two Roads Trust (the Acquired Mutual Fund and the Acquired ETFs, each an “Acquired Fund” and collectively, the “Acquired Funds”) in connection with the solicitation of proxies to vote to approve an Agreement and Plan of Reorganization with respect to each Acquired Fund (the “Reorganization Agreement”) between Two Roads Trust and Horizon Funds (“Horizon Funds”) (the form of which is attached as Appendix A) regarding the proposed reorganization of the Acquired Funds into newly created, corresponding Acquiring Funds (each, an “Acquiring Fund,” and together, the “Acquiring Funds”), as further described below (each such transaction, a “Reorganization,” and collectively, the “Reorganizations”) at the joint special meeting of the Acquired Funds’ shareholders (the “Special Meeting”). The Combined Proxy Statement and Prospectus also serves to register the shares of the Acquiring Funds, each a new series of Horizon Funds to be issued in the Reorganizations. The Acquired Funds and Acquiring Funds are also referred to collectively as the “Funds.”

Q. What are shareholders being asked to vote on at the upcoming Special Meeting on April 30, 2026?

A. The Special Meeting will be held on April 30, 2026, to consider the proposals to approve the Reorganization Agreement with respect to each of the Acquiring Funds. With respect to each Reorganization, approval of the shareholders of the applicable Acquired Fund is required in order to proceed with the Reorganization of that Acquired Fund. If the shareholders of an Acquired Fund do not approve the Reorganization of that Acquired Fund, then the Reorganization of that Acquired Fund will not be implemented and the Board of Trustees of Two Roads Trust (the “Board”) may consider what further actions to take as they may deem to be in the best interests of the Acquired Fund and its shareholders. We are sending this document to you for your use in deciding whether to approve the proposal(s). This document includes a Notice of the Special Meeting, the Combined Proxy Statement and Prospectus, and a proxy card.

Q. Has the Board approved the Reorganizations?

A. Yes, the Board has approved the Reorganizations. After careful consideration, the Board, comprised solely of trustees who are not “interested persons” of Two Roads Trust (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), determined that the Reorganizations are in the best interests of the Acquired Funds’ shareholders and that the Acquired Funds’ existing shareholders’ interests will not be diluted as a result of the Reorganizations. The Board recommends that you vote “FOR” the proposal(s) to approve the Reorganization Agreement with respect to the Acquired Fund(s) of which you are a shareholder.

Q. Why are the Acquired Funds reorganizing into the Acquiring Funds?

A. The purpose of the Reorganizations is to reorganize and transition each Acquired Fund to the corresponding Acquiring Fund in Horizon Funds. The reason for the Reorganizations is that, on November 26, 2025, Anfield Capital Management, LLC, the investment adviser to the Anfield Funds (“Anfield”), and Regents Park Funds, LLC, the investment adviser to the Regents Park ETFs (“Regents Park,” and together with Anfield, the “Acquired Fund Advisers”), and certain related persons of the Acquired Fund Advisers, entered into an asset purchase agreement with Horizon Investments, LLC (“Horizon”), the investment adviser of the Acquiring Funds, pursuant to which Horizon will, subject to the satisfaction of certain closing conditions (including approval of the Acquired Funds’ shareholders of the Reorganizations), acquire certain of the Acquired Fund Advisers’ assets that relate to, or are used or held for use in connection with, each Acquired Funds Adviser’s investment advisory business, including the Acquired Funds Advisers’ management and operation of the Acquired Funds (the “Transaction”).

Each Acquiring Fund is a newly created series of Horizon Funds that is substantially similar to its corresponding Acquired Fund and was created specifically for the purpose of acquiring the assets and assuming the liabilities of its corresponding Acquired Fund in connection with the Transaction.

Q. How will a Reorganization affect me as a shareholder of an Acquired Fund?

A. Following the Reorganization of an Acquired Fund of which you hold shares, you will become a shareholder of the corresponding Acquiring Fund, which has the same or substantially similar investment objective, principal investment strategies, principal risks, and similar policies as the corresponding Acquired Fund, except that certain changes will be made to the investment objectives and principal strategies of the Anfield Enhanced Market ETF, Anfield U.S. Equity Sector Rotation ETF, and Anfield Dynamic Fixed Income ETF, as further described in this Combined Proxy Statement and Prospectus. Each Acquiring Fund will be managed in substantially the same manner as its corresponding Acquired Fund. The primary differences are as follows for each Acquired Fund:

●	the investment adviser to the Acquiring Funds will be Horizon rather than Anfield or Regents Park;
●	Anfield will no longer serve as the Sub-Adviser for any of the Acquiring Funds and none of the Acquiring Funds will utilize a sub-adviser immediately following the Reorganization with the exception of Anfield U.S. Equity Sector ETF, which will utilize a trading sub-adviser;
●	the service providers to the Acquiring Funds will be different;
●	the Acquiring Funds will be series of Horizon Funds rather than Two Roads Trust;
●	the Acquiring Funds will be governed by a different board of trustees than the Acquired Funds; and
●	the Acquiring Funds will operate under a “multi-manager” structure that permits Horizon to appoint or replace certain sub-advisers to manage all or a portion of a Fund’s assets and enter into, amend or terminate a sub-advisory agreement, in each case subject to the approval of the Board, but without obtaining shareholder approval (while any Acquiring Fund may determine to operate under the multi-manager structure in the future, only the Anfield U.S. Equity Sector Rotation ETF will operate in such structure immediately following the Reorganization);

In addition, with respect to the Anfield Enhanced Market ETF and Anfield U.S. Equity Sector Rotation ETF, each Fund’s investment objective will be changed to state that the Fund’s investment objective is to seek capital appreciation;

Anfield Enhanced Market ETF, Anfield U.S. Equity Sector Rotation ETF and Anfield Dynamic Fixed Income ETF have made certain non-material changes to their investment strategies. These changes are intended to clarify the long-term focus of the Funds and provide greater flexibility in the implementation of their respective investment strategies and are not expected to result in a material alteration to the overall investment approach or principal risks of the Anfield Enhanced Market ETF, Anfield U.S. Equity Sector Rotation ETF, or Anfield Dynamic Fixed Income ETF.

Each of the Anfield U.S. Equity Sector Rotation ETF and Anfield Dynamic Fixed Income ETF (Acquired Funds) has historically implemented its investment strategy as a “fund-of-funds,” meaning that it primarily invested its assets in securities of other ETFs. The principal investment strategy for the corresponding Acquiring Fund has been revised to reflect that Anfield U.S. Equity Sector Rotation ETF and Anfield Dynamic Fixed Income ETF may each pursue its investment objective by investing in other ETFs or by investing directly in securities. Investing directly in securities (as compared to investing through other ETFs), can have the benefit of reducing Fund expenses but may subject the Fund to additional risk.See “What are the primary differences between the investment objectives, principal investment strategies and principal risks of the Acquired Fund and the Acquiring Fund?” below.

For shareholders of the Acquired Mutual Fund, the name of the share class you will receive in the Acquiring Fund will be different, as set forth in the chart below:

Acquired Fund (Two Roads Trust )		Acquiring Funds (Horizon Funds)
Anfield Universal Fixed Income Fund	→	Anfield Universal Fixed Income Fund
Class A	→	Institutional Class
Class C	→	Institutional Class
Class I	→	Institutional Class

If you hold shares of the Acquired Mutual Fund, you will receive newly issued full and fractional shares of the Institutional Class of the Acquiring Fund. The number of shares you receive will be equal in aggregate value, at the time of the exchange, to the aggregate net asset value of your shares of the Acquired Mutual Fund held immediately prior to the Reorganization.

If you hold shares of an Acquired ETF, you will receive newly issued whole shares of the corresponding Acquiring Fund, and, if applicable, cash in lieu of any fractional shares, as the Acquiring ETFs do not issue fractional shares. The aggregate value of the shares and any cash in lieu of fractional shares you receive will equal the aggregate net asset value of your shares of the Acquired Fund at the time of the exchange. To the extent you receive cash in lieu of fractional shares, you may recognize a gain or loss for federal income tax purposes.

The Reorganization will not otherwise affect the value of your investment at the time of the Reorganization, and your interest in the Acquired Fund will not be diluted. Except with respect to cash received in lieu of fractional shares, the Reorganization of each Acquired Fund generally is not expected to result in the recognition of gain or loss by the Acquired Fund or its shareholders for federal income tax purposes.

Please refer to the section in the Combined Proxy Statement and Prospectus entitled “Comparison of Forms of Organization and Shareholder Rights - Material Differences in the Rights of Fund Shareholders” for more information about the differences between Two Roads Trust and Horizon Funds.

Q. Will the Board and service providers change?

Yes. Two Roads Trust and Horizon Funds have different boards of trustees. The Acquired Funds and Acquiring Funds will have different service providers for administration, accounting, transfer agency, and distribution services (“Service Providers”). A comparison of the Service Providers is provided below.

Service Providers	Acquired Funds	Acquiring Funds
Fund Administrator and Fund Accountant	Ultimus Fund Solutions, LLC	U.S. Bank Global Fund Services
Transfer Agent (Acquired ETFs)	Brown Brothers Harriman & Co.	U.S. Bank Global Fund Services
Transfer Agent (Acquired Mutual Fund)	Ultimus Fund Solutions, LLC	U.S. Bank Global Fund Services
Principal Underwriter/Distributor	Northern Lights Distributors, LLC	Quasar Distributors, LLC
Custodian	Brown Brothers Harriman & Co.	U.S. Bank Global Fund Services
Auditor	Deloitte & Touche LLP	Cohen & Company, Ltd.

Q. Who will manage the Acquiring Funds immediately after the closing of the Reorganizations?

A. If the Reorganizations are approved, Horizon will become the investment adviser to each Acquiring Fund. It is anticipated that each of the portfolio managers that manage the Acquired Funds will, upon the completion of the Reorganizations, continue to serve as the portfolio managers of the corresponding Acquiring Fund. Horizon will also engage Exchange Traded Concepts, LLC to serve as the trading sub-adviser for the Anfield U.S. Equity Sector Rotation ETF (the “Sub-Adviser”), pursuant to which the Sub-Adviser will be responsible for trading portfolio securities for Anfield U.S. Equity Sector Rotation ETF, including selecting broker-dealers to execute purchase and sale transactions.

Horizon, subject to the approval of the Horizon Funds Board of Trustees, has ultimate responsibility to recommend the hiring, termination and replacement of sub-advisers, if any, on behalf of each Acquiring Fund, and to supervise, monitor and evaluate the performance of each sub-adviser thereof. The Trust, on behalf of each Acquiring Fund, and Horizon have obtained an order from the SEC (the “Order”) that permits Horizon to appoint or replace certain sub-advisers to manage all or a portion of each Acquiring Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain sub-advisers, in each case subject to the approval of the Board, but without obtaining shareholder approval (“multi-manager structure”). The Anfield U.S. Equity Sector Rotation ETF currently intends to operate in a multi-manager structure, and the other Funds may operate in such structure in the future. For more information about the multi-manager structure, see “Additional Information About the Funds - Comparison of Management of the Funds, Multi-Manager Structure” in the Combined Proxy Statement and Prospectus relating to the Reorganizations.

Q. What are the primary differences between the investment objectives, principal investment strategies and principal risks of the Acquired Fund and the Acquiring Fund?

 A. The Acquiring Funds will each have the same or substantially similar investment objectives, principal investment strategies, and principal risks as the corresponding Acquired Funds, except that certain changes will be made to the investment objectives and principal strategies of the Anfield Enhanced Market ETF, Anfield U.S. Equity Sector Rotation ETF, and Anfield Dynamic Fixed Income ETF. With respect to the Anfield Enhanced Market ETF and Anfield U.S. Equity Sector Rotation ETF, each Fund’s investment objective will be changed to state that the Fund’s investment objective is to seek capital appreciation. In connection with this change in investment objective, the principal investment strategy of Anfield Enhanced Market ETF will be amended to reflect that the Fund’s investments will be in a broader universe of large capitalization U.S. equity securities without regard to any specific index or index constituents, and, with respect to the Anfield U.S. Equity Sector Rotation ETF, the Fund’s 80% investment policy has been amended to remove the focus on investments in underlying funds in order to highlight that the Fund will be invested directly in the equity securities of U.S. large-cap issuers, in addition to investing in underlying funds. With respect to the Anfield Dynamic Fixed Income ETF, while the investment objective will remain the same, the principal investment strategy, including the 80% investment policy, will be revised to remove the requirement to invest at least 80% of its net assets in underlying funds and to permit more direct investment in fixed income securities, with investments in underlying funds available as an option rather than as the primary component of the strategy.

Q. How will the Reorganization affect the fees and expenses I pay as a shareholder of an Acquired Fund.

A. Following the Reorganizations, the total annual fund operating expenses that shareholders incur for each Acquiring Fund (both before and after any applicable fee waivers and/or expense reimbursements) are expected to be the same as or lower than those of the corresponding Acquired Fund. See below for more information about the impact of the Reorganization on fees and expenses and the specific changes and features of the Acquiring Fund’s fee structure.

Anfield U.S. Equity Sector Rotation ETF, Anfield Enhanced Market ETF, Anfield Universal Fixed Income ETF, and Anfield Dynamic Fixed Income ETF

Anfield U.S. Equity Sector Rotation ETF, Anfield Enhanced Market ETF, Anfield Universal Fixed Income ETF, and Anfield Dynamic Fixed Income ETF will each adopt a new unitary fee structure, which will result in lower total annual operating expenses as compared to the corresponding Acquired Funds.

The Acquired Funds currently operate under a conventional multi-component expense structure, where shareholders pay separate management fees and additional fund expenses such as administration, custody, transfer agency, and other operating costs. Following the Reorganizations, each corresponding Acquiring Fund will adopt a unitary fee structure whereby the Acquiring Fund will pay Horizon, as investment adviser, a single, fixed annual percentage fee, based on the Acquiring Funds average daily net assets, that covers substantially all ordinary operating expenses of the fund. Expenses such as administration, custody, transfer agency, legal, and audit fees will be paid by Horizon from the unitary fee, and shareholders will not be charged separately for these services. Shareholders will bear only those expenses that are specifically excluded from the unitary fee, such as taxes, brokerage commissions and other transactional expenses, and extraordinary expenses, as set forth in each fund’s prospectus.

Notwithstanding that the contractual management fee rate for Anfield Universal Fixed Income ETF (Acquiring Fund) and the Anfield Dynamic Fixed Income ETF (Acquiring Fund) is higher than the contractual management fee rate of the corresponding Acquired Fund, the Acquiring Fund’s unitary management fee includes substantially all operating expenses of the Acquiring Fund, while the Acquired Fund’s contractual advisory fee does not. In addition, the proposed unitary fee for the Acquiring Funds will benefit shareholders because Horizon will be obligated under the investment advisory agreement to pay substantially all of the Acquiring Fund’s ordinary operating expenses without any increase in the management fee. This obligation to bear fund expenses is part of the Acquiring Fund’s investment advisory agreement with Horizon and, therefore, cannot be changed without approval of Acquiring Fund shareholders.

A comparison of the fee structures is set forth in the following table:

Acquired Fund	Management Fee	Expense Ratio	Acquiring Fund	Unitary Fee
Anfield U.S. Equity Sector Rotation ETF	0.80%	1.21%	Anfield U.S. Equity Sector Rotation ETF	0.79%
Anfield Enhanced Market ETF	0.80%	1.18%	Anfield Enhanced Market Strategy ETF	0.79%
Anfield Universal Fixed Income ETF	0.75%	1.11%	Anfield Universal Fixed Income ETF	0.85%
Anfield Dynamic Fixed Income ETF	0.80%	1.65%	Anfield Dynamic Fixed Income ETF	0.89%

The transition to a unitary fee structure is intended to simplify the Acquiring Funds’ expense arrangements, provide greater predictability regarding annual fund operating expenses, and, as shown in the table above, lower the total annual fund operating expenses paid by shareholders. Where the stated management fee of an Acquiring Fund (that is, the fee that the Acquiring Fund pays Horizon) will be higher than that of the corresponding Acquired Fund (i.e., for the Anfield Universal Fixed Income ETF and the Anfield Dynamic Fixed Income ETF), the overall cost to shareholders is still expected to decrease because Horizon, under the new unitary structure, will be responsible for substantially all ordinary operating expenses that were previously paid by the Acquired Funds.

Regents Park Hedged Market Strategy ETF

The Regents Park Hedged Market Strategy ETF currently operates under a unitary fee structure pursuant to which the fund’s investment adviser is paid a single, fixed fee at an annual rate of 0.75% of the fund’s average daily net assets and in exchange the investment adviser is responsible for all of the expenses and liabilities of the Fund, inclusive of fees and expenses of other investment companies in which the Fund may invest (“AFFE”), except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto in return for a “unitary fee.” Following the Reorganization, the Regents Park Hedged Market Strategy ETF will continue to pay the same unitary fee rate of 0.75%, and the Acquiring Funds adviser, Horizon, will cover the Fund’s ordinary operating expenses except certain excluded expenses such as brokerage expenses and portfolio transaction expenses; AFFE; distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; interest and taxes; and certain other extraordinary expenses. While the unitary fee for the Acquiring Fund will not cover AFFE, Horizon does not expect that a material amount of AFFE will be incurred with respect to the Acquiring Fund and therefore does not anticipate that this change will have a material impact on the Fund’s total expenses. Accordingly, the total annual fund operating expenses incurred by shareholders of the Acquiring Fund are expected to be substantially the same as the total expenses incurred prior to the Reorganization.

Anfield Universal Fixed Income Fund (Acquired Mutual Fund)

The Acquiring Mutual Fund will pay the same annual management fee rate as the Acquired Mutual Fund. Following the Reorganization, all shareholders of the Acquired Mutual Fund, regardless of whether they currently hold Class A, Class C, or Class I shares of the Acquired Mutual Fund, will receive Institutional Class shares of the Acquiring Mutual Fund. After giving effect to applicable fee waivers and expense reimbursements, the total annual operating expenses for Institutional Class shares of the Acquiring Mutual Fund are expected to be the same as or lower than those of your current share class of the Acquired Mutual Fund.

As described in more detail in the Combined Proxy Statement and Prospectus, Horizon has contractually agreed to waive fees and/or reimburse expenses for a period of not less than two years from the closing of the Reorganization, such that the total annual fund operating expenses of each class of the Acquiring Mutual Fund (excluding certain items such as acquired fund fees and expenses, interest, taxes, and extraordinary expenses) will not exceed 0.99% for Institutional Class shares, subject to the terms of the applicable expense limitation agreement; provided, however, that fees waived and expenses reimbursed are subject to possible recoupment, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment. After expiration of the contractual expense limitation, total annual fund operating expenses may increase if Horizon does not renew or maintain the cap or waiver. Institutional Class shares are not subject to 12b-1 distribution or shareholder service fees.

For further information, including specific fee and expense ratios for each Fund, please refer to the “Comparison Fee Tables and Expenses” section of this Combined Proxy Statement and Prospectus.

Q. When will the Reorganizations occur?

A. The Reorganizations are expected to take effect on or about May 1, 2026, or as soon as possible thereafter.

Q. Who will pay for expenses related to the Special Meeting and the Reorganizations?

A. Horizon and the Acquired Funds Advisers will bear the costs associated with the Reorganizations, Special Meeting, and solicitation of proxies, which is estimated to be approximately $500,000. The Acquired Funds and the Acquiring Funds will not incur any expenses in connection with the Reorganizations, Special Meeting or solicitation of proxies.

Q. Will a Reorganization result in any U.S. federal income tax liability to me as a shareholder of an Acquired Fund?

A. Each Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended, and generally is not expected to result in recognition of gain or loss by the applicable Acquired Fund or its shareholders for federal income tax purposes, other than with respect to cash paid in lieu of fractional shares with respect to the Acquired ETFs prior to the Reorganization. As a condition to the closing of each Reorganization, the applicable Acquiring Fund and the corresponding Acquired Fund will obtain an opinion of counsel that, for U.S. federal income tax purposes, no gain or loss will be recognized by the shareholders of the applicable Acquiring Fund as a result of the Reorganization (except with respect to cash received by Acquired ETF shareholders in lieu of fractional shares, if any). This opinion will be filed with the SEC after the close of the Reorganization and available on the SEC’s website at www.sec.gov.

At any time before the Reorganization takes place, shareholders of the Acquired Mutual Fund may redeem their shares at any time as set forth in the Acquired Mutual Fund’s prospectus and shareholders of an Acquired ETF may sell their shares by placing an order through your broker on the secondary market. Generally, such redemptions or sales will be taxable transactions.

Q. Will I have to pay any sales charge, redemption or exchange fees in connection with a Reorganization?

A. No. You will not have to pay any front-end sales charges, redemption, or exchange fees in connection with a Reorganization.

Q. Can I redeem my shares of the Acquired Fund before the Reorganization takes place?

A. Yes.

Acquired Mutual Fund. If you are a shareholder of the Acquired Mutual Fund, you may redeem your shares at any time before the Reorganization takes place, as set forth in the Acquired Mutual Fund’s prospectus. If you choose to do so, your request will be treated as a normal exchange or redemption of shares. Generally, such redemption would be a taxable transaction subject to applicable state and federal taxes.

Acquired ETF. If you are a shareholder of an Acquired ETF, you may sell your shares at any time before the Reorganization takes place by placing an order through your broker on the secondary market, where ETF shares are bought and sold at market prices. Unlike mutual funds, ETF shares are not typically redeemed directly with the fund. The price at which you sell your shares may be above or below the net asset value (NAV) of the ETF, depending on market conditions. Generally, the sale of your Acquired ETF shares in the secondary market will be a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. You will recognize a capital gain or loss based on the difference between the sale proceeds and your adjusted basis in the shares.

If the Reorganizations are approved by the shareholders of the Acquired Funds, Acquired Fund shares that are held as of the date the Reorganization closes will be exchanged for shares of the Acquiring Fund.

Q. Will there be any portfolio repositioning or other costs in connection with a Reorganization?

A. The Funds do not expect any repositioning (i.e., sale of securities) or other associated costs, such as brokerage commissions incurred from the sale of securities in connection with the Reorganizations. However, if any such repositioning were to occur, such costs would be borne by the applicable Acquired Fund.

Q. Who will benefit from the Reorganizations?

A. Horizon may be deemed to have an interest in the Reorganizations because, subject to the closing of the Transaction, it will become investment adviser to the Acquiring Funds and will receive fees from the Acquiring Funds for its services as investment adviser. The Acquired Fund Advisers and their related persons may be deemed to have an interest in the Reorganizations because they have entered into an agreement with Horizon pursuant to which Horizon will acquire each of the Acquired Fund Adviser’s assets for substantial consideration (the “Transaction”). If the Reorganizations are approved, the Acquired Fund Advisers and certain of their related persons are expected to receive substantial compensation in connection with Transaction. The Board (comprised solely of trustees who are not “interested persons” of the Acquired Funds), determined that the Reorganizations would be in the best interests of the Acquired Funds and the Acquired Funds’ respective shareholders. The closing of the Transaction is subject to the approval of the Reorganizations by the shareholders of the Acquiring Fund.

Q. Whom do I contact for further information?

A. You can contact your financial adviser for further information. You may also contact the Acquired Funds toll free at 1-866-866-4848 or visit the Acquired Funds’ websites www.regentsparkfunds.com and www.anfieldfunds.com. You may also contact the Acquiring Funds toll-free at 1-855-754-7932 or on the Acquiring Funds’ website www.horizonmutualfunds.com.

Q. What will happen if shareholders do not approve the Reorganizations?

A. Each Reorganization is subject to approval by the shareholders of the applicable Acquired Fund and certain closing conditions. In addition, the Reorganizations are subject to the closing of the Transaction. If the shareholders of a Fund approve the Reorganization of that Fund, the Transaction remains subject to the satisfaction or waiver of other closing conditions (including, without limitation, approval by the shareholders of the other Funds of their Reorganizations). Therefore, notwithstanding shareholder approval, the Fund Reorganization could potentially not be consummated if the Reorganizations of the other Acquired Funds are not approved by their respective shareholders and no waiver is agreed to of this closing condition with respect to the Transaction. If the shareholders of an Acquired Fund do not approve the Reorganization of that Acquired Fund, then that Reorganization will not be implemented, and the Board of Trustees of Two Roads Shared Trust (the “Board”) may consider additional actions as it deems to be in the best interests of such Acquired Fund.

Q. How do I cast my vote?

A. You can vote in one of the following four ways:

1.	Complete, sign, date and promptly return the enclosed proxy card in the enclosed postage prepaid envelope;
2.	Call the toll-free number that appears on the enclosed proxy card and follow the simple instructions;
3.	Go to the website that appears on the enclosed proxy card and follow the simple instructions; or
4.	Attend the Special Meeting and vote in person.

Whether or not you plan to attend the Special Meeting, your prompt voting by proxy will help ensure a quorum at the Special Meeting. Voting by proxy will not prevent you from voting your shares in person at the Special Meeting. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Acquired Fund, (ii) by properly executing a later-dated proxy, or (iii) by attending the Special Meeting and voting in person. If you have any questions regarding the proposed Reorganization or how to vote your shares, please call EQ Fund Solutions, LLC toll-free at 888-227-9349.

Q. May I revoke my proxy?

A. Any shareholder who has given a proxy has the right to revoke it any time prior to its exercise by attending the Special Meeting and voting his or her shares in person, or by submitting a letter of revocation or a later-dated proxy card at the address indicated on the enclosed envelope provided with this Combined Proxy Statement and Prospectus. Any letter of revocation or later-dated proxy card must be received prior to the Special Meeting and must indicate your name and account number to be effective. Proxies voted by telephone or Internet may be revoked at any time before they are voted at the Special Meeting in the same manner that proxies voted by mail may be revoked (i.e., the shareholder may attend the Special Meeting and revoke their vote or submit a letter of revocation any time prior to the Special Meeting, or the shareholder may submit a new vote (in any capacity) to change their vote as only the shareholder’s most recent vote counts).

Q. What does the Board recommend?

A. After careful consideration and upon the recommendation of the Acquired Fund Advisers, the Board unanimously approved the Reorganization Agreement with respect to each of the Acquired Funds and recommends that you vote “FOR” the proposal to approve your Acquired Fund’s Reorganization.

Q. When and where will the Special Meeting be held?

A. The Special Meeting is scheduled to be held at the offices of ULTIMUS FUND SOLUTIONS, LLC, 80 ARKAY DRIVE, SUITE 110, HAUPPAUGE, NY 11788, at 10 a.m. ET, and if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location.

COMBINED PROXY Statement AND Prospectus

March 13, 2026

FOR THE REORGANIZATIONS OF

Anfield Enhanced Market ETF

Regents Park Hedged Market Strategy ETF

Anfield U.S. Equity Sector Rotation ETF

Anfield Universal Fixed Income ETF

Anfield Dynamic Fixed Income ETF

Anfield Universal Fixed Income Fund

each a Series of:

Two Roads Shared Trust

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INTO

Anfield Enhanced Market Strategy ETF

Regents Park Hedged Market Strategy ETF

Anfield U.S. Equity Sector Rotation ETF

Anfield Universal Fixed Income ETF

Anfield Dynamic Fixed Income ETF

Anfield Universal Fixed Income Fund

each a newly created series of:

Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

This Combined Proxy Statement and Prospectus (this “Combined Proxy Statement and Prospectus”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees (the “Board”) of Two Roads Shared Trust, a Delaware statutory trust (“Two Roads Trust”), for use at a joint Special Meeting of Shareholders (the “Special Meeting”) of Anfield Enhanced Market ETF (“Anfield Enhanced Market ETF”), Anfield Universal Fixed Income Fund (“Anfield Universal Fixed Income Fund” or the “Acquired Mutual Fund”, and together with Anfield Enhanced Market ETF, the “Anfield Funds”), Regents Park Hedged Market Strategy ETF (“Regents Park Hedged Market Strategy ETF”), Anfield U.S. Equity Sector Rotation ETF (“Anfield U.S. Equity Sector Rotation ETF”), Anfield Universal Fixed Income ETF (“Anfield Universal Fixed Income ETF”), and Anfield Dynamic Fixed Income ETF (“Anfield Dynamic Fixed Income ETF,” and collectively with Regents Park Hedged Market Strategy ETF, Anfield U.S. Equity Sector Rotation ETF, and Anfield Universal Fixed Income ETF, the “Regents Park ETFs”; together with Anfield Enhanced Market ETF, the “Acquired ETFs”; and each individually, an “Acquired ETF”), each a series of Two Roads Trust (the Acquired Mutual Fund and the Acquired ETFs, each an “Acquired Fund” and collectively, the “Acquired Funds”).

The Special Meeting will be held on April 30, 2026, at the offices of Ultimus Fund Solutions, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, at 10 a.m. ET. At the Special Meeting, you and the other shareholders of each Acquired Fund will be asked to consider and vote separately upon the proposals below, as applicable. Shareholders of each Acquired Fund will also be asked to consider and vote on Proposal 7, if necessary.

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Anfield Enhanced Market ETF (with respect to this Proposal 1, the “Acquired Fund”) to Anfield Enhanced Market ETF (with respect to this Proposal 1, the “Acquiring Fund”), a newly created series of Horizon Funds, a Delaware statutory trust (“Horizon Funds”), in exchange for (a) newly issued shares of the Acquiring Fund, and cash in lieu of fractional shares of the Acquiring Fund (if applicable), with such shares and cash having an aggregate value equal to the aggregate net asset value (“NAV”) of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the shares, and cash in lieu of fractional shares (if applicable), of the Acquiring Fund received in the exchange in proportion to the total dollar value of the shareholders’ respective holdings of shares of the Acquired Fund.

Proposal 2: Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Anfield Universal Fixed Income Fund (with respect to this Proposal 2, the “Acquired Fund” or the “Acquired Mutual Fund”) to Anfield Universal Fixed Income Fund (with respect to this Proposal 2, the “Acquiring Fund”), a newly created series of Horizon Funds, in exchange for (a) newly issued Institutional Class shares of the Acquiring Fund equal in aggregate net asset value to the aggregate net asset value of all outstanding shares of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the Institutional Class shares of the Acquiring Fund received in the exchange, in proportion to the total dollar value of the shareholders’ respective holdings of shares of the Acquired Fund.

Proposal 3. Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Regents Park Hedged Market Strategy ETF (with respect to this Proposal 3, the “Acquired Fund”) to Regents Park Hedged Market Strategy ETF (with respect to this Proposal 3, the “Acquiring Fund”), a newly created series of Horizon Funds, in exchange for (a) newly issued shares of the Acquiring Fund, and cash in lieu of fractional shares of the Acquiring Fund (if applicable), with such shares and cash having an aggregate value equal to the aggregate NAV of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the shares and cash in lieu of fractional shares (if applicable) of the Acquiring Fund received in the exchange in proportion to the total dollar value of the shareholders’ respective holdings of shares of the Acquired Fund.

Proposal 4. Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Anfield U.S. Equity Sector Rotation ETF (with respect to this Proposal 4, the “Acquired Fund”) to Anfield U.S. Equity Sector Rotation ETF (with respect to this Proposal 4, the “Acquiring Fund”), a newly created series of Horizon Funds, in exchange for (a) newly issued shares of the Acquiring Fund, and cash in lieu of fractional shares of the Acquiring Fund (if applicable), with such shares and cash having an aggregate value equal to the aggregate NAV of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the shares and cash in lieu of fractional shares (if applicable) of the Acquiring Fund received in the exchange in proportion to the total dollar value of the shareholders’ respective holdings of shares of the Acquired Fund.

Proposal 5. Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Anfield Universal Fixed Income ETF (with respect to this Proposal 5, the “Acquired Fund”) to Anfield Universal Fixed Income ETF (with respect to this Proposal 5, the “Acquiring Fund”), a newly created series of Horizon Funds, in exchange for (a) newly issued shares of the Acquiring Fund, and cash in lieu of fractional shares of the Acquiring Fund (if applicable), with such shares and cash having an aggregate value equal to the aggregate NAV of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the shares and cash in lieu of fractional shares (if applicable) of the Acquiring Fund received in the exchange in proportion to the total dollar value of the shareholders’ respective holdings of shares of the Acquired Fund.

Proposal 6. Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Anfield Dynamic Fixed Income ETF (with respect to this Proposal 6, the “Acquired Fund”) to Anfield Dynamic Fixed Income ETF (with respect to this Proposal 6, the “Acquiring Fund”), a newly created series of Horizon Funds, in exchange for (a) newly issued shares of the Acquiring Fund, and cash in lieu of fractional shares of the Acquiring Fund (if applicable), with such shares and cash having an aggregate value equal to the aggregate NAV of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the shares and cash in lieu of fractional shares (if applicable) of the Acquiring Fund received in the exchange in proportion to the total dollar value of the shareholders’ respective holdings of shares of the Acquired Fund.

Proposal 7: For shareholders of each Acquired Fund, to transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

Subject to approval by shareholders, the Reorganizations are expected to be consummated on May 1, 2026, or such other date as Two Roads Trust and Horizon Funds agree in writing. Failure of any of the conditions to closing as described in the Reorganization Agreement may result in the Reorganizations not being completed. In addition, the Reorganizations are subject to the closing of the Transaction. If the shareholders of a Fund approve the Reorganization of that Fund, the Transaction remains subject to the satisfaction or waiver of other closing conditions (including, without limitation, approval by the shareholders of the other Funds of their Reorganizations). Therefore, notwithstanding shareholder approval, the Fund Reorganization could potentially not be consummated if the Reorganizations of the other Acquired Funds are not approved by their respective shareholders and no waiver is agreed to of this closing condition with respect to the Transaction. If the shareholders of an Acquired Fund do not approve the Reorganization of that Acquired Fund, then that Reorganization will not be implemented, and the Board will consider other possible courses of action in the best interests of shareholders. This Proxy Statement and Prospectus, proxy card and accompanying Notice of Special Meeting of Shareholders will be first sent or given to shareholders on or about March 20, 2026. Only shareholders of record at the close of business on March 6, 2026, (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting and any adjournment(s) or postponement(s) thereof.

Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to Two Roads Trust, in person at the time of the Special Meeting, by voting the proxy at a later date through the toll-free number or through the Internet address listed in the enclosed voting instructions or by submitting a later dated proxy card. If your shares are held in the name of a brokerage firm, bank, nominee or other institution, you should provide instructions to your broker, bank, nominee or other institution on how to vote your shares. If you hold your shares in the name of a brokerage firm, bank, nominee or other institution, you must provide a legal proxy from that institution in order to vote your shares in person at the Special Meeting.

Each Acquired Fund is a series of Two Roads Trust. Each Acquiring Fund is a newly created series of Horizon Funds, an open-end management investment company registered with the Securities and Exchange Commission (“SEC”), and also organized as a Delaware statutory trust. The Acquired Funds and Acquiring Funds are sometimes referred to below individually as a “Fund” and, collectively, as the “Funds.”

The following documents have been filed with the SEC and are incorporated by reference into this Combined Proxy Statement and Prospectus (which means these documents are considered legally to be part of this Combined Proxy Statement and Prospectus):

A.	Anfield Enhanced Market ETF

(i)	Prospectus and Statement of Additional Information, dated June 28, 2025, as amended or supplemented (SEC Accession No. 0001580642-25-003825)
(ii)	Semi-Annual Report to for the period ended October 31, 2025, filed January 9, 2026, (SEC Accession No. 0001580642-26-000180)
(iii)	Anfield Enhanced Market ETF commenced operations on June 28, 2025, and has an April 30 fiscal year end. Accordingly, no Annual Report has been filed as of the date of this Combined Proxy Statement and Prospectus.

B.	Anfield Universal Fixed Income ETF

(i)	Prospectus and Statement of Additional Information, dated November 30, 2025, as amended or supplemented (SEC Accession No. 0001580642-25-007462)
(ii)	Annual Report to Shareholders for the fiscal year ended July 31, 2025, filed October 9, 2025 (SEC Accession No. 0001580642-25-006511)
(iii)	Semi-Annual Report to Shareholders for the period ended January 31, 2025, filed April 10, 2025 (SEC Accession No. 0001580642-25-002311)

C.	Regents Park Hedged Market Strategy ETF

(i)	Prospectus and Statement of Additional Information, dated May 31, 2025, as amended or supplemented (SEC Accession No. 0001580642-25-003360)
(ii)	Annual Report to Shareholders for the fiscal year ended January 31, 2025, filed April 10, 2025 (SEC Accession No. 0001580642-25-002314)
(iii)	Semi-Annual Report to Shareholders for the period ended July 31, 2025, filed October 8, 2025 (SEC Accession No. 0001580642-25-006503)

D.	Anfield Dynamic Fixed Income ETF

(i)	Prospectus and Statement of Additional Information, dated November 30, 2025, as amended or supplemented (SEC Accession No. 0001580642-25-007487)
(ii)	Amended Annual Report to Shareholders for the fiscal year ended July 31, 2025, filed October 23, 2025 (SEC Accession No. 0001580642-25-006702)
(iii)	Semi-Annual Report to Shareholders for the period ended January 31, 2025, filed April 11, 2025 (SEC Accession No. 0001580642-25-002322)

E.	Anfield U.S. Equity Sector Rotation ETF

(i)	Prospectus and Statement of Additional Information, dated February 27, 2026, as amended or supplemented (SEC Accession No. 0001580642-26-001279)
(ii)	Annual Report to Shareholders for the fiscal year ended October 31, 2025, filed January 9, 2026 (SEC Accession No. 0001580642-26-000207))
(iii)	Semi-Annual Report to Shareholders for the period ended April 30, 2025, filed July 8, 2025 (SEC Accession No. 0001580642-25-004129)

F.	Anfield Universal Fixed Income Fund

(i)	Prospectus and Statement of Additional Information, dated February 27, 2026, as amended or supplemented (SEC Accession No. 0001580642-26-001281)
(ii)	Annual Report to Shareholders for the fiscal year ended October 31, 2025, filed January 9, 2026, (SEC Accession No. 0001580642-26-000193)
(iii)	Semi-Annual Report to Shareholders for the period ended April 30, 2025, filed July 9, 2025, (SEC Accession No. 0001580642-25-004166)

G.	Acquiring Funds

(i)	The Acquiring ETFs' Prospectus and Statement of Additional Information, dated May 1, 2026, as amended or supplemented (INSERT ACCESSION NO)
(ii)	The Acquiring Mutual Fund's Prospectus and Statement of Additional Information, dated May 1, 2026, as amended or supplemented (INSERT ACCESSION NO)
(iii)	A Statement of Additional Information, dated March 13, 2026, relating to this Combined Proxy Statement and Prospectus
(iv)	Because the Acquiring Funds were created to consummate the Reorganizations (which are subject to shareholder approval), the Acquiring Funds have not yet commenced operations as of the date of this Combined Proxy Statement and Prospectus. Accordingly, no annual or semi-annual reports are available for the Acquiring Funds at this time.

Additional copies of the foregoing documents, including the Acquired Funds’ financial statements, and any more recent reports filed after the date hereof may be obtained without charge:

For the Acquiring Funds:

By Phone:	1-855-754-7932
By Mail:	Horizon Funds
By Internet:	www.horizonmutualfunds.com

For the Acquired Funds:

By Phone:	1-866-866-4848
By Mail:	Two Roads Shared Trust
By Internet:	www.regentsparkfunds.com (Regents Funds)
www.anfieldfunds.com (Anfield Funds)

You also may view or obtain these documents from the SEC:

By e-mail:	publicinfo@sec.gov (duplicating fee required)
By Internet:	www.sec.gov

This Combined Proxy Statement and Prospectus sets forth the basic information you should know before voting on the proposals. You should read it and keep it for future reference. Additional information is set forth in the Statement of Additional Information, dated March 13, 2026, relating to this Combined Proxy Statement and Prospectus, which is also incorporated by reference into this Combined Proxy Statement and Prospectus. The Statement of Additional Information is available upon request and without charge by calling 1-855-754-7932.

The Board knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, the persons named in the enclosed proxy card intend to vote in accordance with their best judgment.

No person has been authorized to give any information or make any representation not contained in this Combined Proxy Statement and Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Proxy Statement and Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

Date: March 13, 2026

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THIS Combined Proxy Statement and Prospectus IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The shares offered by this Combined Proxy Statement and Prospectus are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Acquiring Funds involves investment risk, including the possible loss of principal.

TABLE OF CONTENTS

I. Proposals 1-6 – To Approve the Agreement and Plan of Reorganization	20
A. Overview	20
B. Comparison Fee Tables and Examples	21
C. Comparison of Investment Objectives, Principal Investment Strategies and Risks	28
D. Comparison of Fundamental Investment Limitations	104
E. Comparison of Distributors, Rule 12b-1 Plans, Shareholder Services Plans, and Purchase, Redemption and Valuation Policies	112
F. Purchase, Redemption and Valuation Information	114
G. Key Information about the Reorganizations	121
1. Agreement and Plan of Reorganization	121
2. Description of the Acquiring Funds’ Shares	123
3. Board Considerations Relating to the Proposed Reorganizations	123
4. Section 15(f) of the Investment Company Act of 1940	125
5. Federal Income Tax Consequences	125
6. Comparison of Forms of Organization and Shareholder Rights	126
H. Material Differences in the Rights of Fund Shareholders	126
I. Fiscal Year End	131
J. Capitalization	131
K. Additional Information About the Funds	132
1. Past Performance of the Acquired Funds	132
2. Comparison of Management of the Funds	138
3. Trustees for the Acquired Funds and Acquiring Funds	142
4. Expenses of the Reorganization	142
5. Information About the Funds	143
L. Shareholder Communications with the Board	143
II. Voting Information	143
A. General Information	143
B. Method and Cost of Solicitation of Proxies	144
C. Right to Revoke Proxy	145
D. Security Ownership of Management and Principal Shareholders	145
E. Interest of Certain Persons in the Transaction	145
III. Miscellaneous Information	146
A. Other Business	146
B. Shareholder Proposals	146
C. Legal Matters	146
D. Householding	146
APPENDIX A FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1
APPENDIX B FINANCIAL HIGHLIGHTS OF ACQUIRED FUNDS	B-1

I.	Proposals 1-6 – To Approve the Agreement and Plan of Reorganization

A.	Overview

Based on the recommendation of Anfield and Regents Park, the current investment advisers to the Acquired Funds, the Board of Trustees of Two Roads Shared Trust (the “Board”) has called the Special Meeting to ask shareholders of each Acquired Fund to consider and vote separately on the proposed reorganization (each, a “Reorganization,” and collectively, the “Reorganizations”) of each of the Acquired Funds into a corresponding Acquiring Fund, each a newly created series of Horizon Funds. The Board considered and approved each Reorganization at a meeting held on January 20, 2026, subject to the approval of the applicable Acquired Fund’s shareholders.

The Acquired Funds are managed by Anfield and Regents Park, each an affiliated investment adviser owned by Anfield Group, LLC. Anfield serves as the investment adviser to the Anfield Funds and as sub-adviser to the Regents Park ETFs and Regents Park serves as the investment adviser to the Regents Park ETFs. On November 26, 2025, Anfield and Regents Park, together with Anfield Group, LLC and certain other related persons of the Acquired Fund Advisers, entered into an asset purchase agreement with Horizon Investments, LLC (“Horizon”), the investment adviser to the Acquiring Funds. Pursuant to that agreement, Horizon will, subject to the satisfaction of certain closing conditions (including approval of the Acquired Funds’ shareholders of the Reorganizations), acquire certain assets of the Acquired Funds Advisers that relate to, or are used or held for use in connection with, the Acquired Funds Advisers’ management and operation of the Acquired Funds (the “Transaction”).

In connection with the Transaction, the Board has approved each Reorganization, pursuant to an Agreement and Plan of Reorganization (“Reorganization Agreement”). In order to implement each Reorganization, the Board of Trustees of Horizon Funds has established each Acquiring Fund as a newly organized series of Horizon Funds that will commence operations upon the closing of the Reorganization of the corresponding Acquired Fund. Each Acquiring Fund will be managed by Horizon. If shareholders approve the Reorganization of an Acquired Fund, then all of the assets of the Acquired Fund will be acquired by the corresponding Acquiring Fund, the corresponding Acquiring Fund will assume all of the liabilities of the Acquired Fund, and your shares of the Acquired Fund will be exchanged for shares (and, with respect to Acquired ETFs, cash in lieu of fractional shares (if applicable)) of the corresponding Acquiring Fund.

The Board has unanimously approved the Reorganization for each Acquired Fund and recommends that you vote “FOR” the Reorganizations.

Horizon Funds is not affiliated with Two Roads Trust, Anfield, or Regents Park. Two Roads Trust and Horizon Funds have different Boards of Trustees. Administration, accounting, transfer agency, and distribution services are provided to the Acquired Funds and Acquiring Funds by the following entities:

Service Providers	Acquired Funds (Two Roads Trust)	Acquiring Funds (Horizon Funds)
Fund Administrator and Fund Accountant	Ultimus Fund Solutions, LLC	U.S. Bank Global Fund Services
Transfer Agent (Acquired ETFs)	Brown Brothers Harriman & Co.	U.S. Bank Global Fund Services
Transfer Agent (Acquired Mutual Fund)	Ultimus Fund Solutions, LLC	U.S. Bank Global Fund Services
Principal Underwriter/Distributor	Northern Lights Distributors, LLC	Quasar Distributors, LLC
Custodian	Brown Brothers Harriman & Co.	U.S. Bank Global Fund Services
Auditor	Deloitte & Touche LLP	Cohen & Company, Ltd.

It is expected that each Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). The closing of each Reorganization is conditioned upon the receipt by Horizon Funds and Two Roads Trust of an opinion to such effect from tax counsel to Horizon Funds. If a Reorganization so qualifies, the applicable Acquired Fund and its shareholders generally are not expected to recognize any gain or loss for federal income tax purposes on the transfer of its assets, the assumption of its liabilities, and its distribution of the corresponding Acquiring Fund’s shares in the Reorganization (except with respect to cash received in lieu of fractional shares of an Acquiring ETF).

The Acquired Funds and the Acquiring Funds will not pay for the costs of the Reorganizations or the Special Meeting. Horizon and the Acquired Fund Advisers will bear the costs associated with the Reorganizations, the Special Meeting, and solicitation of proxies, including the expenses associated with preparing and filing the registration statement that includes this Combined Proxy Statement and Prospectus and the cost of copying, printing, and mailing proxy materials. In addition to solicitations by mail, Horizon and the Acquired Fund Advisers may also solicit proxies, without special compensation, by telephone or otherwise.

20

Based upon the recommendation of the Acquired Fund Advisers and the information provided in connection with the proposed Reorganizations, the Board, comprised solely of trustees who are not interested persons of the Acquired Funds, believes that the Reorganizations are in the best interests of the Acquired Funds and their existing shareholders and that the interests of the Acquired Fund shareholders would not be diluted as a result of the Reorganizations.

In approving the Reorganizations, the Board considered, among other things:

●	Horizon, as investment adviser to the Acquiring Funds, is expected to provide a comparable level of portfolio management services to the Acquiring Funds as currently being provided to the Acquired Funds, and that the Acquired Funds’ current portfolio managers are expected to continue to manage the Funds as the Portfolio Managers of the Acquiring Funds;
●	the terms and conditions of the Reorganizations, including that each Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the applicable Acquired Fund and its shareholders are generally not expected to recognize gain or loss for U.S. federal income tax purposes in the Reorganization (except that cash paid in lieu of fractional shares of Acquired ETFs will be taxable);
●	that the investment objective, investment strategies and principal investment risks of each Acquired Fund are the same or substantially similar to each corresponding Acquiring Fund, except the changes made to the investment objective and principal investment strategies of Anfield Enhanced Market ETF, Anfield U.S. Equity Sector Rotation ETF and Anfield Dynamic Fixed Income ETF, which changes are not expected to have a material impact on the Funds’ overall investment strategies;
●	the historical performance of the Acquired Funds (although past performance is no guarantee of future performance) and that the portfolio managers responsible for day-to-day management of each Acquired Fund are expected to continue to be responsible for the corresponding Acquiring Fund;
●	that the total annual operating expenses (both before and after any applicable fee waivers and/or expense reimbursements) of each Acquiring Fund are expected to be the same or lower as the total annual operating of the corresponding Acquired Fund (before and after any applicable fee waiver and/or expense reimbursements);
●	with respect to the Acquired ETFs, that each Acquiring Fund operates under a unitary fee structure, pursuant to which Horizon has agreed to pay all expenses incurred by the Fund, except for the management fee and certain other expenses;
●	that the management fee of the Acquiring Mutual Fund is the same as the Acquired Mutual Fund and Horizon has agreed to enter into an expense limitation agreement with the Acquiring Mutual Fund that is lower than the Acquired Mutual Fund’s current expense limitation agreement for a period of two years from the date of the Reorganization;
●	that the Acquired Funds and the Acquiring Funds will not bear the cost of the Reorganizations;
●	the qualifications and experience of the Acquiring Funds’ new service providers;
●	that each Reorganization would not result in the dilution of the applicable shareholders’ interests;
●	that each Reorganization would be submitted to the shareholders of the applicable Acquired Fund for approval; and
●	that shareholders of an Acquired Fund who do not wish to become shareholders of the corresponding Acquiring Fund may redeem or sell their Acquired Fund shares, as applicable, before the Reorganization pursuant to the procedures set forth in each Acquired Fund’s applicable registration statement.

Based on these considerations and the recommendation by the Acquired Funds Advisers, the Board approved the solicitation of shareholders to vote on the Reorganization Agreement, the form of which is attached to this Combined Proxy Statement and Prospectus as Appendix A. Additional information about the Board’s considerations in approving the Reorganization Agreement is provided below under “Key Information about the Reorganizations – Board Considerations Relating to the Proposed Reorganizations.”

B.	Comparison Fee Tables and Examples

The following tables present the actual fees and expenses of each Acquired Fund for the fiscal year end indicated below, and the estimated fees and expenses of the corresponding Acquiring Funds, which have not yet commenced operations as of the date of this Combined Proxy Statement and Prospectus. For the Anfield Universal Fixed Income Fund, fee and expense information is provided for each share class of the Acquired Fund and for the Institutional Class of the Acquiring Fund, as all shareholders will receive Institutional Class shares following the Reorganization. For all other funds, which are structured as exchange-traded funds, fee and expense information is presented for the single class of shares. Expense limitation agreements and anticipated waivers or reimbursements are reflected where applicable.

21

Regents Park Hedged Market Strategy ETF

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Acquired Fund*	Acquiring Fund
Management Fees	0.75%(1)	0.75%(2)
Distribution and/or Service (12b-1) Fees	0.00%	0.00%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.75%	0.75%

*	Figures presented for the Acquired Fund are for the Fiscal year ended January 31, 2025.

(1)	The Acquired Fund’s adviser, Regents Park, provides investment advisory service, and is responsible for all of the expenses and liabilities of the Fund, inclusive of fees and expenses of other investment companies in which the Fund may invest, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto in return for a “unitary fee.”
(2)	Horizon has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses); (ii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (iv) any fees and expense related to the provision of securities lending services; (v) the advisory fee payable to the Adviser hereunder; (vi) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; and (vii) other extraordinary expenses (in each case as determined by a majority of the independent trustees).

Anfield Universal Fixed Income Fund

Acquired Fund’s Class A Compared to Acquiring Fund’s Institutional Class

Shareholder Fees (fees paid directly from your investment)	Acquired Fund*	Acquiring Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses (1)
Acquired Fund Expenses(2)	0.02%	None
Remaining Other Expenses	0.46%	0.25%
Total Annual Fund Operating Expenses	1.53%	1.05%
Waivers and Reimbursements	N/A	(0.06)%(3)
Total Annual Fund Operating Expenses (After Waivers and Reimbursements)	1.53%	0.99%

*	Figures presented for the Acquired Fund are for the Fiscal year ended October 31, 2025.
22

(1)	The operating expenses of the Anfield Universal Fixed Income Fund (Acquired Mutual Fund) in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. In addition, “Other Expenses” for the Acquiring Fund have been adjusted from amounts incurred by the Acquired Fund during the Acquired Fund’s most recent fiscal year end to reflect estimated current expenses for the Acquiring Fund.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
(3)	Horizon has agreed to waive its advisory fee and reimburse expenses to limit total operating expenses of the Acquiring Mutual Fund, at least until March 31, 2029, so that direct expenses (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) of the Acquiring Mutual Fund will not exceed, 0.99% with respect to Institutional Class shares, subject to the terms of the applicable expense limitation agreement; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment. After the expiration of the contractual expense limitation, total annual fund operating expenses may increase if Horizon does not renew or maintain the cap or waiver.

Anfield Universal Fixed Income Fund

Acquired Fund’s Class C Compared to Acquiring Fund’s Institutional Class

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Acquired Fund*	Acquiring Fund
Management Fees	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	1.00%	None
Other Expenses (1)
Acquired Fund Expenses(2)	0.02%	None
Remaining Other Expenses	0.46%	0.25%
Total Annual Fund Operating Expenses	2.28%	1.05%
Waivers and Reimbursements	N/A	(0.06)%(3)
Total Annual Fund Operating Expenses (After Waivers and Reimbursements)	2.28%	0.99%

*	Figures presented for the Acquired Fund are for the Fiscal year ended October 31, 2025.

(1)	The operating expenses of the Anfield Universal Fixed Income Fund (Acquired Mutual Fund) in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. In addition, “Other Expenses” for the Acquiring Fund have been adjusted from amounts incurred by the Acquired Fund during the Acquired Fund’s most recent fiscal year end to reflect estimated current expenses for the Acquiring Fund.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
(3)	Horizon has agreed to waive its advisory fee and reimburse expenses to limit total operating expenses of the Acquiring Mutual Fund, at least until March 31, 2029, so that direct expenses (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) of the Acquiring Mutual Fund will not exceed, 0.99% with respect to Institutional Class shares, subject to the terms of the applicable expense limitation agreement; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment. After the expiration of the contractual expense limitation, total annual fund operating expenses may increase if Horizon does not renew or maintain the cap or waiver.
23

Anfield Universal Fixed Income Fund

Acquired Fund’s Class I Compared to Acquiring Fund’s Institutional Class

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Acquired Fund*	Acquiring Fund
Management Fees	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses (1)
Acquired Fund Expenses(2)	0.02%	None
Remaining Other Expenses	0.45%	0.25%
Total Annual Fund Operating Expenses	1.27%	1.05%
Waivers and Reimbursements	N/A	(0.06)%(3)
Total Annual Fund Operating Expenses (After Waivers and Reimbursements)	1.27%	0.99%

*	Figures presented for the Acquired Fund are for the Fiscal year ended October 31, 2025.

(1)	The operating expenses of the Anfield Universal Fixed Income Fund (Acquired Mutual Fund) in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. In addition, “Other Expenses” for the Acquiring Fund have been adjusted from amounts incurred by the Acquired Fund during the Acquired Fund’s most recent fiscal year end to reflect estimated current expenses for the Acquiring Fund.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
(3)	Horizon has agreed to waive its advisory fee and reimburse expenses to limit total operating expenses of the Acquiring Mutual Fund, at least until March 31, 2029, so that direct expenses (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) of the Acquiring Mutual Fund will not exceed, 0.99% with respect to Institutional Class shares, subject to the terms of the applicable expense limitation agreement; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment. After the expiration of the contractual expense limitation, total annual fund operating expenses may increase if Horizon does not renew or maintain the cap or waiver.

Anfield U.S. Equity Sector Rotation ETF

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Acquired Fund*	Acquiring Fund
Management Fees	0.80%	0.79%(1)
Distribution and/or Service (12b-1) Fees	0.00%	0.00%
Other Expenses(2)
Acquired Fund Fees(3)	0.18%	0.18%
Remaining Other Expenses	0.18%	0.00%
Total Annual Fund Operating Expenses	1.16%	0.97%

*	Figures presented for the Acquired Fund are for the Fiscal year ended October 31, 2025.

(1)	Horizon has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses); (ii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (iv) any fees and expense related to the provision of securities lending services; (v) the advisory fee payable to the Adviser hereunder; (vi) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; and (vii) other extraordinary expenses (in each case as determined by a majority of the independent trustees).
(2)	“Other Expenses” for the Acquiring Fund have been adjusted from amounts incurred by the Acquired Fund during the Acquired Fund’s most recent fiscal year end to reflect estimated current expenses for the Acquiring Fund.
(3)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses of the Anfield U.S. Equity Sector Rotation ETF (Acquired Fund) in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Acquired Fund.
24

Anfield Enhanced Market ETF

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Acquired Fund	Acquiring Fund
Management Fees	0.80%	0.79%(1)
Distribution and/or Service (12b-1) Fees	0.00%	0.00%
Other Expenses(2)	0.41%	0.00%
Total Annual Fund Operating Expenses	1.21%	0.79%

*	Figures presented for the Acquired Fund are estimated for the current Fiscal year ended April 30, 2026.

(1)	Horizon has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses); (ii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (iv) any fees and expense related to the provision of securities lending services; (v) the advisory fee payable to the Adviser hereunder; (vi) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; and (vii) other extraordinary expenses (in each case as determined by a majority of the independent trustees).
(2)	“Other Expenses” for the Acquiring Fund have been adjusted from amounts incurred by the Acquired Fund during the Acquired Fund’s most recent fiscal year end to reflect estimated current expenses for the Acquiring Fund.

Anfield Universal Fixed Income ETF

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Acquired Fund*	Acquiring Fund
Management Fees	0.75%	0.85%(1)
Distribution and/or Service (12b-1) Fees	0.00%	0.00%
Other Expenses(2)	0.33%	0.00%
Total Annual Fund Operating Expenses	1.08%	0.85%

*	Figures presented for the Acquired Fund are for the Fiscal year ended July 31, 2025

(1)	Horizon has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses); (ii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (iv) any fees and expense related to the provision of securities lending services; (v) the advisory fee payable to the Adviser hereunder; (vi) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; and (vii) other extraordinary expenses (in each case as determined by a majority of the independent trustees).
(2)	“Other Expenses” for the Acquiring Fund have been adjusted from amounts incurred by the Acquired Fund during the Acquired Fund’s most recent fiscal year end to reflect estimated current expenses for the Acquiring Fund.
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Anfield Dynamic Fixed Income ETF

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Acquired Fund*	Acquiring Fund
Management Fees	0.80%	0.89%(1)
Distribution and/or Service (12b-1) Fees	0.00%	0.00%
Other Expenses(2)
Acquired Fund Fees(3)	0.18%	0.18%
Remaining Other Expenses	0.41%	0.00%
Total Annual Fund Operating Expenses	1.39%	1.07%
Expense Recoupment	0.29%	N/A
Total Annual Fund Operating Expenses After Expense Recoupment	1.68%(4)	1.07%

*	Figures presented for the Acquired Fund are for the Fiscal year ended July 31, 2025

(1)	Horizon has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses); (ii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (iv) any fees and expense related to the provision of securities lending services; (v) the advisory fee payable to the Adviser hereunder; (vi) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; and (vii) other extraordinary expenses (in each case as determined by a majority of the independent trustees).
(2)	“Other Expenses” for the Acquiring Fund have been adjusted from amounts incurred by the Acquired Fund during the Acquired Fund’s most recent fiscal year end to reflect estimated current expenses for the Acquiring Fund.
(3)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses of Anfield Dynamic Fixed Income ETF (Acquired Fund) in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(4)	The Acquired Fund Adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund through at least November 30, 2026 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest and borrowing costs, sales loads, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, brokerage fees and commissions, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the waiver or reimbursement is made.

Example

The Example below is intended to help you compare the cost of investing in each Acquired Fund with the cost of investing in the corresponding Acquiring Fund on a pro forma basis. The Example assumes that you invest $10,000 in a Fund and then redeem/sell all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return, that each Fund’s Total Annual Fund Operating Expenses remain as stated in the previous table and that distributions are reinvested (except that the Example incorporates any fee waivers and/or expense limitation arrangements only through March 31, 2029). Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows, if you redeem your shares:

Regents Park Hedged Market Strategy ETF	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$77	$240	$417	$930
Acquiring Fund (Pro forma)	$77	$240	$417	$930

Anfield Universal Fixed Income Fund	1 Year	3 Years	5 Years	10 Years
Acquired Fund – Class A Shares	$721	$1,030	$1,359	$2,290
Acquired Fund – Class C Shares	$231	$711	$1,218	$2,612
Acquired Fund – Class I Shares	$129	$402	$695	$1,530
Acquiring Fund – Institutional Class Shares (Pro forma)	$101	$315	$561	$1,265

Anfield U.S. Equity Sector Rotation ETF	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$118	$368	$638	$1,409
Acquiring Fund (Pro forma)	$99	$309	$536	$1,190

Anfield Enhanced Market Strategy ETF	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$123	$384
Acquiring Fund (Pro forma)	$81	$252

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Anfield Universal Fixed Income ETF	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$110	$343	$595	$1,317
Acquiring Fund (Pro forma)	$87	$271	$471	$1,049

Anfield Dynamic Fixed Income ETF	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$171	$468	$788	$1,694
Acquiring Fund (Pro forma)	$109	$340	$590	$1,306

Comparison of Rule 12b1 Plans (Acquired ETFs)

The Acquired ETFs and the Acquiring ETFs are both subject to distribution plans pursuant to Rule 12b-1 under the 1940 Act (“12b1 Plans”). In accordance with the 12b-1 Plans, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No payments have been paid by the Acquired ETFs under the Acquired ETFs 12b-1 Plan. No Rule 12b-1 fees are currently expected to be paid by the Acquiring ETFs, and there are currently no plans to impose these fees for the current fiscal year. Thereafter, 12b-1 fees may only be imposed after approval by the Horizon Funds Board of Trustees. Any forgone 12b-1 fees during the initial twelve months will not be recoverable during any subsequent period. In the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Acquiring ETF’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Comparison of Expense Limitation Agreements

Acquired ETFs. Other than Regents Park Hedged Market Strategy ETF (which is subject to a “unitary fee” structure), the Acquired Funds Advisers have agreed to waive fees and or reduce expenses of the Acquired ETFs until the time specified in each Acquired ETF’s applicable registration statement to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.50% of the Acquiring ETF’s average daily net assets. Each of these agreements may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Acquiring ETFs in future years on a rolling three-year basis (within the three years after the fees have been waived and/or the expenses have been reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation in effect at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease the Acquiring ETF’s expenses and increase its performance.

Acquiring ETFs. The Acquiring ETFs do not have a fee waiver or expense limitation agreement in effect with Horizon because the Acquiring ETFs will operate under a “unitary fee” structure under which Horizon is contractually obligated to pay all expenses of the Acquiring ETFs, except for: (i) interest; (ii) taxes; (iii) brokerage commissions and other transaction-related expenses; (iv) acquired fund fees and expenses; and (v) extraordinary expenses. As a result, the Acquiring ETFs pay a single management fee to Horizon, and, except for the specified excluded expenses, shareholders do not bear additional fund-level operating expenses. The absence of a fee waiver or expense limitation agreement reflects the contractual obligation of Horizon to cover substantially all ordinary expenses under the unitary fee arrangement.

Acquired Mutual Fund Anfield has contractually agreed to waive fees and or reduce expenses of the Acquired Mutual Fund fees and/or to make payments to limit Fund expenses until at least March 1, 2026, so that the total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses) of the Fund do not exceed 1.75% for Class A shares, 2.50% for Class C shares and 1.50% for Class I shares. These fee waivers and expense reimbursements by Anfield are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years of when the amount has been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver and/or reimbursement was made.

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Acquiring Mutual Fund. Horizon has agreed to waive its advisory fee and reimburse expenses to limit total operating expenses of the Acquiring Mutual Fund, at least until March 31, 2029, so that direct expenses (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) of the Acquiring Mutual Fund will not exceed 0.99% for Institutional Class shares, subject to the terms of the applicable expense limitation agreement; provided, however, that fees waived and expenses reimbursed are subject to possible recoupment, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment After the expiration of the contractual expense limitation, total annual fund operating expenses may increase if Horizon does not renew or maintain the cap or waiver.

All shareholders of the Acquired Mutual Fund will receive Institutional Class shares of the Acquiring Mutual Fund in the Reorganization. The following table summarizes the expense limitation arrangement for the relevant share classes:

Anfield Universal Fixed Income Fund
	Class A (Acquired Fund)	→	Institutional Class (Acquiring Fund)
Operating Expense Limit	1.75%[1]		0.99%[2]
	Class C (Acquired Fund)	→	Institutional Class (Acquiring Fund)
Operating Expense Limit	2.50%[1]		0.99%[2]
	Class I (Acquired Fund)	→	Institutional Class (Acquiring Fund)
Operating Expense Limit	1.50%[1]		0.99%[2]

[1]	Excludes, as applicable, any front-end or contingent deferred sales loads, taxes, leverage interest, distribution/service (Rule 12b-1) fees, shareholder services fees, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business).
[2]	Excludes front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan or Shareholder Servicing Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation).

There is no guarantee that Horizon will continue its contractual agreement to waive its fees and/or reimburse expenses of the Acquiring Mutual Fund at this level following the expiration of the initial term (through March 31, 2029) of the expense limitation agreement; therefore, the Acquiring Mutual Fund’s total annual fund operating expenses may increase after the initial term if such agreement to waive and/or reimburse expenses is not continued by Horizon.

C.	Comparison of Investment Objectives, Principal Investment Strategies and Risks

Each Fund’s investment objective, principal investment strategies and risks, as well as each Fund’s investment limitations and restrictions, are discussed in more detail below.

Comparison of Investment Objectives

The investment objectives of the Acquiring Funds are identical to the investment objectives of the corresponding Acquiring Funds, except that the Anfield Enhanced Market Strategy ETF (Acquiring Fund) and Anfield U.S. Equity Sector Rotation ETF (Acquiring Fund) will have a different investment objective than the corresponding Acquired Funds. Each Fund’s investment objective may be changed without shareholder approval upon 60 days prior written notice to shareholders.

Regents Park Hedged Market Strategy ETF
Acquired Fund	Acquiring Fund
The Fund seeks to provide capital appreciation through exposure to the U.S. Large Cap equity market while hedging overall market risk.	Identical.
Anfield Universal Fixed Income Fund
Acquired Fund	Acquiring Fund
The Fund seeks current income.	Identical.
Anfield U.S. Equity Sector Rotation ETF
Acquired Fund	Acquiring Fund
The Fund seeks to outperform traditional large-cap equity indices and styles over full market cycles by investing in various sectors of the equity market.	The Fund seeks to provide capital appreciation.
Anfield Enhanced Market Strategy ETF
Acquired Fund	Acquiring Fund
The investment objective of the Fund is to meet or exceed the return of the S&P 500 Total Return Index over full market cycles.	The Fund seeks to provide capital appreciation.
Anfield Universal Fixed Income ETF
Acquired Fund	Acquiring Fund
The Fund seeks current income.	Identical.
Anfield Dynamic Fixed Income ETF
Acquired Fund	Acquiring Fund
The Fund seeks to provide total return with capital preservation as a secondary objective.	Identical.

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Comparison of Principal Investment Strategies

The principal investment strategies of each Acquiring Fund are the same or substantially similar to the principal investment strategies of the corresponding Acquired Fund, except that Anfield Enhanced Market Strategy ETF (Acquiring Fund), Anfield U.S. Equity Sector Rotation ETF (Acquiring Fund) and Anfield Dynamic Fixed Income ETF (Acquiring Fund) will have certain differences in their principal investment strategies. In particular, each of the Anfield U.S. Equity Sector Rotation ETF and Anfield Dynamic Fixed Income ETF (Acquired Funds) has historically implemented its investment strategy as a “fund-of-funds,” meaning that it primarily invested its assets in securities of other ETFs. The principal investment strategy for the corresponding Acquiring Fund has been revised to reflect that Anfield U.S. Equity Sector Rotation ETF and Anfield Dynamic Fixed Income ETF may each pursue its investment strategy by investing in other ETFs or by investing directly in securities. The Anfield Dynamic Fixed Income ETF’s principal investment strategy also has been revised to reflect that the Acquiring Fund may use options as a part of its principal investment strategy. In addition, certain immaterial changes have been made to the strategy description for the Acquiring Funds to remove references to certain types of investments that the Acquired Funds’ reserved the right to use but that generally have not historically been utilized as a part of the Acquired Funds’ principal investment strategy and are not expected to be a part of the Acquiring Funds’ principal investment strategies. Each Fund is classified as a diversified investment company under the 1940 Act. Each Fund seeks to achieve its investment objective by using the following strategies.

Regents Park Hedged Market Strategy ETF (Acquired Fund)	Regents Park Hedged Market Strategy ETF (Acquiring Fund)

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, in equity securities represented in, or instruments related or linked to, the S&P 500 Price Index (“S&P 500 Index”). The Fund may invest in various types of U.S. broad equity market linked derivatives including, but not limited to, long and short positions in futures, options, swaps, combinations of long and short standardized call and put options contracts on the S&P 500 Index (or other U.S. Large Cap equity market indices) or directly in equity securities of companies listed on, or indirectly in open-end investment companies tracking, the S&P 500 Index (or other U.S. Large Cap equity market indices).

The Fund’s Adviser determines the amount of the Fund’s portfolio to be invested directly in a basket of equity securities that is correlated to the overall performance of the S&P 500 Index and in equity market index derivatives based on its assessment of their relative valuations. Generally the Fund will purchase equity market index derivatives when the Adviser believes equity index derivatives are fairly valued or undervalued relative to the applicable index, and purchase equity securities when it deems equity index derivatives are overvalued relative to equity securities.

The Fund also structures its investments with a view towards hedging the Fund’s portfolio in an effort to mitigate against losses incurred during market declines. The cost of such hedging limits the amount of upside market participation the Fund’s portfolio is able to achieve.

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, in equity securities represented in, or instruments related or linked to, the S&P 500 Price Index (“S&P 500 Index”). The Fund may invest in various types of U.S. broad equity market linked derivatives including, but not limited to, long and short positions in futures and options, combinations of long and short standardized call and put options contracts on the S&P 500 Index (or other U.S. Large Cap equity market indices), or directly in equity securities of companies listed on, or indirectly in open-end investment companies tracking, the S&P 500 Index (or other U.S. Large Cap equity market indices).

The Fund’s Adviser determines the amount of the Fund’s portfolio to be invested directly in a basket of equity securities that is correlated to the overall performance of the S&P 500 Index and in equity market index derivatives based on its assessment of their relative valuations. Generally the Fund will purchase equity market index derivatives when the Adviser believes equity index derivatives are fairly valued or undervalued relative to the applicable index, and purchase equity securities when it deems equity index derivatives are overvalued relative to equity securities.

The Fund also structures its investments with a view towards hedging the Fund’s portfolio in an effort to mitigate against losses incurred during market declines. The cost of such hedging limits the amount of upside market participation the Fund’s portfolio is able to achieve.

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The Fund may invest in moderately “out of the money” standard option put contracts (“put options”). An “out of the money” option is one that has no intrinsic value, only extrinsic value; and an option is “out of the money” if its strike price is lower than the market price of the underlying reference asset. A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option. The put options allow the Adviser to put some or all of the notional value of the Fund’s assets to another party, at a pre-specified price which limits the Fund’s exposure to declines in the S&P 500 Index or other U.S. Large Cap equity market indices. In addition, the Fund may sell put options on the S&P 500 Index or another U.S. Large Cap equity market index with strike prices closer to or equal to the S&P 500 Index value with a view towards generating option premium income to the Fund.

The Fund may also purchase standard call options on the S&P 500 Index and may purchase standard call options on other U.S Large Cap market indices. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. The amount of call options that the Fund purchases depends on many market factors including but not limited to the volatility of the broad stock market and the S&P 500 Index or other U.S. Large Cap equity index and the interest rate environment which determines how much income can be earned on the Fund’s collateral portfolio.

The Fund expects that, under normal circumstances, less than 10% of the Fund’s equity securities and derivatives investments will be invested in securities, options or other derivatives tied to a U.S. Large Cap equity index other than the S&P 500 Index, however, in limited circumstances, the amount of such assets invested in securities, options or other derivatives tied to a U.S. Large Cap equity index other than S&P 500 Index could temporarily increase to as much as 20%.

The Fund uses derivatives in addition to or in place of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. The Fund typically will seek to gain long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. However, index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly. The Fund’s remaining assets that are not invested in derivatives or directly in equity securities, commonly referred to as the “collateral” of Fund, support the derivatives exposures described above. This collateral is actively managed and primarily invested in liquid short-to-intermediate term debt securities and instruments (rated B3/B- or better at purchase), including U.S. Treasury and Government Agency securities, commercial paper, corporate bonds, Agency and Non-Agency MBS, and structured debt such as collateralized loan obligations. The portion of the Fund’s portfolio invested in such fixed income and debt instruments will be over and above any required margin collateral on the Fund’s derivative investments. If sufficient fixed income and debt instruments are not available for investment, the Fund expects to invest the collateral in exchange traded funds until such instruments become available to the Fund for investment.

The Fund may invest in moderately “out of the money” standard option put contracts (“put options”). An “out of the money” option is one that has no intrinsic value, only extrinsic value; and an option is “out of the money” if its strike price is lower than the market price of the underlying reference asset. A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option. The put options allow the Adviser to put some or all of the notional value of the Fund’s assets to another party, at a pre-specified price which limits the Fund’s exposure to declines in the S&P 500 Index or other U.S. Large Cap equity market indices. In addition, the Fund may sell put options on the S&P 500 Index or another U.S. Large Cap equity market index with strike prices closer to or equal to the S&P 500 Index value with a view towards generating option premium income to the Fund.

The Fund may also purchase standard call options on the S&P 500 Index and may purchase standard call options on other U.S Large Cap market indices. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. The amount of call options that the Fund purchases depends on many market factors including but not limited to the volatility of the broad stock market and the S&P 500 Index or other U.S. Large Cap equity index and the interest rate environment which determines how much income can be earned on the Fund’s collateral portfolio.

Options purchased by the Fund may be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”) and allow customization of terms such as exercise price, exercise style, and expiration date.

The Fund uses derivatives in addition to or in place of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. The Fund typically will seek to gain long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. However, index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly. The Fund’s remaining assets that are not invested in derivatives or directly in equity securities, commonly referred to as the “collateral” of Fund, support the derivatives exposures described above. This collateral is actively managed and primarily invested in liquid short-to-intermediate term debt securities and instruments (rated B3/B- or better at purchase), including U.S. Treasury and Government Agency securities, commercial paper, corporate bonds, Agency and Non-Agency MBS, and structured debt such as collateralized loan obligations. The portion of the Fund’s portfolio invested in such fixed income and debt instruments will be over and above any required margin collateral on the Fund’s derivative investments. If sufficient fixed income and debt instruments are not available for investment, the Fund expects to invest the collateral in exchange traded funds until such instruments become available to the Fund for investment.

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The Adviser also may elect to use a portion of Fund assets over and above the net amount required for derivatives margin requirements and any net proceeds from the purchase and sale of derivatives, to purchase additional stock market exposure through various instruments that are linked to or consist directly of stocks in the U.S. Large Cap equity market indices, if in its estimation the potential for additional upside return capture is worth the risk, or to manage the timing of portfolio income from collateral versus establishing the desired upside Index capture ratio (i.e., the percentage of additional market exposure that the Adviser elects to purchase).

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives.

The Adviser also may elect to use a portion of Fund assets over and above the net amount required for derivatives margin requirements and any net proceeds from the purchase and sale of derivatives, to purchase additional stock market exposure through various instruments that are linked to or consist directly of stocks in the U.S. Large Cap equity market indices, if in its estimation the potential for additional upside return capture is worth the risk, or to manage the timing of portfolio income from collateral versus establishing the desired upside Index capture ratio (i.e., the percentage of additional market exposure that the Adviser elects to purchase).

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives.

Anfield Universal Fixed Income Fund (Acquired Fund)	Anfield Universal Fixed Income Fund (Acquiring Fund)

The Fund normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments. The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different types of securities and sectors of the fixed income markets. The principal investments of the Fund include corporate bonds, U.S. government and agency securities, master-limited partnerships (“MLPs”) (tied to energy-related commodities), preferred securities, private debt, foreign sovereign bonds, convertible securities, bank loans, mortgage-backed securities, and cash equivalent instruments. To a lesser extent, the Fund may invest in dividend-paying common stocks. The Fund may invest in structured products including mortgage-related and other asset-backed securities including residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations (“CLOs”).

The Fund may invest in fixed income instruments with fixed or adjustable (floating) rates. The Fund does not seek to maintain any particular weighted average maturity or duration, and may invest in fixed income instruments of any maturity or duration. The Fund may invest in both investment grade and below investment grade (often referred to as “high yield” or “junk” bonds) securities, subject to a maximum of up to 50% of the Fund’s assets in below investment grade securities. The Fund will typically invest a substantial portion of the Fund’s investments in securities of issuers with a range of credit ratings that have stable or improving fundamentals. Securities of these issuers include secured bank loans and below investment grade bonds. The Fund may also engage in short sales when it believes a security is overvalued in the market. The Fund may invest without limit in U.S. and non-U.S. dollar-denominated securities of U.S. and foreign issuers, including issuers located in emerging market countries.

The Fund normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments. The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different types of securities and sectors of the fixed income markets. The principal investments of the Fund include corporate bonds, U.S. government and agency securities, master-limited partnerships (“MLPs”) (tied to energy-related commodities), preferred securities, private debt, foreign sovereign bonds, convertible securities, bank loans, mortgage-backed securities, and cash equivalent instruments. To a lesser extent, the Fund may invest in dividend-paying common stocks. The Fund may invest in structured products including mortgage-related and other asset-backed securities including residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations (“CLOs”).

The Fund may invest in fixed income instruments with fixed or adjustable (floating) rates. The Fund does not seek to maintain any particular weighted average maturity or duration, and may invest in fixed income instruments of any maturity or duration. The Fund may invest in both investment grade and below investment grade (often referred to as “high yield” or “junk” bonds) securities, subject to a maximum of up to 50% of the Fund’s assets in below investment grade securities. The Fund will typically invest a substantial portion of the Fund’s investments in securities of issuers with a range of credit ratings that have stable or improving fundamentals. Securities of these issuers include secured bank loans and below investment grade bonds. The Fund may also engage in short sales when it believes a security is overvalued in the market. The Fund may invest without limit in U.S. and non-U.S. dollar-denominated securities of U.S. and foreign issuers. Depending on market conditions, the Fund may at times focus its investments in particular sectors or areas of the economy.

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The Fund’s investment process includes both a top-down macroeconomic analysis and a bottom-up analysis of individual securities. In its evaluation of a potential investment, the Fund conducts a fundamental analysis of the individual issuer, reviews the valuation of the security and the relative valuations of similar securities, and analyzes the supply and demand for the security in the market. The Fund seeks to identify companies in stable and growing sectors of the economy that generate sufficient revenue to meet their debt obligations. The Fund will sell a portfolio holding when the security no longer meets its investment criteria or when a more attractive investment is available.

The Fund may engage in active and frequent trading. The Fund may also engage in securities lending to generate income.

The Fund’s investment process includes both a top-down macroeconomic analysis and a bottom-up analysis of individual securities. In its evaluation of a potential investment, the Fund conducts a fundamental analysis of the individual issuer, reviews the valuation of the security and the relative valuations of similar securities, and analyzes the supply and demand for the security in the market. The Fund seeks to identify companies in stable and growing sectors of the economy that generate sufficient revenue to meet their debt obligations. The Fund will sell a portfolio holding when the security no longer meets its investment criteria or when a more attractive investment is available.

The Fund may engage in active and frequent trading. The Fund may also engage in securities lending to generate income.

Anfield U.S. Equity Sector Rotation ETF (Acquired Fund)	Anfield U.S. Equity Sector Rotation ETF (Acquiring Fund)

The Fund is an actively managed exchange-traded fund (“ETF”) that normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of ETFs (“Underlying Funds”) that each invest at least 80% of their assets in U.S. equity securities, as well as directly in individual U.S. equity securities. The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different types of securities and sectors of the U.S. equity markets. The Fund defines equity securities to include ETFs that invest primarily in equity securities, such as common and preferred stocks. The Fund will invest primarily in large capitalization issuers, although its assets may be invested in securities of any market capitalization. Based on the Sub-Adviser’s tactical investment style, the Fund will invest in Underlying Funds and individual U.S. equity securities based on the Sub-Adviser’s macroeconomic and asset cycle investing methodology that determines the rank order of equity sectors, and then makes periodic shifts to i) capitalize on market opportunities, or ii) avoid market declines. The core of the Fund’s portfolio will be comprised of a combination of individual U.S. equity securities and Underlying Funds in the sectors that make up the S&P 500 Index, although additional positions may be included in the Fund’s securities. Over- and under-weights of industry sectors are determined by the overall market and sector outlook. The Fund is generally rebalanced and adjusted on a quarterly basis, or when changing conditions warrant an adjustment.

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal circumstances, not less than 80% of the value of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. companies. For purposes of the Fund’s 80% policy, the Fund defines U.S. equity securities as common stocks and preferred stocks of issuers of any market capitalization, convertible debt securities, American Depositary Receipts, real estate investment trusts, derivative instruments related thereto (which may include futures, options, or other derivative instruments), and shares of other investment companies, such as ETFs and mutual funds, that invest primarily in U.S. equity securities (“Underlying Funds”).

The Adviser applies a macroeconomic and asset cycle investing methodology, combining top-down analysis of macroeconomic conditions with proprietary forecasting tools to assess sector rankings and guide periodic portfolio adjustments. Portfolio rebalancing may occur quarterly or at other intervals in response to material changes in economic or market conditions. The Fund’s portfolio generally consists of equity securities of large-cap issuers representing sectors included in the S&P 500 Index, but investments may be made in any sector or industry and in issuers of any market capitalization. Sector and issuer weightings are determined based on the Adviser’s assessment of market and sector outlooks and depending on market conditions, the Fund may at times focus its investments in particular sectors or areas of the economy.

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The Fund’s investment process includes both a top-down macroeconomic analysis and a forecasting methodology. The Sub-Adviser conducts an annual analysis of the state of the investment universe based on economic, political, and market conditions, which is used to forecast the outlook for various asset classes and industry sectors. The Sub-Adviser uses proprietary methods to continuously monitor the state of the national and international economy and markets for significant changes in order to invest in those sectors and market categories with the highest potential for positive returns during periods of relative economic strength while de-allocating from equities and utilizing defensive positioning such as allocations to cash when economic and market environments weaken. The Fund’s tactical strategy further employs a proprietary analysis of fundamental, business cycle, and technical factors that specifically affect the securities used in the Fund’s strategy. The Fund will sell a portfolio holding when the security no longer meets its investment criteria or when a more attractive investment is available.

The Fund may engage in active and frequent trading. For the purpose of achieving income, the Fund may engage in securities lending.

Security selection is based on annual reviews of the investment universe, evaluating economic, political, and market conditions, and is supplemented by ongoing monitoring for significant developments. Allocations may be increased to sectors and issuers assessed to have higher potential for return during periods of relative economic strength, while exposures may be reduced or cash allocations increased in response to weakening market or economic environments. Tactical portfolio adjustments are informed by proprietary analysis of fundamental, business cycle, and technical factors. Portfolio holdings may be sold when securities no longer meet the Fund’s investment criteria or when alternative investments are deemed more favorable.

Options purchased by the Fund may be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”) and allow customization of terms such as exercise price, exercise style, and expiration date.

The Fund may invest in equity securities of companies of any size capitalization, although it expects to primarily invest in large capitalization companies. The Fund considers a large market capitalization company to be a company with a market capitalization within the range of one or more companies in the S&P 500 Index at the time of purchase.

The Fund may engage in active and frequent trading in order to pursue its investment objective. For the purpose of achieving income, the Fund may engage in securities lending.

Anfield Enhanced Market ETF (Acquired Fund)	Anfield Enhanced Market Strategy ETF (Acquiring Fund)
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, in equity securities represented in, or instruments related or linked to, the S&P 500 Total Return Index (“S&P 500 Index”). The Fund may invest in various types of U.S. broad equity market linked derivatives including, but not limited to, long and short positions in futures, options, swaps, combinations of long and short standardized call and put options contracts on the S&P 500 Index or directly in equity securities of companies listed on, or indirectly in open-end investment companies tracking, the Rusell 1000 Index (which includes those companies contained in the S&P 500 Index) and fixed income securities, including U.S. Government-issued and corporate debt instruments. While the Fund will be primarily invested, directly or indirectly, in large capitalization companies, the Fund may also invest in medium capitalization companies. Under normal circumstances, the Fund’s overall investment strategy will generally be comprised of assets that will largely track the total return of the S&P 500 Index through (i) the use of index derivative instruments, (ii) a collateral portfolio comprised of short to intermediate maturity, investment grade quality fixed income instruments, and (iii) an actively managed portfolio of individual stocks selected from the Russell 1000 Index.	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, in securities represented in, or instruments related or linked to, established indices that measure the performance of large-cap segments of the U.S. equity markets, including the S&P 500 Total Return Index (“S&P 500 Index”). The Fund may invest in various types of U.S. broad-based equity market linked derivatives including, but not limited to, long and short positions in futures, options, combinations of long and short standardized call and put options contracts on the S&P 500 Index or directly in equity securities of companies listed on, or indirectly in open-end investment companies tracking, the S&P 500 Index, and fixed income securities, including U.S. Government-issued and corporate debt instruments. While the Fund will be primarily invested, directly or indirectly, in large capitalization companies, the Fund may also invest in medium capitalization companies. Under normal circumstances, the Fund’s overall investment strategy will generally be comprised of assets that provide risk-managed exposure to the S&P 500 Index through (i) the use of derivative instruments, (ii) a collateral portfolio comprised of short to intermediate maturity, investment grade quality fixed income instruments, and (iii) an actively managed portfolio of individual stocks of U.S. large capitalization companies.

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The Fund may also purchase standard call options on the S&P 500 Index and may purchase standard call options on other U.S Large Cap market indices. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. The amount of call options that the Fund purchases depends on many market factors including but not limited to the volatility of the broad stock market and the S&P 500 Index or other U.S. Large Cap equity index and the interest rate environment which determines how much income can be earned on the Fund’s collateral portfolio.

The Fund expects that, under normal circumstances, generally between 10% to 25% of the Fund’s net assets will be invested in securities tied to the Russell 1000 Index. As a result, the amount of assets invested in securities tied to a U.S. Large Cap equity index other than S&P 500 Index could be as much as 125% at any time, although such assets may be included in both the S&P 500 Index and the Russell 1000 Index. The Fund’s portfolio will generally be invested in the sectors that make up the S&P 500 Index, although additional positions may be included in the Fund’s securities. As of the date of this Prospectus, the S&P 500 Index, and therefore the Fund, will have significant exposure to the information technology sector.

The Fund uses derivatives in addition to or in place of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. The Fund does not utilize hedging strategies and seeks to remain invested in the S&P 500 Index derivatives even when the S&P 500 Index is declining in value. The Fund typically will seek to gain long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the notional amount of the Fund’s net assets. However, index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly. The Fund’s remaining assets that are not invested in derivatives or directly in equity securities, commonly referred to as the “collateral” of the Fund, support the derivatives exposures described above. This collateral is actively managed and primarily invested in liquid short-to-intermediate term debt securities and instruments (rated B3/B- or better at purchase), including U.S. Treasury and Government Agency securities, commercial paper, corporate bonds, Agency and Non-Agency MBS, and structured debt such as collateralized loan obligations. The portion of the Fund’s portfolio invested in such fixed income and debt instruments will be over and above any required margin collateral on the Fund’s derivative investments. If sufficient fixed income and debt instruments are not available for investment, the Fund expects to invest the collateral in exchange-traded funds until such instruments become available to the Fund for investment. The Adviser also may elect to use a portion of Fund assets over and above the net amount required for derivatives margin requirements and any net proceeds from the purchase and sale of derivatives, to purchase equity securities issued by companies in the Russell 1000 Index. The Russell 1000 Index measures the performance of the large-cap segment of the US equity universe. The Fund will use a quantitative, momentum-based methodology in selecting such individual positions. The strategy uses a multiple of price-based indicators to rank stocks based on their short- and longer-term trading history. Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives.

The Fund’s use of derivatives may include call options on the S&P 500 Index and other U.S Large Cap market indices. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. The amount of call options that the Fund purchases depends on many market factors including but not limited to the volatility of the broad stock market and the S&P 500 Index or other U.S. Large Cap equity index and the interest rate environment which determines how much income can be earned on the Fund’s collateral portfolio.

Options purchased by the Fund may be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”) and allow customization of terms such as exercise price, exercise style, and expiration date.

The Fund’s portfolio will generally be invested in the sectors that make up the S&P 500 Index, although additional positions may be included in the Fund’s securities. As of the date of this Prospectus, the S&P 500 Index, and therefore the Fund, will have significant exposure to the information technology sector.

The Fund typically will seek to gain long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the notional amount of the Fund’s net assets. However, index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly. The Fund’s remaining assets that are not invested in derivatives or directly in equity securities, commonly referred to as the “collateral” of the Fund, support the derivatives exposures described above. This collateral is actively managed and primarily invested in liquid short-to-intermediate term debt securities and instruments (rated B3/B- or better at purchase), including U.S. Treasury and Government Agency securities, commercial paper, corporate bonds, Agency and Non-Agency MBS, and structured debt such as collateralized loan obligations. The portion of the Fund’s portfolio invested in such fixed income and debt instruments will be over and above any required margin collateral on the Fund’s derivative investments. If sufficient fixed income and debt instruments are not available for investment, the Fund expects to invest the collateral in exchange-traded funds until such instruments become available to the Fund for investment. The Fund will use a quantitative, momentum-based methodology in selecting such individual positions. The strategy uses a multiple of price-based indicators to rank stocks based on their short- and longer-term trading history.

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives.

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Anfield Universal Fixed Income ETF (Acquired Fund)	Anfield Universal Fixed Income ETF (Acquiring Fund)

The Fund is an actively managed exchange-traded fund (“ETF”) that normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments. The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different types of securities and sectors of the fixed income markets. The principal investments of the Fund include corporate bonds, U.S. government and agency securities, master-limited partners (“MLPs”) (tied to energy-related commodities), private debt, foreign sovereign bonds, convertible securities, bank loans, asset-backed securities, mortgage-backed securities, and cash equivalent instruments. To a lesser extent, the Fund may invest in dividend-paying common stocks. The Fund may also invest in various types of derivatives, including futures, options, credit default swaps, total return swaps and repurchase agreements. The Fund may use derivatives as a substitute for making direct investments in underlying instruments, to reduce certain exposures or to “hedge” against market volatility and other risks. The Fund may also invest in other investment companies, including other ETFs.

The Fund may invest in fixed income instruments with fixed or adjustable (floating) rates. The Fund does not seek to maintain any particular weighted average maturity or duration, and may invest in fixed income instruments of any maturity or duration. The Fund may invest in both investment grade and below investment grade (often referred to as “high yield” or “junk” bonds) securities, subject to a maximum of up to 50% of the Fund’s assets in below investment grade securities. The Fund will typically invest a substantial portion of the Fund’s investments in securities of issuers with a range of credit ratings that have stable or improving fundamentals. Securities of these issuers include secured bank loans and below investment grade bonds. The Fund may invest without limit in U.S. and non-U.S. dollar-denominated securities of U.S. and foreign issuers, including investing up to 20% of its net assets in issuers located in emerging markets.

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. While Federal law limits bank borrowings to one-third of a fund’s assets (which includes the borrowed amount), the use of derivatives is not limited in the same manner. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives. The Fund’s investment process includes both a top-down macroeconomic analysis and a bottom-up analysis of individual securities. In its evaluation of a potential investment, the Fund conducts a fundamental analysis of the individual issuer, reviews the valuation of the security and the relative valuations of similar securities, and analyzes the supply and demand for the security in the market. The Fund seeks to identify companies in stable and growing sectors of the economy that generate sufficient revenue to meet their debt obligations. The Fund will sell a portfolio holding when the security no longer meets its investment criteria or when a more attractive investment is available.

The Fund is actively managed and may engage in frequent trading.

The Fund is an actively managed exchange-traded fund (“ETF”) that normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments. The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different types of securities and sectors of the fixed income markets. The principal investments of the Fund include corporate bonds, U.S. government and agency securities, master-limited partnerships (“MLPs”) (tied to energy-related commodities), preferred securities, private debt, foreign sovereign bonds, convertible securities, bank loans, mortgage-backed securities, and cash equivalent instruments. To a lesser extent, the Fund may invest in dividend-paying common stocks. The Fund may invest in structured products including mortgage-related and other asset-backed securities including residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations (“CLOs”).

The Fund may invest in fixed income instruments with fixed or adjustable (floating) rates. The Fund does not seek to maintain any particular weighted average maturity or duration, and may invest in fixed income instruments of any maturity or duration. The Fund may invest in both investment grade and below investment grade (often referred to as “high yield” or “junk” bonds) securities, subject to a maximum of up to 50% of the Fund’s assets in below investment grade securities. The Fund will typically invest a substantial portion of the Fund’s investments in securities of issuers with a range of credit ratings that have stable or improving fundamentals. Securities of these issuers include secured bank loans and below investment grade bonds. The Fund may also engage in short sales when it believes a security is overvalued in the market. The Fund may invest without limit in U.S. and non-U.S. dollar-denominated securities of U.S. and foreign issuers. Depending on market conditions, the Fund may at times focus its investments in particular sectors or areas of the economy.

The Fund’s investment process includes both a top-down macroeconomic analysis and a bottom-up analysis of individual securities. In its evaluation of a potential investment, the Fund conducts a fundamental analysis of the individual issuer, reviews the valuation of the security and the relative valuations of similar securities, and analyzes the supply and demand for the security in the market. The Fund seeks to identify companies in stable and growing sectors of the economy that generate sufficient revenue to meet their debt obligations. The Fund will sell a portfolio holding when the security no longer meets its investment criteria or when a more attractive investment is available.

Options purchased by the Fund may be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”) and allow customization of terms such as exercise price, exercise style, and expiration date.

The Fund may also engage in securities lending to generate income.

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Anfield Dynamic Fixed Income ETF (Acquired Fund)	Anfield Dynamic Fixed Income ETF (Acquiring Fund)

The Fund is an actively managed exchange-traded fund (“ETF”) that is a “fund of funds,” meaning that it primarily invests its assets in securities of other ETFs. The Fund normally invests at least 80% of its net assets, including any borrowings for investment purposes, in other unaffiliated ETFs (“Underlying Funds”) that invest in any facet of the global debt markets, including corporate bonds, U.S. government and agency securities, private debt, foreign sovereign bonds, convertible securities, bank loans, asset-backed securities, mortgage-backed securities, and cash equivalent instruments. The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different types of securities and sectors of the fixed income markets. The Fund’s strategy seeks to outperform traditional core fixed income indices and styles over full market cycles by investing dynamically. It is expected that the Fund will typically hold 8-25 Underlying Funds to gain exposure to particular segments of the fixed income markets. These concentrated dynamic allocations are made with the goal of either capitalizing on positive opportunities or avoiding market declines. The Underlying Funds may invest heavily in foreign (non-U.S.) securities, and the Fund may have significant exposure through the Underlying Funds to issuers in emerging markets. The Fund may also invest in convertible securities. The Fund may also invest in various types of derivatives, including exchange-listed and over the counter (“OTC”) futures, options, total return swaps, forwards and repurchase agreements. The Fund or the Underlying Funds may use derivatives as a substitute for making direct investments in underlying instruments, to reduce certain exposures or to “hedge” against market volatility and other risks.

The Fund and the Underlying Funds may invest in fixed income instruments with fixed or adjustable (floating) rates. The Fund does not seek to maintain any particular weighted average maturity or duration, and may invest directly in or in Underlying Funds that hold fixed income instruments of any maturity or duration. The Fund and the Underlying Funds may invest in both investment grade and below investment grade (often referred to as “high yield” or “junk” bonds) securities, subject to a maximum of up to 50% of the Fund’s assets in below investment grade securities. The Fund will typically invest, through its investments in the Underlying Funds, a substantial portion of the Fund’s investments in securities of issuers with a range of credit ratings that have stable or improving fundamentals. Securities of these issuers include secured bank loans and below investment grade bonds.

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal circumstances, not less than 80% of the value of its net assets (plus the amount of borrowings for investment purposes) in fixed income investments. For purposes of the Fund’s 80% investment policy, the Fund defines fixed income investments to include any debt or debt-related securities, income producing securities, and other instruments or evidences of indebtedness, including bonds, bills, notes (including structured notes), loans, money market instruments, mortgage- and asset-backed securities, and derivative instruments related thereto, as well as shares of other investment companies, such as ETFs and mutual funds, that invest primarily in fixed income investments.

The Fund is not managed relative to any index and may allocate its assets among sectors and issuers across the global debt markets, including corporate bonds, U.S. government and agency securities, private debt, foreign sovereign bonds, convertible securities, bank loans, asset-backed securities, mortgage-backed securities, and cash equivalent instruments. The Fund maintains broad flexibility to invest in fixed income instruments with fixed or adjustable (floating) rates and does not seek to maintain any particular weighted average maturity or duration. Investments may include both investment grade and below investment grade securities, sometimes referred to as high yield or junk bonds, subject to a maximum of 50% of the Fund’s assets in below investment grade securities. The Fund may invest in securities of issuers with a range of credit ratings that have stable or improving fundamentals, including secured bank loans and below investment grade bonds.

The Adviser applies a bottom-up security research process within a top-down economic framework, driven by proprietary fundamental research. Sector selection is determined by ongoing analysis of market opportunities and a broad economic outlook established through cyclical and secular forums, with an orientation toward capital preservation. The Fund’s portfolio construction emphasizes sector diversity to spread risk across multiple industries and companies and may de-emphasize sectors when fundamentals are poor, as measured by factors such as valuation, quality of earnings prospects, profit margins, and earnings. Portfolio holdings are sold when a sector reaches a target price or stop loss price, an investment thesis plays out, events fail to confirm the investment thesis, fundamentals deteriorate and change the risk-reward profile, or more attractive risk-adjusted return opportunities are identified.

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Anfield Capital Management, LLC (the “Sub-Adviser”) selects potential investments based on its ongoing analysis of available opportunities. The Fund’s investment process includes bottom-up security research that incorporates a top-down economic framework. The Fund’s sector selection is driven by proprietary fundamental research. The broad economic outlook is determined in cyclical and secular forums that set the investment tone, with an orientation to capital preservation. The Fund’s price gains are balanced against a goal of preserving principle, with an emphasis on sectors with attractive fundamentals. The Fund’s sector diversity aims to spread risk across multiple industries and companies and will de-emphasize sectors when their fundamentals are poor, as measured by, among other factors, valuation, including price-to-earnings ratio, quality of earnings prospects, profit margins and earnings. The Sub-Adviser expects that the Fund will generally hold 8-25 positions, although total holdings are dependent on market conditions, the Sub-Adviser’s market views, and other factors. The Fund will sell a portfolio holding when it believes a sector has reached a target price or stop loss price, an investment thesis plays out, events fail to confirm the investment thesis, fundamentals deteriorate and cause a change to the risk-reward profile, or management identifies more attractive risk-adjusted return opportunities elsewhere.

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. While Federal law limits bank borrowings to one-third of a fund’s assets (which includes the borrowed amount), the use of derivatives is not limited in the same manner. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives. The Fund’s investments that are denominated in foreign (non-U.S.) currencies may be hedged or un-hedged on an opportunistic basis.

The Fund may engage in active and frequent trading and could have an annual portfolio turnover of over 100%. For the purpose of achieving income, the Fund may engage in securities lending.

The Fund may also invest in various types of derivatives, including exchange-listed and over-the-counter futures, options, forwards, and repurchase agreements. Derivatives may be used as a substitute for making direct investments in underlying instruments, to reduce certain exposures, or to hedge against market volatility and other risks. The use of derivatives may result in leverage, which magnifies exposure to price movements of the reference asset underlying a derivative and increases volatility, potentially resulting in greater gains or losses compared to a fund that does not use derivatives. The Fund’s investments denominated in foreign currencies may be hedged or unhedged on an opportunistic basis.

Options purchased by the Fund may be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”) and allow customization of terms such as exercise price, exercise style, and expiration date.

The Fund may invest in issuers located in non-U.S. markets and may, through investments in Underlying Funds, have significant exposure to foreign (non-U.S.) securities.

The Fund may also engage in securities lending to generate income.

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Comparison of Principal Risks

The principal risks of each Acquired Fund are substantially the same as the principal risks of each corresponding Acquiring Fund, which are set forth in the following tables. The Funds describe and organize the principal risks associated with investments in each Acquired Fund and the corresponding Acquiring Fund in a substantially similar way because the Funds have the same or substantially similar investment objectives and principal investment strategies. Notwithstanding the foregoing, certain immaterial changes have been made to the principal risk disclosures for the Acquiring Funds. These changes remove references to risks associated with investment types that the Acquired Funds reserved the right to use but have not historically been used as part of the Acquired Funds’ principal investment strategies and are not expected to be part of the Acquiring Funds’ principal investment strategies. For Funds that invest in other investment companies, the Fund may be subject to the risks described below through its own direct investments or indirectly through investments in underlying funds.

Regents Park Hedged Market Strategy ETF (Acquired Fund)	Regents Park Hedged Market Strategy ETF (Acquiring Fund)

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflicts, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Identical.

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Equity Risk: Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.	Identical.
Derivatives Risk: The derivative instruments in which the Fund may invest may be more volatile than other instruments. and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Certain derivatives require the Fund to pledge cash or liquid securities as margin or collateral, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin or collateral if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.	Identical.
Note: Addressed generally in the Acquired Fund’s prospectus under “Derivatives Risk”	Futures Risk. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments, and may involve a small initial investment relative to the risk assumed. In connection with the Fund’s or an Underlying Fund’s use of futures contracts, if the value of investments is incorrectly forecasted, the Fund or Underlying Fund might have been in a better position if the Fund or Underlying Fund had not entered into the contract. Because the futures utilized by the Fund or an Underlying Fund are standardized and exchange traded and are centrally cleared (with a clearinghouse interposed as the counterparty), the primary credit exposure arises to the Fund’s futures commission merchant and, indirectly, to the clearinghouse. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities or interest rates), and index tracking or basis risk (in the case of stock index futures).

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Options Risk: The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk, and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

Hedging Transactions Risk: Anfield Capital Management, LLC (the “Sub-Adviser”) from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.	Identical, except all references to the Sub-Adviser are deleted and replaced with “Horizon”, or “Adviser”.
Index Risk: The Fund’s investments are subject to the risks associated with changes to the S&P 500 Index. The Fund will be negatively affected by general declines in the securities and asset classes represented in the S&P 500 Index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the S&P 500 Index. S&P Dow Jones Indices LLC (the “Index Provider”) relies on third party data it believes to be reliable in constructing the S&P 500 Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the S&P 500 Index. Because the Fund structures its investments in order to hedge the Fund’s portfolio against declines in the S&P 500 Index, the performance of the Fund and the S&P 500 Index will differ from each other. In addition, the Fund incurs operating expenses and portfolio transaction costs not incurred by the S&P 500 Index. These risks may be heightened during times of market volatility or other unusual market conditions.	Identical.

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Fixed Income Securities Risk: Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Longer-term securities may be more sensitive to interest rate changes. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.	Fixed Income Securities Risk: Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Longer-term securities may be more sensitive to interest rate changes. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

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In addition to the risks noted above, the Fund’s portfolio may include, as direct holdings or as collateral for the Fund’s U.S. equity index derivatives positions, certain short to intermediate maturity, investment grade quality fixed income instruments, including, without limitation, the following:

● Commercial paper. Commercial paper consists of unsecured corporate notes with maturities of 270 days or less. Cash repayment depends on the issuer’s cash flows and ability to access short term funding at maturity. Prices reflect movements in short term interest rates and credit spreads, and trading liquidity can decline in periods of market stress, which can affect the proceeds realized on sale.

● Corporate bonds. Corporate bonds are debt issued by companies and may have fixed or floating interest rates and call features. Prices change with interest rates and with changes in issuer credit quality and credit spreads. Features such as call rights, seniority, guarantees, collateral, and covenant terms influence cash flows and potential recovery if the issuer defaults, and the ability to sell a bond at or near its carrying value varies with rating, issue size, and market conditions.

● U.S. Government and agency securities. U.S. Treasury obligations are backed by the full faith and credit of the United States and their market values change with interest rates and general market conditions. Agency and government sponsored enterprise obligations may not carry a full faith and credit guarantee, and the level of support depends on the issuing entity or program. Liquidity and pricing differ across issuers and programs, and yields and market values move accordingly.

● Mortgage backed securities (including agency and non agency). Mortgage backed securities represent interests in pools of residential or commercial mortgage loans. Cash flows can speed up or slow down with borrower prepayments or extensions, and embedded options can produce negative convexity, where price declines can accelerate as rates rise and price increases can be muted as rates fall. Non agency securities and subordinate tranches rely on borrower performance and tranche structure and can experience greater credit loss, and liquidity and valuation can be more difficult in stressed markets.

● Asset backed securities. Asset backed securities represent interests in pools of receivables such as auto loans, credit card receivables, or student loans. Cash flows depend on the performance of the underlying collateral and the actions of the servicer. Structural features, including subordination, trigger events, and waterfall priorities, can redirect payments during stress and change the timing and amount of distributions, and the pace of repayment can accelerate or slow depending on the asset type and market conditions.

● Collateralized loan obligations. Collateralized loan obligations are structured pools of corporate loans that are divided into tranches with different seniority and payment priority. Tranche outcomes depend on borrower credit quality, compliance with collateral quality and coverage tests, and the decisions of the CLO manager. Cash flows can be diverted to protect senior tranches if tests are breached, lower tranches absorb losses first and may defer interest, and tranche values change with movements in loan spreads and market conditions, with senior tranches also affected by collateral deterioration and test failures even without loan defaults.

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Counterparty Risk: The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of the Fund to pursue its investment strategy. Also, the Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Fund and its clearing members generally provides that the clearing members will accept for clearing all transactions submitted for clearing that are within credit limits specified by the clearing members in advance, the Fund could be subject to this execution risk if the Fund submits for clearing transactions that exceed such credit limits, if the clearing house does not accept the transactions for clearing, or if the clearing members do not comply with their agreement to clear such transactions. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction. In addition, new regulations could, among other things, restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements. If the Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result.	Identical.

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Yield Curve Risk: This is the risk that there is an adverse shift in market interest rates of fixed income investments. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.	Identical.
Market Events Risk: There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. Political turmoil within the U.S. and abroad may also impact the Fund. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets. These conditions are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. When the U.S. government and the Federal Reserve reduce market support activities, including by increasing interest rates, such reductions could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.	Identical.
Absence of an Active Market Risk: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers or authorized participants. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares and market makers are under no obligation to make a market in the Fund’s shares. Additionally, only a limited number of institutions act as authorized participants for the Fund and only an authorized participant may engage in creation or redemption transactions directly with the Fund and are not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the authorized participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.	Identical.

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Calculation Methodology Risk: The S&P 500 Index relies on various sources of information to assess the criteria of issuers included in the S&P 500 Index, including information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser, nor the S&P 500 Index Provider can offer assurances that the S&P 500 Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the S&P 500 Index.

Identical, [except that reference to “the Sub-Adviser” has been revised as follows:

“Neither the Fund, the Adviser, ~~the~~ Sub-Adviser (as and when applicable), nor the S&P 500 Index Provider can offer assurances . . .”]

Cash Transactions Risk: The Fund may effect all or a portion of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. If the Fund effects redemptions for cash, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.	Identical.
Cash Redemptions Risk: The Fund expects to pay out its redemption proceeds principally in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used. Only certain institutional investors known as authorized participants who have entered into an agreement with the Fund’s distributor may redeem shares from the Fund directly; all other investors buy and sell shares at market prices on the Exchange.	Identical.

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Cybersecurity Risk: There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, investment sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries (“Service Providers”) to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

Identical, except that reference to the “investment sub-adviser” has been revised as follows:

“There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, investment sub-adviser (as and when applicable), custodian, transfer agent, distributor and other service providers and financial intermediaries (“Service Providers”) . . .”

ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” An investor may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Trading in shares on the exchange on which the Fund is listed may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that	Identical.
Failure to Qualify as a Regulated Investment Company Risk: If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. If the Fund fails to qualify as a regulated investment company, distributions to the Fund’s shareholders generally would be eligible for treatment as qualified dividend income, in the case of individual shareholders, and for the dividends received deduction in the case of corporate shareholders. For additional information, please see the section entitled “Federal Tax Matters.”	Not a principal risk.
Financials Sector Risk. The financials sector includes companies in the banks, capital markets, diversified financials, and insurance industry groups. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. Specifically, the financial sector may be significantly affected by changes in the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financials sector. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.	Not a principal risk.

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Fluctuation of Net Asset Value Risk: The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Sub-Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.	Identical, except the reference to the “Sub-Adviser” is deleted and replaced with “Horizon”, or “Adviser”.
Gap Risk: The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.	Identical.
Interest Rate Risk. In response to certain economic conditions, including periods of high inflation, government authorities and regulators may respond with significant fiscal and monetary policy changes such as raising interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility.	Identical.
Leveraging Risk: To the extent the Fund uses leveraging techniques, its net asset value may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile and small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. Certain derivatives require the Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to comply with limits on leverage imposed by the Investment Company Act of 1940, as amended (the “1940 Act”), to satisfy its obligations, to meet additional margin or collateral or regulatory requirements or to meet redemption requests resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.	Identical.

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Market Capitalization Risk: The Fund’s anticipated weighting towards larger-sized companies subjects the Fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the Fund may invest in companies of any size, its share price could be more volatile than the Fund that invests only in large companies. Small and medium–sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.	Identical.
Management Risk: The Fund’s investment strategies may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies to those of the Fund. Management risk includes the risk that the quantitative model used by the Fund’s investment sub-adviser may not perform as expected, particularly in volatile markets.	Identical, except that the reference to the “investment sub-adviser” is deleted and replaced with “Investment Adviser”.
Portfolio Turnover Risk: The Fund may experience high portfolio turnover, including investments made on a shorter-term basis, which may lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.	Not a principal risk.
Trading Issues Risk: Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.	Identical.

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Underlying Fund Risk: The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Underlying Fund Risk: The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, which may fluctuate, and the securities may be affected by changes in the credit rating of the U.S. Government.	Identical.
Volatility Risk: The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.	Identical.
Anfield Dynamic Fixed Income Fund (Acquired Fund)	Anfield Dynamic Fixed Income Fund (Acquiring Fund)
Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.	Identical.
Management Risk. The Fund’s investment strategies may not result in an increase of the value of your investment in the Fund or in overall performance equal to other similar investment vehicles having similar investment strategies to those of the Fund. The Sub-Adviser determines the intrinsic value of the securities the Fund holds, and its assessment may be incorrect, which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses or models could affect the ability of the portfolio managers to implement strategies. In addition, the Fund’s dynamic strategy may be unsuccessful and may cause the Fund to miss attractive investment opportunities while in a defensive position.	Identical.

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Market Risk. Overall market risk may affect the value of individual instruments in which the Fund or an Underlying Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, or adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Identical

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Fixed Income Securities Risk. Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration risk, and liquidity risk, which are more fully described below. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund and the Underlying Funds invest in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund or an Underlying Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows, but have recently risen could rise further. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund or an Underlying Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which may reduce the liquidity and may increase the volatility for such fixed income securities. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.	Identical.
High Yield Risk. Investment in or exposure to high yield (lower rated or below investment grade) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative and are higher risk than investment grade instruments with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments.	Identical.

51

Mortgage-Backed and Asset-Backed Securities Risk. The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk. Mortgage-backed securities include caps and floors, inverse floaters, mortgage dollar rolls, private mortgage pass-through securities, resets and stripped mortgage securities. A systemic and persistent increase in interest rate volatility may also negatively impact a number of the Fund’s mortgage-backed and asset-backed securities holdings.	Identical.
Underlying Fund Risk. The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Fund’s investments in the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

Underlying Fund Risk. The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

Note: For the Acquired Fund, the discussion of underlying fund fees is located under Investment Companies/Exchange-Traded Funds Risk.

Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs that may result in lower investment returns.	Not a principal risk.
Authorized Participant Concentration Risk. To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (NAV) and may face delisting.	Identical.
Bank Loan Risk. The Fund’s and Underlying Funds’ investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.	Identical.
Cash Redemption Risk. The Fund may pay out of its redemption proceeds in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used. Only certain institutional investors known as authorized participants who have entered into an agreement with the Fund’s distributor may redeem shares from the Fund directly; all other investors buy and sell shares at market prices on an exchange.	Identical.

52

Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.	Identical.
Counterparty Credit Risk. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.	Identical.
Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations. Changes in the credit rating of a debt security held by the Fund or an Underlying Fund could have a similar effect.	Identical.
Credit Spread Risk. The risk that credit spreads (or the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of lower-rated securities.	Identical.
Currency Risk. The risk that foreign currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s or an Underlying Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.	Identical.
Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, an Underlying Fund, the Adviser, Sub-Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries (collectively, the “Service Providers”) to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its Service Providers may adversely impact the Fund or its shareholders.	Identical.

53

Derivatives Risk. The derivative instruments in which the Fund or the Underlying Funds may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and certain derivatives may create a risk of loss greater than the amount invested by the Fund or an Underlying Fund. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events; changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.	Identical, except that references to credit default swaps and total return swaps have been removed.
Options Risk. N/A

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk, and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

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Energy Sector Risk. The Fund or an Underlying Fund may invest in the energy sector, which is comprised of energy, industrial, consumer, infrastructure and logistics companies, and therefore will be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. At times, the performance of energy sector investments may lag the performance of other sectors or the market as a whole. Companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. The energy markets have experienced significant volatility in recent periods, including a historic drop in crude oil and natural gas prices in April 2020 attributable to the significant decrease in demand for oil and other energy commodities as a result of the slowdown in economic activity due to the COVID-19 pandemic as well as price competition among key oil-producing countries. Future pandemics could lead to reduced production and price volatility.	Not a principal risk.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

o    Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

o    Trading Issues. Trading in shares on the Cboe BZX Exchange, Inc (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Identical.

55

o    Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholders for the shares. ▪ In times of market stress, such as what was experienced in 2020 with the COVID-19 pandemic, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Fluctuation of Net Asset Value Risk. Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.	Identical.

56

Focus Risk. To the extent the Fund invests in a smaller number of holdings, the Fund may be more adversely impacted by changes in the price of individual holdings than funds with a greater number of holdings.	Identical.
Forward and Futures Contract Risk. Forward and futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in forward and futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. In connection with the Fund’s or an Underlying Fund’s use of forward and futures contracts, if the value of investments is incorrectly forecasted, the Fund or Underlying Fund might have been in a better position if the Fund or Underlying Fund had not entered into the contract. Because the forwards and futures utilized by the Fund or an Underlying Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on forward and futures contracts is the creditworthiness of the exchange itself. Forwards and futures are also subject to market risk, interest rate risk (in the case of forward and futures contracts relating to income producing securities) and index tracking risk (in the case of stock index forwards and futures).	Identical.
Gap Risk. The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.	Identical.
Geographic and Sector Risk. The risk that if the Fund or an Underlying Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises affecting that region or sector may affect the value of the Fund’s or Underlying Fund’s investments more than if the Fund’s or Underlying Fund’s investments were not so focused. While the Fund or an Underlying Fund may not concentrate in any one industry, the Fund or an Underlying Fund may invest without limitation in a particular country or sector.	Not a principal risk.
Hedging Transactions Risk. The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.	Identical.

57

Index Risk. If a derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.	Identical.
Investment Companies/Exchange-Traded Funds Risk. When the Fund invests in other investment companies (including closed-end funds and ETFs) it will bear additional expenses based on its pro rata share of other investment company’s or ETF’s operating expenses, including management fees of unaffiliated funds, in addition to those paid by the Fund. The risk of owning shares of an investment company (including a closed-end fund or ETF) generally reflects the risks of owning the underlying investments held by the investment company (including a closed-end fund or ETF). The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. The Fund may invest in inverse ETFs, which may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected. Investment companies that trade on an exchange could trade at a significant premium or discount to its net asset value.	Identical.
Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.	Identical.
Leveraging Risk. The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks and small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Certain derivatives require the Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations to meet additional margin requirements or regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.	Identical.
Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads in which investor redemptions from fixed income mutual funds may be higher than normal. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. All of these risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance.	Identical.

58

Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities, including by beginning to increase interest rates. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.	Identical.
Portfolio Turnover Risk. The Fund may experience high portfolio turnover, including investments made on a shorter-term basis, which may lead to increased Fund expenses such as higher transactional and brokerage costs that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.	Not a principal risk.
Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.	Identical.
Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, the SEC recently adopted regulations that will subject activities of mutual funds trading certain derivative instruments to additional regulation, which may increase the operating expenses of the Fund and impair the Fund’s ability to achieve its investment objective.	Identical.

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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund. In certain market conditions, the portion of the Fund’s securities on loan may be significant, and may magnify the risk of such a loss or delay.	Identical.

Swap Risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund or an Underlying Fund and the risk that the Fund or Underlying Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective.

o    Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

o    Total Return Swaps Risk. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total returns swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

Not a principal risk.

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U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.	Identical.
Valuation Risk. The sale price that the Fund or an Underlying Fund could receive for a portfolio security may differ from the Fund’s or Underlying Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s or an Underlying Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.	Identical.
Variable or Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.	Identical.
Volatility Risk. The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.	Identical.
Anfield U.S. Equity Sector Rotation ETF (Acquired Fund)	Anfield U.S. Equity Sector Rotation ETF (Acquiring Fund)
Management Risk. The Fund’s investment strategies may not result in an increase of the value of your investment in the Fund or in overall performance equal to other similar investment vehicles having similar investment strategies to those of the Fund. The Sub-Adviser determines the intrinsic value of the securities the Fund holds and its assessment may be incorrect, which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses or models could affect the ability of the portfolio managers to implement strategies. In addition, the Fund’s tactical strategy may be unsuccessful and may cause the Fund to miss attractive investment opportunities while in a defensive position. Management risk includes the risk that the quantitative model used by the Adviser may not perform as expected, particularly in volatile markets.	Identical.

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Market Risk. Overall market risk may affect the value of individual instruments in which the Fund or an Underlying Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, tariffs, the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities markets or adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Identical.
Volatility Risk. The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to factors that affect markets generally or that affect a particular industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.	Identical.

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Sector Risk. The Fund may focus its investments in securities of a particular sector. Sector risk is the risk that if the Fund invests a significant portion of its total assets in issuers within the same economic sector, an adverse economic business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. Economic, legislative or regulatory developments may occur that significantly affect an entire sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

o    Communication Services Sector. Companies in the communications services sector are subject to the risk that they will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions, and/or increased competition.

o   Consumer Discretionary Sector. The consumer discretionary sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preference, exploration and production spending. The impact of a pandemic, such as what was experienced with COVID-19, could negatively affect the global economy and, in turn, negatively affect companies in the consumer discretionary sector.

o   Consumer Staples Sector. The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand.

o    Energy Sector. Companies in the energy sector may be adversely affected by fluctuations in energy prices and supply and demand of energy fuels. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. The demand for oil and other energy commodities was adversely impacted by the COVID-19 pandemic. Future pandemics could lead to reduced production and price volatility.

o     Financials Sector. Companies in the financials sector are often subject to extensive governmental regulation and the potential for additional regulation, which may adversely affect the scope of their activities, the prices they can charge, and the amounts of capital they must maintain.

Sector Risk. The Fund may focus its investments in securities of a particular sector. Sector risk is the risk that if the Fund invests a significant portion of its total assets in issuers within the same economic sector, an adverse economic business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. Economic, legislative or regulatory developments may occur that significantly affect an entire sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

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o    Healthcare Sector. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Healthcare companies are subject to competitive forces that may result in price discounting.

o     Industrials Sector. The value of companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and the introduction of new products.

o    Information Technology Sector. Information technology companies face intense competition and potentially rapid product obsolescence. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.

o    Materials Sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, environmental policies, import controls, competition, availability of resources and labor relations.

o    Real Estate Sector. Securities in the real estate sector are susceptible to the risks associated with the real estate industry in general. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Certain investments in real estate-related investments were negatively affected by the COVID-19 pandemic.

o    Utilities Sector. The utilities sector is subject to significant government regulation and oversight. Companies in the utilities sector may be adversely affected due to increases in commodity and operating costs, rising costs of financing capital construction and the cost of complying with government regulations, among other factors. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures.

Common Stock Risk. The stock (i.e., equity) market can be volatile. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.	Identical.

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Underlying Fund Risk. The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Fund’s investments in the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

Underlying Fund Risk. The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

Note: For the Acquired Fund, the discussion of underlying fund fees is located under Investment Companies/Exchange-Traded Funds Risk.

Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs.	Identical.
Authorized Participant Concentration Risk. To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value and may face delisting.	Identical.
Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, an Underlying Fund, the investment adviser, investment sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries (“Service Providers”) to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its Service Providers may adversely impact the Fund or its shareholders.	Identical.
ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” An investor may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Trading in shares on the exchange on which the Fund is listed may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in net asset value and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. Shares may trade at a discount or premium to net asset value. There may be times when the market price and the net asset value vary significantly. For example, in times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.	Identical.

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Fluctuation of Net Asset Value Risk. Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified Index. The net asset value of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to net asset value.	Identical.
Focus Risk. The Fund generally expects to be invested in a smaller number of issuers, and as a result, the Fund may be subject to greater volatility with respect to its investments than a fund that invests in a larger number of issuers.	Identical.
Gap Risk. The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.	Identical.
Geographic Risk. The risk that if the Fund or an Underlying Fund invests a significant portion of its total assets in certain issuers within the same geographic region, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region may affect the value of the Fund’s or Underlying Fund’s investments more than if the Fund’s or Underlying Fund’s investments were not so focused. The Fund or an Underlying Fund may invest without limitation in a particular country or region.	Not a principal risk.
Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.	Identical.
Investment Companies and Exchange-Traded Funds Risks. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of other investment company’s operating expenses, including management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. During periods of market volatility, inverse ETFs may not perform as expected. An ETF’s shares could trade at a significant premium or discount to its net asset value.	Identical.

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Large-Cap Securities Risk. The securities of large capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large market capitalization companies may be unable to attain or maintain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.	Identical.
Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads in which investor redemptions from fixed income mutual funds may be higher than normal. In stressed markets, certain types of securities may suffer periods of illiquidity if they are disfavored by the market. All of these risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance. Securities of companies with smaller market capitalizations, foreign securities, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.	Identical.
Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. When the U.S. government and the Federal Reserve reduce market support activities, including by increasing interest rates, such reductions could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.	Identical.
Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.	Identical.

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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. In certain market conditions, the portion of the Fund’s securities on loan may be significant and may magnify the risk of such a loss or delay.	Identical.
Valuation Risk. The sale price that the Fund or an Underlying Fund could receive for a portfolio security may differ from the Fund’s or Underlying Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s or an Underlying Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.	Identical.
Anfield Enhanced Market ETF (Acquired Fund)	Anfield Enhanced Market Strategy ETF (Acquiring Fund)
Equity Risk: Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.	Identical.
Derivatives Risk: The derivative instruments in which the Fund may invest may be more volatile than other instruments. and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Certain derivatives require the Fund to pledge cash or liquid securities as margin or collateral, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin or collateral if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.	Identical.

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Options Risk: The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk, and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

Index Risk: The Fund’s investments are subject to the risks associated with changes to the S&P 500 Index. The Fund will be negatively affected by general declines in the securities and asset classes represented in the S&P 500 Index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the S&P 500 Index. S&P Dow Jones Indices LLC (the “Index Provider”) relies on third party data it believes to be reliable in constructing the S&P 500 Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the S&P 500 Index. In addition, the Fund incurs operating expenses and portfolio transaction costs not incurred by the S&P 500 Index. These risks may be heightened during times of market volatility or other unusual market conditions.	Identical.

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Fixed Income Securities Risk: Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Longer-term securities may be more sensitive to interest rate changes. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

Fixed Income Securities Risk: Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Longer-term securities may be more sensitive to interest rate changes. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

In addition to the risks noted above, the Fund’s portfolio may include, as direct holdings or as collateral for the Fund’s U.S. equity index derivatives positions, certain short to intermediate maturity, investment grade quality fixed income instruments, including, without limitation, the following:

● Commercial paper. Commercial paper consists of unsecured corporate notes with maturities of 270 days or less. Cash repayment depends on the issuer’s cash flows and ability to access short term funding at maturity. Prices reflect movements in short term interest rates and credit spreads, and trading liquidity can decline in periods of market stress, which can affect the proceeds realized on sale.

● Corporate bonds. Corporate bonds are debt issued by companies and may have fixed or floating interest rates and call features. Prices change with interest rates and with changes in issuer credit quality and credit spreads. Features such as call rights, seniority, guarantees, collateral, and covenant terms influence cash flows and potential recovery if the issuer defaults, and the ability to sell a bond at or near its carrying value varies with rating, issue size, and market conditions.

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● U.S. Government and agency securities. U.S. Treasury obligations are backed by the full faith and credit of the United States and their market values change with interest rates and general market conditions. Agency and government sponsored enterprise obligations may not carry a full faith and credit guarantee, and the level of support depends on the issuing entity or program. Liquidity and pricing differ across issuers and programs, and yields and market values move accordingly.

● Mortgage backed securities (including agency and non agency). Mortgage backed securities represent interests in pools of residential or commercial mortgage loans. Cash flows can speed up or slow down with borrower prepayments or extensions, and embedded options can produce negative convexity, where price declines can accelerate as rates rise and price increases can be muted as rates fall. Non agency securities and subordinate tranches rely on borrower performance and tranche structure and can experience greater credit loss, and liquidity and valuation can be more difficult in stressed markets.

● Asset backed securities. Asset backed securities represent interests in pools of receivables such as auto loans, credit card receivables, or student loans. Cash flows depend on the performance of the underlying collateral and the actions of the servicer. Structural features, including subordination, trigger events, and waterfall priorities, can redirect payments during stress and change the timing and amount of distributions, and the pace of repayment can accelerate or slow depending on the asset type and market conditions.

● Collateralized loan obligations. Collateralized loan obligations are structured pools of corporate loans that are divided into tranches with different seniority and payment priority. Tranche outcomes depend on borrower credit quality, compliance with collateral quality and coverage tests, and the decisions of the CLO manager. Cash flows can be diverted to protect senior tranches if tests are breached, lower tranches absorb losses first and may defer interest, and tranche values change with movements in loan spreads and market conditions, with senior tranches also affected by collateral deterioration and test failures even without loan defaults.

Interest Rate Risk: In response to certain economic conditions, including periods of high inflation, government authorities and regulators may respond with significant fiscal and monetary policy changes such as raising interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility.	Identical.

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Counterparty Risk: The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of the Fund to pursue its investment strategy.

Also, the Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Fund and its clearing members generally provides that the clearing members will accept for clearing all transactions submitted for clearing that are within credit limits specified by the clearing members in advance, the Fund could be subject to this execution risk if the Fund submits for clearing transactions that exceed such credit limits, if the clearing house does not accept the transactions for clearing, or if the clearing members do not comply with their agreement to clear such transactions. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction. In addition, new regulations could, among other things, restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements. If the Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result.

Identical.

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Yield Curve Risk: This is the risk that there is an adverse shift in market interest rates of fixed income investments. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.	Identical.
Market Events Risk: There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. When the U.S. government and the Federal Reserve reduce market support activities, including by increasing interest rates, such reductions could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.	Identical.
Market Risk: Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflicts, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.	Identical.

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Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.
Absence of an Active Market Risk: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers or authorized participants. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares and market makers are under no obligation to make a market in the Fund’s shares. Additionally, only a limited number of institutions act as authorized participants for the Fund and only an authorized participant may engage in creation or redemption transactions directly with the Fund and are not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the authorized participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.	Identical.
Authorized Participant Concentration Risk: To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value and may face delisting	Identical.

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Calculation Methodology Risk: The S&P 500 Index relies on various sources of information to assess the criteria of issuers included in the S&P 500 Index, including information that may be based on assumptions and estimates. Neither the Fund, the Adviser, nor the S&P 500 Index Provider can offer assurances that the S&P 500 Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the S&P 500 Index.	Identical.
Cash Transactions Risk: The Fund may effect all or a portion of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. If the Fund effects redemptions for cash, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.	Identical.
Cash Redemption Risk: The Fund expects to pay out its redemption proceeds principally in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used. Only certain institutional investors known as authorized participants who have entered into an agreement with the Fund’s distributor may redeem shares from the Fund directly; all other investors buy and sell shares at market prices on the Exchange.	Identical.

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Cybersecurity Risk: There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries (“Service Providers”) to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.	Identical.
ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” An investor may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Trading in shares on the exchange on which the Fund is listed may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. Shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. There may be times when the market price and the NAV vary significantly. For example, in times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Fund’s shares and the Fund’s NAV. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund's shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Fund's shares and the Fund's NAV. In stressed market conditions, the market for the Fund's shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Fund's shares may, in turn, lead to differences between the market value of the Fund's shares and the Fund's NAV.	Identical.

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Fluctuation of Net Asset Value Risk: The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.	Identical.
Gap Risk: The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.	Identical.
Leveraging Risk: To the extent the Fund uses leveraging techniques, its net asset value may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile and small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. Certain derivatives require the Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to comply with limits on leverage imposed by the Investment Company Act of 1940, as amended (the “1940 Act”), to satisfy its obligations, to meet additional margin or collateral or regulatory requirements or to meet redemption requests resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.	Identical.
Market Capitalization Risk: The Fund’s anticipated weighting towards larger-sized companies subjects the Fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the Fund may also invest in medium capitalization companies, its share price could be more volatile than the Fund that invests only in large companies. Medium–sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.	Identical.

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Management Risk: The Fund’s investment strategies may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies to those of the Fund. Management risk includes the risk that the quantitative model used by the Fund’s investment adviser may not perform as expected, particularly in volatile markets.	Identical.
New Fund Risk: The Fund is recently formed. Investors bear the risk that the Fund may not grow to or maintain economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.	Identical.
Portfolio Turnover Risk: The Fund may experience high portfolio turnover, including investments made on a shorter-term basis, which may lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.	Not a principal risk.

Sector Risk: The Fund may focus its investments in securities of a particular sector. Sector risk is the risk that if the Fund invests a significant portion of its total assets in issuers within the same economic sector, an adverse economic business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. Economic, legislative or regulatory developments may occur that significantly affect an entire sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

o    Information Technology Sector Risk: Securities of information technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Information technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect information technology companies.

Identical.

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Trading Issues Risk: Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.	Identical.
U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, which may fluctuate, and the securities may be affected by changes in the credit rating of the U.S. Government.	Identical.
Volatility Risk: The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.	Identical.
Note: Addressed generally in the Acquired Fund’s prospectus under Derivatives Risk	Futures Risk. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments, and may involve a small initial investment relative to the risk assumed. In connection with the Fund’s or an Underlying Fund’s use of futures contracts, if the value of investments is incorrectly forecasted, the Fund or Underlying Fund might have been in a better position if the Fund or Underlying Fund had not entered into the contract. Because the futures utilized by the Fund or an Underlying Fund are standardized and exchange traded and are centrally cleared (with a clearinghouse interposed as the counterparty), the primary credit exposure arises to the Fund’s futures commission merchant and, indirectly, to the clearinghouse. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities or interest rates), and index tracking or basis risk (in the case of stock index futures).

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Anfield Universal Fixed Income ETF (Acquired Fund)	Anfield Universal Fixed Income ETF (Acquiring Fund)
Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.	Identical.
Management Risk. The Fund’s investment strategies may not result in an increase in the value of your investment in the Fund or in overall performance equal to other similar investment vehicles having similar investment strategies to those of the Fund. The Sub-Adviser determines the intrinsic value of the securities the Fund holds and its assessment may be incorrect, which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses or models could affect the ability of the portfolio managers to implement strategies.	Identical.
Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in securities markets or adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.	Identical.

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Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.
Fixed Income Securities Risk. Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration risk, and liquidity risk, which are more fully described below. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows, but have recently risen and could to rise further. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which may reduce the liquidity and may increase the volatility for such fixed income securities. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.	Identical.

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Collateralized Loan Obligations Risk. The Fund is subject to certain risks as a result of its investments in CLOs. The CLO’s performance is linked to the expertise of the CLO manager. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Fund will have no control. The Fund may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. CLO debt securities are limited recourse obligations of their issuers. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest during the reinvestment period or to replace assets that the manager has determined are no longer suitable for investment. Additionally, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets.	Identical.
Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs that may result in lower investment returns.	Identical.
Authorized Participant Concentration Risk. To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (“NAV”) and may face delisting.	Identical.
Bank Loan Risk. The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.	Identical.
Cash Redemption Risk. The Fund expects to pay out its redemption proceeds principally in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used. Only certain institutional investors known as authorized participants who have entered into an agreement with the Fund’s distributor may redeem shares from the Fund directly; all other investors buy and sell shares at market prices on the Exchange.	Identical.

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Common Stock Risk. The stock (i.e., equity) market can be volatile. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.	Identical.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security;that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.	Identical.
Counterparty Credit Risk. The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. The Adviser considers factors such as counterparty credit ratings and financial statements among others when determining whether a counterparty is creditworthy. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty risk.	Identical.
Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations on investments held by the Fund. Changes in the credit rating of a debt security held by the Fund could have a similar effect.	Identical.

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Credit Spread Risk. The risk that credit spreads (or the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of lower-rated securities.	Identical.
Currency Risk. The risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.	Identical.
Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Sub-Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries (collectively, the “Service Providers”) to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its Service Providers may adversely impact the Fund or its shareholders.	Identical.
Derivatives Risk. The derivative instruments in which the Fund or underlying funds may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and certain derivatives may create a risk of loss greater than the amount invested by the Fund or an underlying fund. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations;(ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; and national and international political and economic events, changes in interest rates, and inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.	Identical, except that references to credit default swaps and total return swaps have been removed.

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Options Risk. Note: Options Risk is generally addressed in the Acquired Fund’s prospectus under “Derivatives Risk”.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk, and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described herein with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets may also result in a lack of liquidity and in price volatility of these securities. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative and share the risks of foreign developed markets but to a greater extent. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets, which may result in increased price volatility of emerging market investments. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.	Not a principal risk.

85

ETF Structure Risks. ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

o    Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

o    Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

o    Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares.

In times of market stress, such as what was experienced in 2020 with the COVID-19 pandemic, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

The market price for the Fund’s shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

Identical.

86

When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Financial Sector Risk. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, credit rating downgrades, decreased liquidity in credit markets, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector. In addition, in recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector	Not a principal risk.
Fluctuation of Net Asset Value Risk. Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.	Identical.

Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Foreign securities include direct investments in non-U.S. dollar-denominated securities traded primarily outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are receipts that are traded in the United States and entitle the holder to all dividend and capital gain distributions that are paid out on the underlying foreign shares. EDRs and GDRs are receipts that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and generally are denominated in a foreign currency. Foreign government obligations may include debt obligations of supranational entities, including international organizations (such as The International Bank for Reconstruction and Development, also known as the World Bank) and international banking institutions and related government agencies.

Identical.

87

Futures Contract Risk. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. In connection with the Fund’s use of futures contracts, if the value of investments is incorrectly forecasted, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by the Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).	Identical.
Gap Risk. The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.	Identical.
Hedging Transactions Risk. The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.	Identical.

88

High Yield Risk. Investment in or exposure to high yield (lower rated or below investment grade) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative and are higher risk than investment grade instruments with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments.	Identical.
Index Risk. If a derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.	Identical.
Investment Companies/Exchange-Traded Funds Risks. When the Fund invests in other investment companies (including closed-end funds and ETFs) it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including management fees of unaffiliated funds, in addition to those paid by the Fund. The risk of owning shares of an investment company) generally reflects the risks of owning the underlying investments held by the investment company . The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. The Fund may invest in inverse ETFs, which may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.	Identical.
Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.	Identical.
Leveraging Risk. As part of the Fund’s principal investment strategy, the Fund may make investments in derivatives instruments such as total return swaps, forward and futures contracts. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. Certain derivatives require the Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. The use of leverage may increase expenses and increase the impact of the Fund’s other risks and small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations to meet additional margin requirements or regulatory requirements, resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.	Identical, except that references to credit default swaps and total return swaps have been removed.

89

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads in which investor redemptions from fixed income mutual funds may be higher than normal. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. All of these risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19 and could have a negative effect on the Fund’s performance.	Identical.
Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including, what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities, including by beginning to increase interest rates. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.	Identical.
MLP Risk. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders of MLPs and the general partner, including those arising from incentive distribution payments. Risks of MLPs include the following: a decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities; or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, which may adversely impact the financial performance of MLPs or MLP-related securities. In addition, investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs. The amount of cash that any MLP has available to pay its unit holders in the form of distributions/dividends depends on the amount of cash flow generated from such company’s operations. Cash flow from operations will vary from quarter to quarter and is largely dependent on factors affecting the MLP’s operations and factors affecting the energy, natural resources or real estate sectors in general. MLPs were adversely impacted by the reduced demand for oil and other energy commodities as a result of the slowdown in economic activity resulting from the spread of the COVID-19 pandemic, which triggered an unprecedented sell-off of energy pipeline and midstream companies in 2020. Recently, global oil prices have experienced significant volatility, including a period where an oil-price futures contract fell into negative territory for the first time in history. Reduced production and continued oil price volatility may adversely impact the value of the Fund’s investments in MLPs and energy infrastructure companies.	Identical.

90

Mortgage-Backed and Asset-Backed Securities Risk. The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk. Mortgage-backed securities include caps and floors, inverse floaters, mortgage dollar rolls, private mortgage pass-through securities, resets and stripped mortgage securities. A systemic and persistent increase in interest rate volatility may also negatively impact a number of the Fund’s mortgage-backed and asset-backed securities holdings. The Fund will invest less than 25% of its net assets in asset-backed securities or mortgage-backed securities that are below-investment grade.	Identical.
Odd Lot Pricing Risk. Bonds may be purchased and held as smaller sized bond positions known as “odd lots”. Pricing services generally value such securities based on bid prices for larger institutional sized bond positions known as “round lots”; and such round lot prices may reflect more favorable pricing than odd lot holdings. The Fund may purchase securities suitable for its investment strategies in odd lots. Special valuation considerations may apply with respect to the Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. The Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. There can be no assurance that the Fund’s valuation procedures will result in pricing data that is completely congruent with prices that the Fund might obtain on the open market.	Identical.
Portfolio Turnover Risk. The Fund may experience high portfolio turnover, including investments made on a shorter-term basis, which may lead to increased Fund expenses such as higher transactional and brokerage costs that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.	Identical.
Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment and accordingly, a decline in the Fund’s NAV. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.	Identical.

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Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, the SEC recently adopted regulations that will subject activities of funds trading certain derivative instruments to additional regulation, which may increase the operating expenses of the Fund and impair the Fund’s ability to achieve its investment objective.	Identical.
Sector Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. Economic, legislative or regulatory developments may occur that significantly affect an entire sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector. Also, a significant dislocation in one or more industries (e.g, financial, energy, etc.) could put pressure on bonds issued by those sectors.	Identical.
Securities Lending Risk. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. In certain market conditions, the portion of the Fund’s securities on loan may be significant and may magnify the risk of such a loss or delay.	Identical.

Swap Risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund or an underlying fund and the risk that the Fund or an underlying fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to achieve its investment objective.

o    Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Not a principal risk.

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o Total Return Swaps Risk. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total return swaps are credit risk (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).
Underlying Fund Risk. The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

Note: For the Acquired Fund, the discussion of underlying fund fees is located under Investment Companies/Exchange-Traded Funds Risk.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.	Identical.
Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.	Identical.

93

Variable or Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.	Identical.
Volatility Risk. The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to factors that affect markets generally or that affect a particular industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s NAV per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.	Identical.
Anfield Universal Fixed Income Fund (Acquired Fund)	Anfield Universal Fixed Income Fund (Acquiring Fund)

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflicts, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, tariffs, the spread of infection, or other public health threats, lack of liquidity in the bond markets, volatility in the securities markets, adverse investor and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Identical.

94

Fixed Income Securities Risk. Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. .Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Longer-term securities may be more sensitive to interest rate changes. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.	Identical.
Credit Spread Risk. The risk that credit spreads (or the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of lower-rated securities.	Identical.

95

Interest Rate Risk. In response to certain economic conditions, including periods of high inflation, government authorities and regulators may respond with significant fiscal and monetary policy changes such as raising interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility.	Identical.
Management Risk. The risk that investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.	Identical.
Mortgage-Backed and Asset-Backed Securities Risk. The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk. Mortgage-backed securities include caps and floors, inverse floaters, mortgage dollar rolls, private mortgage pass-through securities, resets and stripped mortgage securities. A systemic and persistent increase in interest rate volatility may also negatively impact a number of the Fund’s mortgage-backed and asset-backed securities holdings. Conversely, periods of falling interest rates often results in increased prepayment on the underlying mortgage or asset which may cause the yield realized by the Fund to be less than the yield the Fund predicted.	Identical.

Collateralized Loan Obligations Risk. The Fund is subject to the following risks as a result of its investments in CLOs:

o    Asset Manager Risk. The CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. The experience of a CLO manager plays an important role in the rating and risk assessment of CLO debt securities. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Fund will have no control.

o    Legal and Regulatory Risk. The Fund may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States. The Fund may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules. Changes in the regulation of CLOs may adversely affect the value of the investments held by the Fund and the ability of the Fund to execute its investment strategy.

Identical.

96

o    Limited Recourse Risk. CLO debt securities are limited recourse obligations of their issuers. CLO debt is payable solely from the proceeds of its underlying assets. Consequently, CLO investors must rely solely on distributions from the underlying assets for payments on the CLO debt they hold. No party or entity other than the issuer will be obligated to make payments on CLO debt. CLO debt is not guaranteed by the issuer or any other party or entity involved in the organization and management of a CLO. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment.

o    Redemption Risk. CLO debt securities may be subject to redemption. For example, certain tranches of CLO debt may be redeemed if the CLO manager is unable to identify assets suitable for investment during the period when it has the ability to reinvest the principal proceeds from the sale of assets, scheduled redemptions and prepayments in additional assets (the “Reinvestment Period”). Additionally, holders of subordinated CLO debt may cause the redemption of senior CLO debt. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt.

o    Reinvestment Risk. The CLO manager may not find suitable assets in which to invest during the Reinvestment Period or to replace assets that the manager has determined are no longer suitable for investment (for example, if a security has been downgraded by a rating agency). Additionally, the reinvestment period is a pre-determined finite period of time; however, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets. Early termination of the Reinvestment Period could adversely affect a CLO investment.

Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs that may result in lower investment returns.	Identical.
Bank Loan Risk. The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.	Identical.

97

Cash Positions Risk. The Fund may hold a significant position in cash, cash equivalent securities or U.S. Treasury investments. When the Fund’s investment in cash, cash equivalent securities or U.S. Treasury investment increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.	Identical.
Common Stock Risk. The stock (i.e., equity) market can be volatile. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.	Identical.
Consumer Discretionary Sector Risk. The consumer discretionary sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preference, exploration and production spending. The impact of a pandemic, such as what was experienced with COVID-19, could negatively affect the global economy and, in turn, negatively affect companies in the consumer discretionary sector.	Not a principal risk.
Convertible Securities Risk. Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. If a convertible security’s investment value is greater than its conversion value, its price likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.	Identical.
Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations on an investment held by the Fund. Changes in the credit rating of a debt security held by the Fund could have a similar effect.	Identical.
Currency Risk. The risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or currency controls or political developments in the U.S. or abroad.	Identical.

98

Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries (“Service Providers”) to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its Service Providers may adversely impact the Fund or its shareholders.	Identical.
Emerging Markets Risk. Investing in emerging markets involves not only the risks described herein with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets may also result in a lack of liquidity and in price volatility of these securities. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Investments in emerging markets may be considered speculative and share the risks of foreign developed markets but to a greater extent. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets, which may result in increased price volatility of emerging market investments. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.	Not a principal risk.
Financials Sector Risk. The financials sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector.	Not a principal risk.
Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political, financial, social and economic events (including, for example, military confrontations, war and terrorism) or diplomatic developments. Foreign (non-U.S.) securities may be less liquid and more difficult to value than securities of U.S. issuers. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures.	Identical.

99

Gap Risk. The Fund is subject to the risk that stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.	Identical.
High Yield Fixed Income Securities (“Junk Bond”) Risk. Investment in or exposure to high yield (lower rated or below investment grade) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative and are higher risk than investment grade instruments with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. Junk bonds may experience more price volatility and a more limited market than the market for investment-grade fixed income securities.	Identical.
Index Risk. If a derivative or ETF is linked to the performance of an index, it will be subject to the risks associated with changes in that index.	Identical.
Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.	Identical.
Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Illiquidity may result from the absence of an established market for investments as well as legal, contractual, or other restrictions. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads in which investor redemptions from fixed income mutual funds may be higher than normal. In stressed markets, certain types of mortgage-backed securities may suffer periods of illiquidity if they are disfavored by the market. All of these risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance. Securities of companies with smaller market capitalizations, foreign securities, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.	Identical.
Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. When the U.S. government and the Federal Reserve reduce market support activities, including by increasing interest rates, such reductions could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.	Identical.

100

Master Limited Partnership (“MLP”) Risk. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders of MLPs and the general partner, including those arising from incentive distribution payments. Risks of MLPs include the following: a decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of MLPs or MLP-related securities. In addition, investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs. The amount of cash that any MLP has available to pay its unit holders in the form of distributions/dividends depends on the amount of cash flow generated from such company’s operations. Cash flow from operations will vary from quarter to quarter and is largely dependent on factors affecting the MLP’s operations and factors affecting the energy, natural resources or real estate sectors in general. MLPs were adversely impacted by the reduced demand for oil and other energy commodities as a result of the slowdown in economic activity resulting from the spread of the COVID-19 pandemic, which triggered an unprecedented sell-off of energy pipeline and midstream companies in 2020. Within the past several years, global oil prices have experienced significant volatility, including a period where an oil-price futures contract fell into negative territory for the first time in history. Reduced production and continued oil price volatility may adversely impact the value of the Fund’s investments in MLPs and energy infrastructure companies.	Identical.
Odd Lot Risk. Bonds may be purchased and held as smaller sized bond positions known as “odd lots”. Pricing services generally value such securities based on bid prices for larger institutional sized bond positions known as “round lots”; and such round lot prices may reflect more favorable pricing than odd lot holdings. The Fund may purchase securities suitable for its investment strategies in odd lots. Special valuation considerations may apply with respect to the Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. The Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. There can be no assurance that the Fund’s valuation procedures will result in pricing data that is completely congruent with prices that the Fund might obtain on the open market.	Identical.

101

Preferred Securities Risk. Preferred securities can decrease in value for a variety of reasons, including decreases in response to the activities of an individual company or in response to general market and/or economic conditions. To the extent a preferred security defers, suspends, or does not declare distributions, the preferred security may lose significant value and the Fund may still be required to account for the distribution that has been deferred or suspended even though it has not received this income in cash. The market value of all securities, including preferred securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. Preferred securities may be less liquid than common securities and may be subject to more fluctuations in market value, due to changes in market participants’ perceptions of the issuer’s ability to continue to pay dividends, than debts of the same issuer.	Identical.
Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment and accordingly, a decline in the Fund’s net asset value. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.	Identical.
Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, the SEC recently adopted regulations that will subject activities of investment companies trading certain derivative instruments to additional regulation, which may increase the operating expenses of the Fund and impair the Fund’s ability to achieve its investment objective.	Identical.
Sector Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector. Economic, legislative, or regulatory developments may occur that significantly affect an entire sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector. Also, a significant dislocation in one or more industries (e.g., energy, commodities, etc.) could put pressure on bonds issued by those sectors.	Identical.

102

Securities Lending Risk. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. In certain market conditions, the portion of the Fund’s securities on loan may be significant and may magnify the risk of such a loss or delay.	Identical.
Short Sales Risk. The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale. Therefore, the risk of loss may be unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.	Identical.
Underlying Fund Risk. The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Underlying Fund Risk. The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

Note: For the Acquired Fund, the discussion of underlying fund fees is located under Investment Companies/Exchange-Traded Funds Risk.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, which may fluctuate, and the securities may be affected by changes in the credit rating of the U.S. Government.	Identical.

103

Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.	Identical.
Variable or Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline. Although floating rate securities are generally less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk which could impair their value.	Identical.
Volatility Risk. The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to factors that affect markets generally or that affect a particular industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.	Identical.
Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.	Identical.

D.	Comparison of Fundamental Investment Limitations

The fundamental investment limitations (together, “Investment Limitations”) of each Acquired Fund and the Acquiring Funds are set forth in the following tables. While the Investment Limitations of the Acquired Funds and the Acquiring Funds are substantially similar, certain clarifying edits have been made with respect to the Acquiring Funds. These changes are not expected to materially impact the operations of the Acquiring Funds. Following the Reorganizations, the Investment Limitations of each Acquiring Fund may only be amended with the approval of the shareholders of the applicable Acquiring Fund.

	Anfield Enhanced Market ETF (Acquired Fund )	Regents Park Hedged Market Strategy (Acquired Fund )	Anfield U.S. Equity Sector Rotation ETF (Acquired Fund )	Anfield Universal Fixed Income ETF (Acquired Fund )	Anfield Dynamic Fixed Income ETF (Acquired Fund )	Anfield Universal Fixed Income Fund (Acquired Fund )	Acquiring Funds
	The Fund will not:	The Fund will not:	The Fund will not:	The Fund will not:	The Fund will not:	The Fund will not:	The Funds will not:
Issuing Senior Securities	Issue senior securities, except as otherwise permitted under the 1940 Act, and the rules and regulations promulgated thereunder.	Issue senior securities, except as otherwise permitted under the 1940 Act, and the rules and regulations promulgated thereunder.	Issue senior securities, except as otherwise permitted under the 1940 Act, and the rules and regulations promulgated thereunder.	Issue senior securities, except as otherwise permitted under the 1940 Act, and the rules and regulations promulgated thereunder.	Issue senior securities, except as otherwise permitted under the 1940 Act, and the rules and regulations promulgated thereunder.	Issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.	Issue any class of securities senior to any other class of securities except in compliance with the 1940 Act.

104

Borrowing Money	Borrow Money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.	Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.	Borrow Money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.	Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.	Borrow Money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.	Borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made.	Borrow money except as permitted under the 1940 Act.

105

Real Estate	Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).	Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).	Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).	Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts)	Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).	Purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).	Purchase or sell real estate, or invest in real estate limited partnerships, except the Fund may, as appropriate and consistent with its respective investment objective, policies and other investment restrictions, buy securities of issuers that engage in real estate operations and securities that are secured by interests in real estate (including shares of real estate mortgage investment conduits, REITs, mortgage pass-through securities, mortgage-backed securities and collateralized mortgage obligations) and may hold and sell real estate acquired as a result of ownership of such securities.

106

Commodities	Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.	Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.	Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.	Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.	Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.	Invest in commodities[, except] as permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this SAI, from purchasing or selling securities or other instruments backed by commodities or purchasing, selling or entering into futures contracts, foreign currency forward contracts, foreign currency options, hybrid instruments, or any interest rate or securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with applicable provisions of federal securities or commodities laws.	Purchase or sell commodities or contracts thereon, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices and may purchase interests in equity securities issued by companies (including, without limitation, investment companies) that hold or invest in one or more commodities as their sole or principal business activity.

107

Underwriting Securities of Other Issuers; Purchasing on Margin; Joint and Several Participation in Trading Accounts	Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities).	Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities).	Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities).	Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities)	Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities).

Act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter, within the meaning of the Securities Act of 1933, in connection with the purchase of securities directly from an issuer in accordance with that Fund’s investment objective, policies and restrictions.

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Making Loans	Make loans to others, except that the Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and sub-participations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, (v) enter into transactions where each loan is represented by a note executed by the borrower, and (vi) make time deposits with financial institutions and invest in instruments issued by financial institutions. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.	Make loans to others, except that the Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and sub-participations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, (v) enter into transactions where each loan is represented by a note executed by the borrower, and (vi) make time deposits with financial institutions and invest in instruments issued by financial institutions. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.	Make loans to others, except that the Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and sub-participations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, (v) enter into transactions where each loan is represented by a note executed by the borrower, and (vi) make time deposits with financial institutions and invest in instruments issued by financial institutions. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.	Make loans to others, except that the Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and sub-participations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, (v) enter into transactions where each loan is represented by a note executed by the borrower, and (vi) make time deposits with financial institutions and invest in instruments issued by financial institutions. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.	Make loans to others, except that the Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and sub-participations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, (v) enter into transactions where each loan is represented by a note executed by the borrower, and (vi) make time deposits with financial institutions and invest in instruments issued by financial institutions. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.	Make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered fixed income securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.	Make loans, except that the Fund may, in accordance with its investment objective, policies and restrictions: (i) invest in all or a portion of an issue of publicly issued or privately placed bonds, debentures, notes, other debt securities and loan participation interests for investment purposes; (ii) purchase money market securities and enter into repurchase agreements; and (iii) lend its portfolio securities in an amount not exceeding one-third of the value of the Fund’s total assets.

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Concentrating[1] Investments in a Particular Industry or Group of Industries	Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries. (Does not apply to investments in securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.)	Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries. (Does not apply to investments in securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.)	Concentrate its investments in a particular industry, as that term is used in the 1940 Act.	Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)	Concentrate its investments in a particular industry, as that term is used in the 1940 Act.	Invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or repurchase agreements secured by U.S. government securities).

Invest 25% or more of the value of its total assets in any one industry or group of industries.

This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or repurchase agreements secured by U.S. Government securities.

[1]	The concentration policies of Regents Park Hedged Market Strategy ETF and Anfield Enhanced Market ETF expressly provide that the use of derivative instruments may result in economic exposure to a particular industry or group of industries, and that such economic exposure is considered when applying the Fund’s concentration restriction. The Acquiring Funds’ concentration policies do not include a similar provision regarding the treatment of derivatives for purposes of determining compliance with the concentration restriction. Investors should consult each Fund’s Statement of Additional Information for a complete discussion of how each Fund interprets and applies its concentration policy, including with respect to derivatives and other instruments.
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Asset Representation	No corresponding policy.	No corresponding policy.	No corresponding policy.	No corresponding policy.	No corresponding policy.	With respect to 75% of its total assets, the Fund may not purchase any security (other than U.S. Government Securities or securities of other investment companies) if as a result: (i) more than 5% of the Fund’s total assets immediately after and as the result of such purchase would be invested in the securities of any one issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of a single issuer.	Note: As this is not a required fundamental Investment Restriction in the Investment Company Act, the Acquiring Funds have no corresponding policy.
Pledging/Mortgaging Assets	No corresponding policy.	No corresponding policy.	No corresponding policy.	No corresponding policy.	No corresponding policy.	Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.[2]	Note: As this is not a required fundamental Investment Restriction in the Investment Company Act, the Acquiring Funds have no corresponding policy.

[2]	Represents a non-fundamental restriction of the Acquired Fund that may be changed by the Board of the Acquired Fund without shareholder approval.

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E.	Comparison of Distributors, Rule 12b-1 Plans, Shareholder Services Plans, and Purchase, Redemption and Valuation Policies

Distributors, Rule 12b-1 Plans (“12b-1 Plans”) and Shareholder Services Plans

	Acquired Funds	Acquiring Funds
Distributors	Northern Lights Distributors, LLC. distributes the shares of each Acquired Fund.	Quasar Distributors, LLC distributes the shares each Acquiring Fund.
12b-1 Plans

(Acquired Mutual Fund). Two Roads Shared Trust has, on behalf of the Fund, adopted a Distribution Plan (“MF Plan”), pursuant to which the Fund may pay the Distributor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, and up to 1.00% of the Fund’s average daily net assets attributable to Class C shares.

(Acquired ETFs). Two Roads Shared Trust has, on behalf of the Acquired ETFs, adopted a separate ETF Distribution Plan (“ETF Plan”) pursuant to which each Acquired ETF may pay an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Acquired ETF’s average daily net assets. The Acquired ETFs have not, to date, paid any fees under the ETF Plan.

The Distributor and other entities are paid under the MF Plan and ETF Plan for services provided and the expenses borne by the Distributor and others in the distribution of fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

(Acquiring Mutual Fund) Not applicable, the Institutional Class shares of the Acquiring Fund do not incur 12b-1 distribution/shareholder servicing fees.

(Acquiring ETFs). Horizon Funds has, on behalf of the Acquired ETFs, adopted a separate ETF Distribution Plan (“ETF Plan”) pursuant to which each Acquiring ETF may pay an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Acquiring ETF’s average daily net assets. The Acquiring ETFs do not presently intend to make any payments pursuant to the ETF Plan.

Continuance of the MF Plan and ETF Plan (together, “Plans”) with respect to the Acquiring Funds must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plans or in any agreements related to the Plans (“Qualified Trustees”). The Plans require that quarterly written reports of amounts spent under the Plans and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plans may not be amended to increase materially the amount that may be spent thereunder with respect to the Fund without approval by a majority of the outstanding shares of any class of the Fund that is affected by such increase. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

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Under the Plans, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance.

Under the ETF Plan, subject to the limitations of applicable law and regulations, the Acquiring ETFs are authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Acquiring ETF or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Acquiring Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Acquiring Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of shares, including the cost of providing (or paying others to provide) services to beneficial owners of shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts, and (vi) such other services and obligations as are set forth in the Distribution Agreement.

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F.	Purchase, Redemption and Valuation Information

The following table highlights the purchase and redemption policies and valuation procedures of each Acquired Fund compared to those of the corresponding Acquiring Funds.

Policy	Acquired Mutual Fund	Acquiring Mutual Fund
Minimum Initial Investment	Class A: $2,500 Class C: $2,500 Class I: $100,000 No minimum for reinvested distributions	Institutional Class: $10 million No minimum for reinvested distributions
Minimum Subsequent Investment	Class A: $500 Class C: $500 Class I: $1,000	Institutional Class: None
Redemption Options	By mail, phone, or through broker. No redemption fee. Proceeds by ACH, check, or wire.	By mail, phone, online. No redemption fee or sales charge.
Exchange Privileges	Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Exchanges of all or a portion of your investment from the Fund for shares in an identically registered account of another Horizon Fund may be made as long as the exchange is for the same class of shares of the other Horizon Fund. Any new account established through an exchange will be subject to the minimum investment requirements.

Exchanges will be executed on the basis of the relative NAV of the shares exchanged after your request for an exchange is received. An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss. Call the Fund to learn more about exchanges. If you purchased shares of the Fund through your financial intermediary, please contact your financial intermediary to determine if you may take advantage of the exchange policies described in this section and for your financial intermediary’s policies to effect an exchange.

The Fund is intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements. In addition, excessive trading can hurt the Fund’s performance and shareholders. Therefore, the Fund may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively. The Fund may change or temporarily suspend the exchange privilege during unusual market conditions.

Automatic Monthly Investment Plan	You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Fund at 1-866-866-4848 for more information about the Fund’s Automatic Investment Plan.	Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan. This Plan provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a monthly basis. In order to participate in the Plan, each purchase must be in the amount of $100 or more, and your financial institution must be a member of the Automated Clearing House (ACH) network. If your bank rejects your payment, the Fund’s transfer agent will charge a $25 fee to your account. To begin participating in the Plan, please complete the Automatic Investment Plan section on the account application or call the Fund’s transfer agent at 1-855-754-7932 for instructions. Any request to change or terminate your Automatic Investment Plan should be submitted to the transfer agent 5 days prior to the effective date.

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Policy	Acquired Mutual Fund	Acquiring Mutual Fund
Small Account Policy	If at any time your account balance falls below $2,000 ($1,000 for retirement accounts), the Fund may notify you that, unless the account is brought up to at least $2,000 ($1,000 for retirement accounts) within 30 days of the notice, your account could be closed. After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below $2,000 ($1,000 for retirement accounts) due to a decline in NAV.	If a shareholder’s account value drops below $2,500 as a result of the shareholder’s redemptions, the Fund may redeem the remaining shares in the shareholder’s account. The Fund will notify a shareholder in writing of its intent to redeem shares. The Fund will allow at least sixty days thereafter for a shareholder to make an additional investment to bring their account value up to at least the minimum amount before the Fund will process the redemption.
Redemptions In-Kind	It is expected that payment of redemption proceeds will normally be made from uninvested cash or short-term investments, or proceeds from the sale of portfolio securities. It is possible that stressed market conditions or large shareholder redemptions may result in the need for utilization of the Fund’s ability to redeem in kind in order to meet shareholder redemption requests. The Fund reserves the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of the Fund’s net assets at the beginning of the 90-day period). The securities will be chosen by the Fund and valued using the same procedures as used in calculating the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash.	The Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (for example, if the request is greater than $250,000 or 1% of the Fund’s assets). The securities will be chosen by the Fund and be valued at an amount equal to the net asset value of the shares being redeemed. A shareholder may incur transaction expenses in subsequently converting these securities to cash.

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Policy	Acquired Mutual Fund	Acquiring Mutual Fund
Dividend/Distribution Policy	The Fund intends to distribute substantially all of its net investment income monthly and net capital gains annually. Both types of distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Fund will inform you of the amount and type of your distributions.	The Fund distributes net investment income monthly and distributes capital gains at least annually. The Fund may make additional distributions if necessary to avoid U.S. federal income taxes, excise taxes, or as otherwise approved by the Board of Trustees.
Frequent Trading Policies	The Fund discourages and does not accommodate market timing. Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently uses several methods to reduce the risk of market timing.

The board of trustees of Horizon Funds has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders and discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of the Fund’s investments, and increase brokerage and administrative costs. The Fund may reject purchase orders or temporarily or permanently revoke privileges if there is reason to believe that a shareholder is engaging in market timing activities. Brokers maintaining omnibus accounts with the Fund has agreed to provide shareholder transaction information, to the extent known to the broker, to the Fund upon request. The Fund does not accommodate frequent purchases and redemptions of Fund shares by shareholders.

To prevent disruption in the management of the Fund, excessive trading or exchange activity is limited. An investor’s right to purchase additional shares may be revoked if the redemption or exchange activity is considered excessive. Generally, trading or exchange activity is considered excessive if an exchange or redemption in excess of a predetermined dollar amount occurs within 7 calendar days of purchase.

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Policy	Acquired Mutual Fund	Acquiring Mutual Fund
NAV Calculation	The net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) of each class of shares is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets liabilities)/number of shares = NAV). The Trust expects that the NYSE will be closed on the following days: weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.	The price of the Fund’s shares is based on the Fund’s NAV. The Fund’s NAV is calculated on each day that the New York Stock Exchange (“NYSE”) is open. The NYSE is closed on weekends and most national holidays. The calculated and reported NAV of the Fund is the value of a single share of the Fund. The NAV is calculated for the Fund at the close of business of the NYSE, normally 4:00 p.m. Eastern time (“Valuation Time”), and the price at which a purchase or redemption of an Fund share is effected is based on the next calculation of net asset value after the order is placed. The Fund’s NAV is determined by subtracting the total of the Fund’s liabilities from its total assets and dividing the remainder by the number of shares outstanding. Due to the fact that different expenses are charged to the Advisor Class, Institutional Class and Investor Class shares of the Fund, the NAV of the three classes of the Fund may vary. The value of the Fund’s total assets is generally based on the market value of the securities that the Fund holds. Fund portfolio securities, which are traded on a national securities exchange, are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP). Certain short-term securities are valued on the basis of amortized cost. Foreign securities may be traded in their primary markets on weekends or other days when the Fund does not price its shares. Similarly, when the Fund holds securities traded in foreign markets that close prior to U.S. markets then significant events, including company-specific developments or broad market moves, may affect the value of foreign securities held by the Fund. Therefore, the NAV of the Fund, if it holds foreign securities may change on days when shareholders will not be able to buy or redeem their Fund shares. The Fund normally uses third party pricing services to obtain market quotations.

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Policy	Acquired Mutual Fund	Acquiring Mutual Fund
Fair Valuation	If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has appointed the Fund’s Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by any series of the Trust, including the Fund. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Valuation Designee in accordance with procedures approved by the Board and as further described below. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board shall be responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

If a security does not have a readily available market quotation, Horizon values the security based on fair value, as determined in good faith in accordance with the guidelines established by the Horizon Funds board of trustees. The types of securities for which fair value pricing is required include, but are not limited to:

●    Securities for which market quotations are insufficient or not readily available at the Valuation Time on a particular Business Day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●    Securities for which, in the judgment of Horizon, the prices or values available do not represent the fair value of the instrument. Factors which may cause Horizon to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading;

●    Securities determined to be illiquid; and

●    Securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV.

Policy	Acquired ETFs	Acquiring ETFs
Minimum Initial Investment	There is no minimum initial investment for purchases of shares of the Fund. Shares of the Fund are listed for trading on a national securities exchange and may be bought and sold throughout the trading day at market price.	Shares of the Fund are listed on the Exchange. When you buy or sell the Fund’s shares on the secondary market, you will pay or receive the market price. The shares will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares.
Minimum Subsequent Investment	There is no minimum subsequent investment for purchases of shares of the Fund. Shares of the fund are listed for trading on a national securities exchange and may be bought and sold throughout the trading day at market price.	There is no minimum subsequent investment for ETF shares.
Redemption Options	Shares may only be redeemed directly with the fund by Authorized Participants in Creation Units. Individual shares are bought and sold in the secondary market at market prices.	Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of shares called Creation Units, principally in-kind, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units.

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Exchange Privileges	None.	None
Automatic Monthly Investment Plan	None.	None.
Small Account Policy	N/A	N/A
Redemptions In-Kind	Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund’s, redemption proceeds for a Creation Unit will consist of Fund Securities – as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of the Fund’s shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the ‘Cash Redemption Amount’), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the NAV of the Funds’ shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.	The Fund issues and redeems shares at NAV only in blocks of shares called Creation Units, principally in-kind, and only Authorized Participants may purchase or redeem Creation Units.
Dividend/Distribution Policy	Ordinarily, dividends from net investment income, if any, are declared and paid annually. The Fund distributes its net realized capital gains, if any, to shareholders annually. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.	The Fund expects to pay out dividends from its net investment income and its net capital gains, if any, to investors at least annually. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

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Frequent Trading Policies	The Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in the Fund’s shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s shares.	The Fund does not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, the Fund reserves the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, shares are issued and redeemed only in large quantities of shares known as Creation Units available only from the Fund directly to a few institutional investors (Authorized Participants), and that most trading in the Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the Fund or its shareholders. In addition, frequent trading of shares by Authorized Participants and arbitrageurs is critical to helping the market price remain at or close to NAV.
NAV Calculation	The net asset value (“NAV”) of the Fund’s shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily.	NAV per share for the Fund is computed by dividing the value of the net assets of the Fund by its total number of shares outstanding. NAV is determined each business day, normally as of the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time). You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

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Fair Valuation	Generally, the Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.	If a market quotation is not readily available or does not otherwise, in the opinion of Horizon, reliably reflect the value of an investment, the investment will be valued by another method that Horizon believes reflects fair value in accordance with the Trust’s valuation policies and related Adviser procedures. Fair value pricing represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Accordingly, the Fund’s NAV may reflect certain portfolio investment’s fair values rather than their market prices. The types of securities for which fair value pricing is required include, but are not limited to: (a) securities for which market quotations are insufficient or not readily available (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (b) securities for which, in the judgment of Horizon, the prices or values available do not represent the fair value of the instrument; (c) securities determined to be illiquid; and (d) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV.

G.	Key Information about the Reorganizations

1.	Agreement and Plan of Reorganization

At the Special Meeting, the shareholders of each Acquired Fund will be asked to approve the Reorganization Agreement, which provides for the reorganization of the applicable Acquired Fund into a corresponding Acquiring Fund. Under the Reorganization Agreement, subject to the requisite approval of the Reorganizations, Two Roads Trust will assign, deliver, and otherwise transfer all assets of each Acquired Fund to Horizon Funds, on behalf of the corresponding Acquiring Fund, and Horizon Funds will assume all liabilities of the Acquired Fund on behalf of the corresponding Acquiring Fund. In exchange, Horizon Funds, on behalf of the Acquiring Fund, will deliver to Two Roads Trust, on behalf of the Acquired Fund, full and fractional shares of the Acquiring Mutual Fund (to the third decimal place) and full shares of the Acquiring ETFs (with cash in lieu of any fractional shares, if applicable) as of the effective time and date of the closing of the Reorganizations (the “Effective Time”).

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With respect to the Acquired Mutual Fund, all shareholders, regardless of share class (Class A, Class C, or Class I), will receive full and fractional Institutional Class shares of the Acquiring Mutual Fund in the Reorganization. The aggregate net asset value of the Institutional Class shares of the Acquiring Mutual Fund to be credited to each Acquired Mutual Fund shareholder will be equal to the aggregate net asset value of the then outstanding shares of the Acquired Mutual Fund owned by each such shareholder at the Effective Time, calculated on a shareholder-by-shareholder basis.

At the Effective Time (or as soon thereafter as is reasonably practicable), Two Roads Trust, on behalf of each Acquired Fund, will distribute the shares of the corresponding Acquiring Fund received from Horizon Funds to the record holders of the applicable Acquired Fund’s shares in accordance with their respective interests in the Acquired Fund determined as of the Effective Time, in complete liquidation of the Acquired Fund. For the Acquired Mutual Fund, all issued and outstanding shares will be simultaneously redeemed and canceled on the books of the Acquired Fund. For the Acquired ETFs, full shares will be distributed and, in lieu of any fractional shares, cash will be paid. The Acquiring Funds will not issue certificates representing shares in connection with the exchange.

No fractional Acquiring ETF shares will be distributed to Acquired ETF shareholders and, in lieu of such fractional shares, Acquired ETF shareholders will receive cash. Please note that Acquired ETF shareholders may incur certain tax liabilities if they receive cash in lieu of fractional shares. In the event Acquired ETF shareholders would be entitled to receive fractional Acquiring ETF shares, the Acquired ETFs’ transfer agent will aggregate such fractional common shares and sell the resulting whole shares on the exchange on which such shares are listed for the account of all such Acquired ETF shareholders, and each such Acquired ETF shareholder will be entitled to a pro rata share of the proceeds from such sale. With respect to the aggregation and sale of fractional Acquired ETF shares, the Acquired ETF’s transfer agent will act directly on behalf of Acquired ETF shareholders entitled to receive fractional shares and will accumulate such fractional shares, sell the shares and distribute the cash proceeds net of brokerage commissions, if any, directly to the Acquired ETF shareholders entitled to receive the fractional shares (without interest and subject to withholding taxes).

Until the Reorganizations are completed, shareholders of the Acquired Mutual Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Acquired Mutual Fund’s transfer agent of a redemption request in proper form, and shareholders of the Acquired ETFs will continue to be able to sell their shares in the secondary market. Redemption and purchase requests received by the transfer agent after the closing of the Reorganization will be treated as requests received for the redemption or purchase of shares of the corresponding Acquiring Fund received by the shareholder in connection with the Reorganization. After the applicable Reorganization, all of the issued and outstanding shares of the Acquired Fund will be canceled on the books of the Acquired Fund and the transfer books of the Acquired Fund will be permanently closed. If the Reorganizations are completed, shareholders of the Acquired Mutual Fund will be free to redeem the shares of the Acquiring Mutual Fund that they receive in the transaction at their then-current net asset value and shareholders of the Acquired ETFs will continue to be able to sell their shares in the secondary market. Shareholders of each Acquired Fund may wish to consult their tax advisors regarding the consequences of redeeming/selling their shares prior to the applicable Reorganization or exchanging such shares for shares of the corresponding Acquiring Fund in the Reorganization.

Each Reorganization is subject to a number of conditions, including, without limitation, approval of the Reorganization Agreement by the shareholders of the applicable Acquired Fund and the receipt of a legal opinion from counsel to Horizon Funds with respect to certain federal income tax matters. Assuming satisfaction of the conditions in the Reorganization Agreement, the Reorganizations are expected to be effective in the second quarter of 2026, or such other date as may be agreed by Two Roads Trust and Horizon Funds.

The expenses associated with each Reorganization will not be borne by the respective Acquired Fund or Acquiring Fund. Horizon and the Acquired Fund Advisers have agreed to pay the costs relating to the proposed Reorganizations, including the costs of the Special Meeting, preparing and filing this Combined Proxy Statement and Prospectus, and the costs associated with the solicitation of proxies, including the cost of copying, printing, and mailing proxy materials. The Reorganization Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the applicable Acquired Fund and the corresponding Acquiring Fund, notwithstanding approval of the Reorganization Agreement by the Acquired Fund’s shareholders; provided, that no such amendment after such approval may have the effect of changing the Reorganization Agreement to the detriment of such shareholders without their further approval. In addition, the Reorganization Agreement may be terminated at any time prior to the closing by the Board or the Board of Trustees of Horizon Funds if, among other reasons, either board determines that a Reorganization is not in the best interests of its shareholders.

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The foregoing summary of the Reorganization Agreement is qualified in its entirety by the terms and provisions of the Reorganization Agreement, the form of which is attached to this Combined Proxy Statement and Prospectus as Appendix A.

2.	Description of the Acquiring Funds’ Shares

Each Acquiring Fund’s shares issued to the shareholders of the corresponding Acquired Fund pursuant to the Reorganization will be duly authorized, validly issued, fully paid, and non-assessable when issued, will be transferable without restriction, and will have no preemptive or conversion rights.

Individual shares of the Acquiring ETFs may only be bought and sold in the secondary market through a broker-dealer at market price.

Individual shares of the Acquiring Mutual Fund will be sold and redeemed based upon the net asset value per share of the relevant class of the Acquiring Fund next determined after receipt of the purchase or redemption request, as described in the Acquiring Mutual Fund’s prospectus. Following the Reorganization, all shareholders of the Acquired Mutual Fund (Class A, Class C, and Class I) will receive Institutional Class shares of the Acquiring Mutual Fund. The chart below summarizes the conversion:

Acquired Mutual Fund (Two Roads Trust)		Acquiring Mutual Fund (Horizon Funds)
Anfield Universal Fixed Income Fund	→	Anfield Universal Fixed Income Fund
Class A	→	Institutional Class
Class C	→	Institutional Class
Class I	→	Institutional Class

3.	Board Considerations Relating to the Proposed Reorganizations

The Board of Two Roads Trust considered the Reorganizations at meetings held on December 11, 2025 and January 20, 2026 and approved the Reorganization of each Acquired Fund at the January 20, 2026 meeting. Prior to approval at the January 20, 2026 meeting, the Board reviewed detailed information regarding the Reorganizations, including written and oral presentations from the Acquired Funds Advisers and Horizon. In its review of the Reorganizations, the Board, comprised solely of Trustees who are not “interested persons” of Two Roads Trust, as defined in the 1940 Act, were assisted by independent legal counsel. The Board also met in executive sessions separately with their independent legal counsel with no representatives of management present, prior to and at the meeting at which the Reorganizations were approved. =During their review, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee may have attributed different weights to various factors.

In determining whether to approve each proposed Reorganization, the Board (with the advice and assistance of independent counsel) considered, among other things:

●	Horizon, as investment adviser to the Acquiring Funds, is expected to provide a comparable level of portfolio management services to the Acquiring Funds as currently being provided to the Acquired Funds, and that the Acquired Funds’ current portfolio managers are expected to continue to manage the Funds as the Portfolio Managers of the Acquiring Funds;
●	the terms and conditions of the Reorganizations, including that each Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the applicable Acquired Fund and its shareholders are generally not expected to recognize gain or loss for U.S. federal income tax purposes in the Reorganization (except that cash paid in lieu of fractional shares of Acquired ETFs will be taxable);
●	that the investment objective, investment strategies and principal investment risks of each Acquired Fund are the same or substantially similar as each corresponding Acquiring Fund, except the changes made to the investment objective and principal investment strategies of Anfield Enhanced Market ETF, Anfield U.S. Equity Sector Rotation ETF and Anfield Dynamic Fixed Income ETF, which changes are not expected to have a material impact on the Funds’ overall investment strategies;
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●	the historical performance of the Acquired Funds (although past performance is no guarantee of future performance) and that the portfolio managers responsible for day-to-day management of each Acquired Fund are expected to continue to be responsible for the corresponding Acquiring Fund;
●	that the total annual operating expenses (both before and after any applicable fee waivers and/or expense reimbursements) of each Acquiring Fund are expected to be the same or lower than the total annual operating expenses of the corresponding Acquired Fund (before and after any applicable fee waiver and/or expense reimbursements);
●	with respect to the Acquired ETFs, that each Acquiring ETF operates under a unitary fee structure, pursuant to which Horizon has agreed to pay all expenses incurred by each Acquiring ETF, except for the management fee and certain other expenses;
●	that with respect to Anfield U.S. Equity Sector Rotation ETF, Anfield Enhanced Market ETF, Anfield Universal Fixed Income ETF, and Anfield Dynamic Fixed Income ETF, the new unitary fee structure will result in lower total annual operating expenses as compared to the corresponding Acquired ETFs;
●	That the unitary fee rate for the corresponding Acquiring ETF is lower than the management fee rate in the case of Anfield U.S. Equity Sector Rotation ETF and Anfield Enhanced Market ETF;
●	that the unitary fee rate for the corresponding Acquiring ETF of Regents Park Hedged Market Strategy ETF, which currently utilizes a unitary fee, will be the same, although acquired fund fees and expenses will not be included in such unitary fee;
●	the Advisers’ discussion of the proposed changes in fees and that the transition to an Acquired ETF with a unitary fee structure for those Acquired ETFs that did not currently have a unitary fee is intended to simplify the Acquiring Funds’ expense arrangements, provide greater predictability regarding annual fund operating expenses, and, lower the total annual fund operating expenses paid by shareholders;
●	that, although the unitary fee of the corresponding Acquiring Fund will be higher than the current management fee in the case of Anfield Universal Fixed Income ETF and Anfield Dynamic Fixed Income ETF, shareholders will experience lower overall expenses because the Acquiring ETFs unitary fee is lower than the total operating expenses (both before and after any applicable fee waivers and/or expense reimbursements) of each such Acquired ETF. In addition, unlike the Acquired ETFs, the Acquiring ETFs’ unitary fee structure is also not subject to periodic renewal of an expense limitation agreement;
●	that the management fee of the Acquiring Mutual Funds is the same as the Acquired Mutual Fund and Horizon has agreed to enter into an expense limitation agreement with the Acquiring Mutual Fund that is lower than the Acquired Mutual Fund’s current expense limitation agreement for a period of two years from the date of the Reorganization;
●	that Horizon and the Acquired Funds Advisers will bear the costs of the Reorganization and not the Acquired Funds or the Acquiring Funds;
●	the qualifications and experience of the Acquiring Funds’ new service providers and that the Acquired Funds Advisers represented that there will be no anticipated decline in services to Acquired Fund shareholders as a result of the Reorganization;
●	that the Two Roads Trust’s Chief Compliance Officer has represented to the Board that Horizon’s compliance policies and procedures pursuant to Section 206(4)-7 of the Advisers Act of 1940 and Rule 38(a)(1) of the 1940 Act are reasonably designed to prevent violation of the federal securities laws with respect to each of the Acquiring Funds;
●	any potential conflicts of interest related to the Reorganizations, including as a result of any direct or indirect benefits to Anfield or Regents Park as a result of the Reorganizations or the Transaction;
●	that there are expected to be no material differences between the respective valuation policies and procedures for purposes of valuing the assets of each respective Fund;
●	that each Reorganization would not result in the dilution of the applicable shareholders’ interests;
●	the Acquiring ETFs do not issue fractional shares so fractional shares of the Acquired ETFs held by shareholders immediately prior to the Reorganization will be sold on such shareholders’ behalf and the proceeds of this redemption will result in a cash payment to those shareholders who own fractional shares of the Acquired ETFs, which may be a taxable event to such shareholder;
●	that each Reorganization would be submitted to the shareholders of the applicable Acquired Fund for approval; and
●	that shareholders of an Acquired Fund who do not wish to become shareholders of the corresponding Acquiring Fund may redeem or sell their Acquired Fund shares, as applicable, before the Reorganization pursuant to the procedures set forth in each Acquired Fund’s applicable registration statement.

After consideration of these and other factors it deemed appropriate, the Board determined that participation of the Acquired Funds in the Reorganizations, as proposed by the Acquired Funds Advisers and described in the Reorganization Agreement, is in the best interests of each Acquired Fund and that the interests of existing shareholders of each Acquired Fund would not be diluted as a result of the Reorganization. The Board, comprised solely of members who are not “interested persons” of Two Roads Trust, as defined in the 1940 Act, approved the Reorganization of each Acquired Fund, subject to approval by its shareholders.

The Board of Horizon Funds, including a majority of Trustees who are not “interested persons” of Horizon Funds as defined under the 1940 Act, also unanimously approved the Reorganization with respect to each Acquiring Fund at a meeting held on December 19, 2025.

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The Board, comprised solely of Independent Trustees, unanimously recommends that shareholders of each Acquiring Fund approve the Reorganization Agreement and the Reorganization.

4.	Section 15(f) of the Investment Company Act of 1940

Section 15(f) of the Investment Company Act of 1940 (“Section 15(f)”) provides a non-exclusive safe harbor that permits an investment adviser to a registered investment company, or any affiliated persons of such adviser, to receive any amount or benefit in connection with a sale of securities of, or a sale of any other interest in, such adviser which results in an assignment of an investment advisory contract with the investment company, provided that two conditions are met: (i) for a period of three years after the transaction, at least 75% of the members of the investment company’s board of trustees or directors are not “interested persons” (as defined in the Act) of the adviser or its predecessor; and (ii) there is no “unfair burden” imposed on the investment company as a result of the transaction or any express or implied terms thereof.

Whether Section 15(f) applies to a particular transaction depends on the specific facts and circumstances, including whether the transaction constitutes a sale of a controlling interest in the adviser and results in an assignment of the investment advisory contract within the meaning of the Act. To the extent Section 15(f) is applicable, the Acquired Funds Advisers have informed the Board that the Advisers believe the Transaction may rely on the safe harbor provided by Section 15(f) of the 1940 Act and therefore, no “unfair burden” will be imposed on the Fund as a result of the Transaction, and Horizon and its affiliates intend to conduct their operations in a manner consistent with the requirements of Section 15(f).

5.	Federal Income Tax Consequences

For each year of its existence, each Acquired Fund has had in effect an election to be, and Two Roads Trust believes that each Acquired Fund has qualified for treatment as, a “regulated investment company” under the Code. Accordingly, Two Roads Trust believes each Acquired Fund has been, and will continue through the closing of the Reorganizations to be, generally relieved of any federal income tax liability on its taxable income and gains it distributes to shareholders in accordance with Subchapter M of the Code.

As a condition to the closing of each Reorganization, Two Roads Trust and Horizon Funds will receive, on behalf of the applicable Acquired Fund and the corresponding Acquiring Fund, respectively, an opinion of tax counsel to Horizon Funds with respect to that Reorganization substantially to the effect that for federal income tax purposes:

●	the Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and the Acquiring Fund and the Acquired Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;
●	no gain or loss will be recognized by the Acquired Fund upon the transfer of all of the Assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities, or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares in complete liquidation of the Acquired Fund pursuant to the Reorganization;
●	no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities;
●	no gain or loss will be recognized by the Acquired Fund Shareholders upon the distribution to them by the Acquired Fund of the Acquiring Fund Shares solely in exchange for their Acquired Fund Shares as part of the Reorganization (except with respect to cash received by Acquired ETF shareholders in lieu of fractional shares, if any);
●	the basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder in the Reorganization will be the same as the basis of the shareholder’s exchanged Acquired Fund Shares (reduced by any amount of tax basis allocable to fractional shares for which cash is received by Acquired ETF shareholders in lieu of fractional shares, if any);
●	the holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder (including fractional shares of the Acquiring Mutual Fund to which Acquired Mutual Fund shareholders may be entitled) will include the period during which the surrendered Acquired Fund Shares were held by such Acquired Fund Shareholder, provided that the Acquired Fund Shares were held as a capital asset at the Effective Time;
●	the tax basis of each Asset acquired by the Acquiring Fund will be the same as the tax basis of such Asset immediately prior to the transfer of the Asset;
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●	the holding period of each Asset received by the Acquiring Fund will include the period during which that Asset was held by the Acquired Fund; and
●	the Acquiring Fund will succeed to and take into account those tax attributes of the Acquired Fund that are described in Section 381, 382, 383 and 384 of the Code, subject to the conditions and limitations specified in the Code, the regulations thereunder, and existing court decisions and published interpretations of the Code and regulations, and the taxable year of the Acquired Fund will not end as a result of the Reorganization.

In rendering the opinion, counsel will rely upon, among other things, certain facts and assumptions and certain customary representations of Two Roads Trust, Horizon Funds, the applicable Acquired Fund and the corresponding Acquiring Fund. The condition that the parties to the Reorganization Agreement receive such an opinion may not be waived. No opinion will be expressed as to the state income tax consequences of the Reorganizations. Because each shareholder may have unique tax issues, shareholders should consult their own tax advisors.

No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with any Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

If an Acquired ETF shareholder receives cash in lieu of a fractional Acquiring ETF share, the shareholder will be treated as having received the fractional Acquiring ETF share pursuant to the Reorganization and then as having sold that fractional Acquiring ETF share for cash. As a result, each such Acquired ETF shareholder generally will recognize gain or loss equal to the difference between the amount of cash received and the basis in the fractional Acquiring ETF share. This gain or loss generally will be a capital gain or loss and generally will be long-term capital gain or loss if, as of the effective time of the Reorganization, the holding period for the shares (including the holding period of Acquired ETF shares surrendered therefor if the Acquired ETF shares were held as capital assets at the time of the Reorganization) is more than one year. The deductibility of capital losses is subject to limitations. Any cash received in lieu of a fractional share may be subject to backup withholding taxes.

Each Acquiring Fund will succeed to and take into account any capital loss carryforwards of the corresponding Acquired Fund by reason of the applicable Reorganization. No Reorganization is expected to result in limitations on the applicable Acquiring Fund’s ability to use any capital loss carryforwards of the corresponding Acquired Fund. The Acquired Funds had the following short-term and long-term capital loss carryforwards:

Fund	Short-Term	Non-Expiring Long-Term	Total
Anfield Enhanced Market Strategy ETF	$0	$0	$0
Regents Park Hedged Market Strategy ETF	$0	$0	$0
Anfield U.S. Equity Sector Rotation ETF	$0	$0	$0
Anfield Universal Fixed Income ETF	$2,162,815	$3,547,265	$5,710,080
Anfield Dynamic Fixed Income ETF	$0	$244,272	$244,272
Anfield Universal Fixed Income Fund	$957,645	$14,339,432	$15,297,077

This description of the federal income tax consequences of the Reorganizations is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of state, local, non-U.S. and other tax laws.

6.	Comparison of Forms of Organization and Shareholder Rights

H.	Material Differences in the Rights of Fund Shareholders

Each of Horizon Funds and Two Roads Trust is a Delaware statutory trust. As such, they are each governed by the Delaware Statutory Trust Act (the “Delaware Act”) and their own governing instruments. Two Roads Trust’s operations are governed by its Amended Agreement and Declaration of Trust (the “Two Roads Shared Trust Instrument”), By-Laws and applicable state law. Horizon Funds’ operations are governed by its Agreement and Declaration of Trust, as it may be amended from time to time (the “Horizon Funds Instrument”), By-Laws and applicable state law. Copies of these documents are available to shareholders without charge upon written request to the applicable Fund.

The below table summarizes a number of provisions of the governing instruments of the Acquired Funds and the Acquiring Funds, which are in each case subject to any other applicable provision of the governing instruments of the relevant Fund and applicable law. The governing instruments have certain similar provisions, however, as noted below, there are differences that might impact how each Fund is governed.

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Further information about each Fund’s governance structure is contained in the Fund’s Statement of Additional Information and its governing documents, which are on file with the SEC.

	Two Roads Trust (Acquired Funds)	Horizon Funds (Acquiring Funds)
Governing Law	Each Acquired Fund is a series of Two Roads Shared Trust, which is organized as a Delaware statutory trust.	Each Acquiring Fund is a series of Horizon Funds, which is organized as a Delaware statutory trust.
Board of Trustees	The business of the Trust is managed under the direction of the Board in accordance with the Amended Agreement and Declaration of Trust and the Trust’s Amended and Restated By-Laws. The Board consists of four individuals, all of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including, but not limited to, a President, a Secretary, a Treasurer, and a Chief Compliance Officer.	Horizon Funds is a series trust with a board of trustees. The Horizon Funds Instrument provides that the number of trustees serving on the Horizon Funds board shall be set by the trustees but shall be no less than one nor more than fifteen. Currently, the Horizon Funds board has set the number of trustees at 4.
Election of Trustees	A plurality of shares voted shall elect a Trustee. There shall be no cumulative voting in the election of Trustees. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.	The Horizon Funds instrument provides that a plurality of the shares voted shall elect a trustee. There shall be no cumulative voting in the election of trustees. The trustees may fill vacancies on the board by action of a majority of the then trustees at a duly constituted meeting.
Term of Trustees	Each Trustee shall serve during the continued lifetime of the Trust and until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed. Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of the Trust or to a meeting of the Board of Trustees.	The Horizon Funds Instrument provides that each trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed. Any trustee may resign at any time by written instrument signed by him and delivered to any officer of Horizon Funds or to a meeting of the trustees.
Removal of Trustees	Any Trustee may be removed: (a) at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; or (b) at any meeting of Shareholders by a vote of two-thirds of the total combined net asset value of all Shares issued and outstanding. A meeting of Shareholders for the purpose of electing or removing one or more Trustees may be called (i) by the Board of Trustees upon their own vote, or (ii) upon the demand of Shareholders owning 10% or more of the Shares in the aggregate.	The Horizon Funds Instrument provides that any trustee may be removed at any shareholder meeting by a vote of two-thirds of the total combined net asset value of all shares of Horizon Funds issued and outstanding. A meeting of shareholders for the purpose of electing or removing one or more trustees may be called (i) by the trustees upon their own vote, or (ii) upon the demand of shareholders owning 10% or more of the shares of Horizon Funds in the aggregate.
Trustee Liability and Indemnification	Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. Trustees and officers are not personally liable against liabilities and expenses incurred in connection with proceedings relating to their own positions as officers or Trustees.	Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, manager, or principal underwriter of Horizon Funds, nor shall any trustee be responsible for the act or omission of any other trustee. A trustee shall be liable to Horizon Funds and to any shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office of trustee, and shall not be liable for errors of judgment or mistakes of fact or law. Trustees and officers are not personally liable against liabilities and expenses incurred in connection with proceedings relating to their own positions as officers or trustees. The Horizon Funds By-Laws require that any indemnification shall be made only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances by: (a) a majority vote of a quorum consisting of trustees who are not parties to the proceeding and are not interested persons of the Trust; (b) a written opinion by an independent legal counsel; or (c) the shareholders.

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Service Contracts	The Trustees may, at any time and from time to time, contract for exclusive or nonexclusive advisory, management and/or administrative services for the Trust or for any Series with any Person; and any such contract may contain such other terms as the Trustees may determine, including terms that provide for the indemnification by the Trust of any such Person.	The Horizon Funds Instrument allows trustees to contract for exclusive or nonexclusive advisory, management and/or administrative services for the Trust or for any Series with any Person; and any such contract may contain such other terms as the trustees may determine, including terms that provide for the indemnification of any Person.
Voting; Shareholder Meetings	Shareholders shall have the right to vote only for the election or removal of Trustees, and with respect to such additional matters relating to the Trust as may be required by the 1940 Act or as the Trustees may consider necessary or desirable. Each Shareholder shall have one vote for each dollar (and a fractional vote for each fractional dollar) of the net asset value of each Share (including fractional Shares) held by such Shareholder on the record date on each matter submitted to a vote at a meeting of Shareholders. Net asset value shall be determined as of the record date for such meeting. When a quorum is present at any meeting, a majority vote of the combined net asset value of all Shares issued and outstanding shall decide any questions. Meetings of the Shareholders may be called at any time by the Board of Trustees at any place designated by the Trustees. Written notice of any Shareholder meeting shall be given by delivering personally or mailing such notice not more than ninety, nor less than ten days before such meeting, postage prepaid, stating the time and place of the meeting, to each Shareholder.	The Horizon Funds Instrument provides that shareholders shall have the right to vote only for the election or removal of trustees, and with respect to such additional matters relating to Horizon Funds, as may be required under the applicable provisions of the 1940 Act, and to such other matters as the trustees may consider necessary or desirable. Each whole Share held by such shareholder on the record date shall entitle the holder thereof to one vote as to any matter on which the holder in entitled to vote, and each fractional Share held by such shareholder on the record date shall entitle the holder thereof to a proportionate fractional vote on each matter submitted to a vote at a meeting of shareholders. When a quorum is present at any meeting, a majority of the votes entitled to be cast held by shareholders present in person or by proxy present shall decide any questions. Under Delaware law and Horizon Funds’ By-Laws, Horizon Funds is not required to hold annual meetings of the shareholders. Meetings of the shareholders may be called at any time by the trustees at any place designated by the trustees. Written notice of any shareholder meeting of shall be given or caused to be given by the trustees by delivering personally or mailing such notice not more than ninety, nor less than ten days before such meeting, postage prepaid, stating the time and place of the meeting, to each shareholder.
Shareholder Quorum	Except when a larger quorum is required by applicable law, by the By-Laws or by this Declaration of Trust, thirty-three and one-third percent (33-1/3%) of the Shares present in person or represented by proxy and entitled to vote at a Shareholders’ meeting shall constitute a quorum at such meeting. When a separate vote by one or more Series or classes is required, thirty-three and one-third percent (33-1/3%) of the Shares of each such Series or class present in person or represented by proxy and entitled to vote shall constitute a quorum at a Shareholders’ meeting of such Series or class. Subject to the provisions of this Declaration of Trust, the By-Laws or applicable law which requires a different vote: (1) in all matters other than the election of Trustees, the affirmative vote of the majority of votes cast at a Shareholders’ meeting at which a quorum is present shall be the act of the Shareholders; (2) Trustees shall be elected by a plurality of the votes cast at a Shareholders’ meeting at which a quorum is present.	Except as otherwise provided by the 1940 Act or in the Horizon Funds Instrument, at any meeting of shareholders, the presence in person or by proxy of the holders of record of shares issued and outstanding and entitled to vote representing more than forty percent of all Shares issued and outstanding and entitled to vote shall constitute a quorum for the transaction of any business at the meeting.

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Redemptions at Trust Option	The Board of Trustees may, from time to time, without the vote or consent of the Shareholders, and subject to the 1940 Act, redeem Shares or authorize the closing of any Shareholder account, subject to such conditions as may be established by the Board of Trustees.	Horizon Funds Shall have the right shall have the right, at its option, upon prior notice to the affected shareholder at any time to redeem shares of any shareholder at the net asset value thereof: (i) if at such time such shareholder owns shares of any series having an aggregate net asset value of less than a minimum value determined from time to time by the trustees; or (ii) to the extent that such shareholder owns shares of a series equal to or in excess of a maximum percentage of the outstanding shares of such series determined from time to time by the trustees; (iii) to the extent that such shareholder owns shares equal to or in excess of a maximum percentage, determined from time to time by the trustees, of the outstanding shares of the trust; (iv) the failure of a shareholder to meet or maintain the qualifications for ownership of a particular series (or class) of shares, (v) the determination by the trustees or pursuant to policies adopted by the trustees that ownership of shares by a particular shareholder is not in the best interests of the remaining shareholders of the trust or applicable series (or class), (vi) at any time, if the trustees determine in their sole discretion that failure to so redeem may have materially adverse consequences to all or any of the holders of the shares, or any series thereof, of the trust, or (vii) the merger, reorganization or liquidation of a series or the trust.
Series Liability	The assets of the Trust held with respect to each Series shall be charged with the liabilities of the Trust with respect to such Series and all expenses, costs, charges and reserves attributable to such Series, and any general liabilities of the Trust which are not readily identifiable as being held in respect of a Series shall be allocated and charged by the Trustees to and among any one or more Series in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable.	The Horizon Funds Instrument provides that the assets of Horizon Funds held with respect to each series shall be charged with the liabilities of Horizon Funds with respect to such series and all expenses, costs, charges and reserves attributable to such series, and any general liabilities of Horizon Funds which are not readily identifiable as being held in respect of a series shall be allocated and charged by the trustees to and among any one or more series in such manner and on such basis as the trustees in their sole discretion deem fair and equitable.

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Amendments to Governing Documents	The Trust Instrument may be restated and/or amended at any time by an instrument in writing signed by a majority of the Trustees then holding office. Any such restatement and/or amendment shall be effective immediately upon execution and approval.	The Horizon Funds Instrument may be restated and/or amended at any time by an instrument in writing signed by a majority of the Trustees then holding office. Any such restatement and/or amendment hereto shall be effective immediately upon execution and approval.
Approval of a Consolidation or Merger	Pursuant to an agreement of merger or consolidation, the Trust, or any one or more Series, may, by act of a majority of the Board of Trustees, merge or consolidate with or into one or more business trusts or other business entities formed or organized or existing under the laws of the State of Delaware or any other state or the United States or any foreign country or other foreign jurisdiction. Any such merger or consolidation shall not require the vote of the Shareholders affected thereby, unless such vote is required by the 1940 Act, or unless such merger or consolidation would result in an amendment of this Declaration of Trust, which would otherwise require the approval of such Shareholders. In accordance with Section 3815(f) of the DSTA, an agreement of merger or consolidation may affect any amendment to this Declaration of Trust or the By-Laws or affect the adoption of a new declaration of trust or by-laws of the Trust if the Trust is the surviving or resulting business trust. Upon completion of the merger or consolidation, the Trustees shall file a certificate of merger or consolidation in accordance with Section 3810 of the DSTA.	The trustees may cause (i) Horizon Funds or one or more of its series to the extent consistent with applicable law to be merged into or consolidated with another trust, series or person, (ii) the shares of Horizon Funds or any series to be converted into beneficial interests in another business trust (or series thereof), (iii) the shares to be exchanged for assets or property under or pursuant to any state or federal statute to the extent permitted by law or (iv) a sale of assets of Horizon Funds or one or more of its series. Such merger or consolidation, share conversion, share exchange or sale of assets must be authorized by a majority vote of the combined net asset value of all shares issued outstanding (or, if applicable, a majority of the outstanding shares of the affected series); provided that in all respects not governed by statute or applicable law, the trustees shall have power to prescribe the procedure necessary or appropriate to accomplish a sale of assets, share exchange, merger or consolidation including the power to create one or more separate business trusts to which all or any part of the assets, liabilities, profits or losses of Horizon Funds may be transferred and to provide for the conversion of shares of Horizon Funds or any series into beneficial interests in such separate business trust or trusts (or series thereof).
Termination of a Trust or Fund

Unless dissolved as provided herein, the Trust shall have perpetual existence. The Trust may be dissolved at any time by vote of a majority of the Shares of the Trust entitled to vote or by the Board of Trustees by written notice to the Shareholders. Any Series may be dissolved at any time by vote of a majority of the Shares of that Series or by the Board of Trustees by written notice to the Shareholders of that Series.

Upon dissolution of the Trust (or a particular Series, as the case may be), the Trustees shall (in accordance with § 3808 of the DSTA) pay or make reasonable provision to pay all claims and obligations of each Series (or the particular Series, as the case may be), including all contingent, conditional or unmatured claims and obligations known to the Trust, and all claims and obligations which are known to the Trust but for which the identity of the claimant is unknown. If there are sufficient assets held with respect to each Series of the Trust (or the particular Series, as the case may be), such claims and obligations shall be paid in full and any such provisions for payment shall be made in full. If there are insufficient assets held with respect to each Series of the Trust (or the particular Series, as the case may be), such claims and obligations shall be paid or provided for according to their priority and, among claims and obligations of equal priority, ratably to the extent of assets available therefor. Any remaining assets (including without limitation, cash, securities or any combination thereof) held with respect to each Series of the Trust (or the particular Series, as the case may be) shall be distributed to the Shareholders of such Series, ratably according to the number of Shares of such Series held by the several Shareholders on the record date for such dissolution distribution.

Unless terminated as provided in Horizon Funds Instrument, Horizon Funds shall continue without limitation of time. Horizon Funds may be terminated at any time by the trustees upon prior written notice to the shareholders. Any series (or class) may be terminated at any time by the trustees upon prior written notice to the shareholders of that series (or class).

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The foregoing is a very general summary of certain provisions of the governing instruments and by-laws of Two Roads Trust and Horizon Funds. It is qualified in its entirety by reference to the respective governing instruments and by-laws. Copies of each of these documents are available to shareholders without charge upon written request.

I.	Fiscal Year End

The fiscal year end for each Acquired Fund and each Acquiring Fund is as follows:

For Anfield Enhanced Market ETF, the fiscal year end for the Acquired Fund is April 30 and for the corresponding Acquiring Fund is November 30.

For Regents Park Hedged Market Strategy ETF, the fiscal year end for the Acquired Fund is January 31 and for the corresponding Acquiring Fund is November 30.

For Anfield U.S. Equity Sector Rotation ETF, the fiscal year end for the Acquired Fund is October 31 and for the corresponding Acquiring Fund is November 30.

For Anfield Universal Fixed Income ETF, the fiscal year end for the Acquired Fund is July 31 and for the corresponding Acquiring Fund is November 30.

For Anfield Dynamic Fixed Income ETF, the fiscal year end for the Acquired Fund is July 31 and for the corresponding Acquiring Fund is November 30.

For Anfield Universal Fixed Income Fund (the Acquired Mutual Fund), the fiscal year end for the Acquired Fund is October 31 and for the corresponding Acquiring Fund is November 30.

J.	Capitalization

The following table shows, as of February 28, 2026, (1) the unaudited capitalization of each Acquired Fund and unaudited capitalization of each corresponding Acquiring Fund, and (2) the pro forma combined capitalization of the Acquiring Funds, giving effect to the proposed Reorganizations as of that date:

Regents Park Hedged Market Strategy ETF	Net Assets	Net Asset Value Per Share*	Shares Outstanding	Exchange
Acquired Fund	$51,664,009.11	$10.13	5,100,000.0000	Cboe BZX Exchange, Inc
Acquiring Fund (pro forma)	$51,664,009.11	$10.13	5,100,000.0000	Cboe BZX Exchange, Inc

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Anfield U.S. Equity Sector Rotation ETF	Net Assets	Net Asset Value Per Share*	Shares Outstanding	Exchange
Acquired Fund	$153,024,198.04	$17.79	8,600,000.0000	Cboe BZX Exchange, Inc
Acquiring Fund (pro forma)	$153,024,198.04	$17.79	8,600,000.0000	Cboe BZX Exchange, Inc

Anfield Enhanced Market ETF	Net Assets	Net Asset Value Per Share*	Shares Outstanding	Exchange
Acquired Fund	$134,703,648.59	$10.76	12,520,000.0000	Cboe BZX Exchange, Inc
Acquiring Fund (pro forma)	$134,703,648.59	$10.76	12,520,000.0000	Cboe BZX Exchange, Inc

Anfield Universal Fixed Income ETF	Net Assets	Net Asset Value Per Share*	Shares Outstanding	Exchange
Acquired Fund	$233,718,428.95	$9.45	24,725,000.0000	Cboe BZX Exchange, Inc
Acquiring Fund (pro forma)	$233,718,428.95	$9.45	24,725,000.0000	Cboe BZX Exchange, Inc

Anfield Dynamic Fixed Income ETF	Net Assets	Net Asset Value Per Share*	Shares Outstanding	Exchange
Acquired Fund	$51,055,339.77	$8.65	5,900,000.0000	Cboe BZX Exchange, Inc
Acquiring Fund (pro forma)	$51,055,339.77	$8.65	5,900,000.0000	Cboe BZX Exchange, Inc

Anfield Universal Fixed Income Fund (Acquired Fund)	Net Assets	Net Asset Value Per Share*	Shares Outstanding
Class A Shares	$533,651.28	$8.97	59,483.7940
Class C Shares	$79,292.42	$8.97	8,836.1380
Class I Shares	$157,466,152.68	$8.97	17,549,162.7820

Anfield Universal Fixed Income Fund (Acquiring Fund)	Net Assets	Net Asset Value Per Share	Shares Outstanding
Advisor Class Shares (Pro forma)	$533,651.28	$8.97	59,483.7940
Investor Class Shares (Pro forma)	$79,292.42	$8.97	8,836.1380
Institutional Class Shares (Pro forma)	$157,466,152.68	$8.97	17,549,162.7820

*	Per share amounts may not reconcile due to rounding of net assets and/or shares outstanding.

K.	Additional Information About the Funds

1.	Past Performance of the Acquired Funds

Performance Summary

The past performance information for each Acquired Fund, other than Anfield Enhanced Market ETF, is presented below, including: (1) a bar chart showing changes in the Acquired Fund’s performance from year to year for the calendar years since the Acquired Fund’s inception; and (2) a performance table showing how the average annual total returns of the Acquired Fund over time, both before and after taxes (where applicable), compare to those of one or more broad-based market indices, as well as for certain Acquired Funds, against a performance index that the Acquiring Fund Adviser believes better represents such Acquiring Fund’s investment strategy.

For Regents Park Hedged Market Strategy ETF, Anfield U.S. Equity Sector Rotation ETF, Anfield Universal Fixed Income ETF, and Anfield Dynamic Fixed Income ETF, performance information is provided for the sole share class of each ETF. With respect to Anfield Enhanced Market ETF, performance is not presented because the Acquired Fund has not completed its first full calendar year of operations as of the date of this Combined Proxy Statement and Prospectus.

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For the Acquired Mutual Fund (Anfield Universal Fixed Income Fund), performance information is presented for each share class currently offered by the Acquired Mutual Fund.

The bar charts and performance tables below show the variability of the Acquired Funds’ returns, which is some indication of the risks of investing in each Acquired Fund, by showing changes in the Acquired Fund’s performance from year to year and by showing how the average annual total returns of the relevant share class (or sole class, for ETFs) compared with those of a broad measure of market performance. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ.

Updated performance information for Regents Park Hedged Market Strategy ETF, Anfield U.S. Equity Sector Rotation ETF, Anfield Universal Fixed Income ETF, and Anfield Dynamic Fixed Income ETF is available on the Acquired Funds’ website at https://regentsparkfunds.com/our-funds/ or by calling 1-866-866-4848. Updated performance information for the Acquired Mutual Fund and Anfield Enhanced Market ETF is available on the Acquired Funds’ website at https://anfieldfunds.com/our-funds/ or by calling 1-866-866-4848. Past performance, before and after taxes, is not necessarily an indication of how an Acquired Fund or the corresponding Acquiring Fund will perform in the future.

If the Reorganizations are approved, each Acquiring Fund will assume the accounting and performance history of its corresponding Acquired Fund. As a result, the performance of each Acquiring Fund will reflect the historical performance of the corresponding Acquired Fund for periods prior to the completion of the Reorganization.

Regents Park Hedged Market Strategy ETF (Acquired Fund)

The following bar chart depicts changes in the Fund’s performance from year to year during the periods indicated.

Performance Bar Chart for Calendar Year Ended December 31st

Best Quarter	03/31/2024	8.71%
Worst Quarter	03/31/2025	-4.12%

Performance Table

Average Annual Total Returns

(For the year ended December 31, 2025)

	One Year	Life of Fund(1)
Return before taxes	10.42%	5.94%
Return after taxes on Distributions	6.79%	3.89%
Return after taxes on Distributions and Sale of Fund Shares	6.99%	3.79%
S&P 500 Index TR(2) (reflects no deduction for fees, expenses or taxes)	17.88%	12.81%

(1)	Inception date is March 30, 2022.

(2)	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

After-tax returns calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Anfield U.S. Equity Sector Rotation ETF (Acquired Fund)

The following bar chart depicts changes in the Fund’s performance from year to year during the periods indicated.

Performance Bar Chart for Calendar Year Ended December 31st

Best Quarter	06/30/2020	20.53%
Worst Quarter	03/31/2020	-18.35%

Performance Table
Average Annual Total Returns
(For the year ended December 31, 2025)

	One Year	Five Years	Since Inception(1)
Return before taxes	20.68%	13.60%	14.66%
Return after taxes on Distributions	14.30%	11.91%	13.17%
Return after taxes on Distributions and Sale of Fund Shares	15.08%	10.54%	11.59%
S&P 500 Total Return Index(2) (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	15.21%

(1)	Inception date is December 16, 2019.

(2)	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Anfield Universal Fixed Income ETF (Acquired Fund)

The following bar chart depicts changes in the Fund’s performance from year to year during the periods indicated.

Performance Bar Chart for Calendar Years Ended December 31st:

Highest Quarter:	12/31/2023	3.47%
Lowest Quarter:	06/30/2022	-3.83%

Performance Table

Average Annual Total Returns

(For the year ended December 31, 2025)

	One Year	Five Years	Since Inception(1)
Return before taxes	6.56%	3.37%	2.59%
Return after taxes on Distributions	5.03%	1.67%	1.18%
Return after taxes on Distributions and Sale of Fund Shares	3.86%	1.81%	1.35%
ICE BofA SOFR Overnight Rate Index (LUS0) (reflect no deduction for fees, expenses or taxes)	4.39%	3.31%	2.71%

(1)	Inception date is September 18, 2018.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Anfield Dynamic Fixed Income ETF (Acquired Fund)

The following bar chart depicts changes in the Fund’s performance from year to year during the periods indicated.

Performance Bar Chart for Calendar Year Ended December 31st

Best Quarter	12/31/2023	5.81%
Worst Quarter	03/31/2022	-5.88%

Performance Table

Average Annual Total Returns

(For the year ended December 31, 2025)

	One Year	Five Years	Since Inception(1)
Return before taxes	4.97%	-0.68%	-0.59%
Return after taxes on Distributions	3.62%	-1.59%	-1.48%
Return after taxes on Distributions and Sale of Fund Shares	2.92%	-0.90%	-0.83%
Bloomberg U.S. Aggregate Bond Index(2) (Reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	-0.24%

(1)	Inception date is August 17, 2020.

(2)	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that serves as the Fund’s regulatory benchmark to allow investors to compare the Fund’s performance to a broad-based market index. The index measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Anfield Universal Fixed Income Fund (Acquired Fund)

The following bar chart depicts changes in the Fund’s performance from year to year during the periods indicated.

Performance Bar Chart for Calendar Years Ended December 31st:

Highest Quarter:	12/31/2023	2.69%
Lowest Quarter:	03/31/2020	-5.11%

Performance Table

Average Annual Total Returns

(For the year ended December 31, 2025)

Institutional Class Shares	One Year	Five Years	Ten Years
Return before taxes	6.51%	3.13%	2.75%
Return after taxes on Distributions	4.92%	1.41%	1.24%
Return after taxes on Distributions and Sale of Fund Shares	3.82%	1.63%	1.43%
Bloomberg U.S. Aggregate Bond Index(1) (reflects no deductions for fees, expenses or taxes)	7.30%	-0.36%	2.01%

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(1)	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that services as the Fund’s regulatory benchmark to allow investors to compare the Fund’s performance to a broad-based market index. The index measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

After-tax returns are shown for Class I shares only, and after-tax returns for Class A and Class C shares will vary. After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Portfolio Turnover

The Funds pay transaction costs, such as commissions, when buying and selling certain securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, if any, which are not reflected in annual fund operating expenses or in the example, affect the Funds’ performance. The table below shows the portfolio turnover percentage for each Acquired Fund during each Acquired Fund’s most recent completed fiscal year, except that the portfolio turnover rate for Anfield Enhanced Market ETF is shown for the period from June 28, 2025 (commencement of operations) to December 31, 2025.

Acquired Fund	Turnover Rate	Fiscal Year/Period
Anfield Enhanced Market ETF	224%	June 28, 2025 to October 31, 2025
Regents Park Hedged Market Strategy ETF	68%	January 31, 2026
Anfield U.S. Equity Sector Rotation ETF	106%	October 31, 2025
Anfield Universal Fixed Income ETF	16%	July 31, 2025
Anfield Dynamic Fixed Income ETF	34%	July 31, 2025
Anfield Universal Fixed Income Fund	42%	October 31, 2025

2.	Comparison of Management of the Funds

Investment Adviser (Acquired Funds)

Regents Park Funds, LLC (“Regents Park”), located at 19900 MacArthur Boulevard, Suite 655, Irvine, CA 92612, currently serves as the investment adviser to Regents Park ETFs. Regents Park is responsible for the overall management of each of the Regents Park ETF’s business affairs pursuant to an investment advisory agreement with Two Roads Trust. Regents Park was founded in May 2016 and, as of December 31, 2025, had approximately $432.96 million in assets under management.

Anfield Capital Management, LLC (“Anfield”), located at 19900 MacArthur Boulevard, Suite 655, Irvine, CA 92612, currently serves as the investment adviser to the Anfield Funds and sub-adviser to the Regents Park ETFs. Anfield is responsible for the overall management of each of the Anfield Fund’s business affairs pursuant to an investment advisory agreement with Two Roads Trust. As of December 31, 2025, Anfield had approximately $2.16 billion in assets under management.

Regents Park is wholly owned by Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust. Anfield Group owns a 92% majority interest in Anfield.

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Under the terms of the Investment Advisory Agreements between the Acquired Funds Advisers and Two Roads Trust, the Acquired Funds Advisers receive monthly fees calculated in accordance with the following:

Acquired Fund	Acquired Funds Adviser	Investment Advisory Fee
Anfield Enhanced Market ETF	Anfield	At an annual rate of 0.80% of the Fund’s average daily net assets
Regents Park Hedged Market Strategy ETF	Regents Park	At an annual rate of 0.75% of the Fund’s average daily net assets
Anfield U.S. Equity Sector Rotation ETF	Regents Park	At an annual rate of 0.80% of the Fund’s average daily net assets
Anfield Universal Fixed Income ETF	Regents Park	At an annual rate of 0.75% of the Fund’s average daily net assets
Anfield Dynamic Fixed Income ETF	Regents Park	At an annual rate of 0.80% of the Fund’s average daily net assets
Anfield Universal Fixed Income Fund	Anfield	At an annual rate of 0.80% of the Fund’s average daily net assets

Anfield has contractually agreed to reduce its fees and/or absorb expenses of:

●	the Acquired Mutual Fund fees and/or to make payments to limit Fund expenses until at least March 1, 2026, so that the total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses) of the Fund do not exceed 1.75% for Class A shares, 2.50% for Class C shares and 1.50% for Class I shares. These fee waivers and expense reimbursements by Anfield are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years of when the amount has been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver and/or reimbursement was made.
●	Anfield Enhanced Market ETF fees and/or absorb expenses of the Fund through at least August 30, 2026 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the reimbursement is made. The Fund is expected to operate below the contractual fee waiver and/or expense reimbursement for the current fiscal year.

Regents Park has contractually agreed to reduce its fees and/or absorb expenses of:

●	Anfield Universal Fixed Income ETF, until at least November 30, 2026, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of certain expenses, including: (i) brokerage fees and commissions, (ii) acquired fund fees and expenses;(iii) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses);(iv) borrowing costs (such as interest and dividend expense on securities sold short);(v) taxes; and (vi) extraordinary expenses, such as litigation expenses) will not exceed 1.50% of the Fund’s average daily net assets; subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.
●	Anfield Dynamic Fixed Income ETF to reduce the Fund’s fees and/or absorb expenses of the Fund through at least November 30, 2026 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest and borrowing costs, sales loads, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, brokerage fees and commissions, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the waiver or reimbursement is made.
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●	Anfield U.S. Equity Sector Rotation ETF through February 28, 2026, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.50% of the Fund’s average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived and/or the expenses have been reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation in effect at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and increase its performance.

There is no expense limitation or fee waiver arrangement in place for Regents Park Hedged Market Strategy ETF as Regents Park is responsible for all of the expenses and liabilities of the Fund, inclusive of fees and expenses of other investment companies in which the Fund may invest, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto in return for a “unitary fee.”

Investment Adviser (Acquiring Funds)

If the Reorganizations are approved, Horizon Investments, LLC, a South Carolina limited liability company, will serve as investment adviser to the Acquiring Funds. Horizon has been an investment adviser since 1995, and serves individuals, mutual funds, ETFs, employee benefit plans, trusts and corporations. Horizon maintains its principal offices at 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277. Under the terms of its Investment Advisory Agreement with each Acquiring Fund, Horizon is responsible for formulating each Acquiring Fund’s investment program, making day-to-day investment decisions and engaging in portfolio transactions. Horizon provides office space, services and equipment and assistance in supervising matters relating to the Acquiring Funds’ operations. As of December 31, 2025, Horizon managed approximately $8.47 billion in client assets.

In addition to providing advisory services, Horizon furnishes the Funds with office space and certain facilities and personnel required for conducting the business of the Funds.

Under the terms of the Investment Advisory Agreements, Horizon will receive monthly fees from each Acquiring Fund calculated in accordance with the following:

Acquiring Fund	Annual Investment Advisory Fee
Anfield Enhanced Market Strategy ETF	At an annual rate of 0.79% of the Fund’s average daily net assets
Regents Park Hedged Market Strategy ETF	At an annual rate of 0.75% of the Fund’s average daily net assets
Anfield U.S. Equity Sector Rotation ETF	At an annual rate of 0.79% of the Fund’s average daily net assets
Anfield Universal Fixed Income ETF	At an annual rate of 0.85% of the Fund’s average daily net assets
Anfield Dynamic Fixed Income ETF	At an annual rate of 0.89% of the Fund’s average daily net assets
Anfield Universal Fixed Income Fund	At an annual rate of 0.80% of the Fund’s average daily net assets

Acquiring Mutual Fund. Horizon has agreed to waive its advisory fee and reimburse expenses to limit total operating expenses of the Acquiring Mutual Fund, at least until March 31, 2029, so that direct expenses (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) of the Acquiring Mutual Fund will not exceed 0.99% with respect to Institutional Class shares, subject to the terms of the applicable expense limitation agreement. After the expiration of the contractual expense limitation, total annual fund operating expenses may increase if Horizon does not renew or maintain the cap or waiver.

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Any fees waived or expenses reimbursed are subject to possible recoupment by Horizon within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.

Acquiring ETFs. Under the Investment Advisory Agreements, Horizon has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses); (ii) distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (iv) any fees and expense related to the provision of securities lending services; (v) the advisory fee payable to the Adviser hereunder; (vi) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; and (vii) other extraordinary expenses (in each case as determined by a majority of the independent trustees). The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not direct expenses of a Fund and are not paid by the Adviser.

Portfolio Managers

The Acquired Funds’ portfolio managers are set forth in the table below, followed by the background and experience of each corresponding portfolio manager. Following the Reorganizations, the same individuals will act as portfolio managers of the Acquiring Funds.

	Anfield Universal Fixed Income Fund	Anfield Enhanced Market Strategy ETF	Anfield Dynamic Fixed Income Fund	Anfield U.S. Equity Sector Rotation ETF	Anfield Universal Fixed Income ETF	Regents Park Hedged Market Strategy ETF
David Young, CFA	X	X	-	X	X	X
Cyrille Conseil, CFA	X	X	X	-	X	X
Cameron Baxter, CFA	X	X	X	-	X	X
Peter Van de Zilver, CFA	X	X	X	X	X	X

Cyrille Conseil, CFA. Mr. Conseil is a Portfolio Manager and senior member of the Acquired Funds Advisers investment committees. Mr. Conseil has over 25 years of investment management experience and joined the Acquired Funds Advisers in 2012. Prior to joining, Mr. Conseil was an Executive Vice President, Portfolio Manager and Head of the global leveraged loan desk at PIMCO from until May of 2005. Mr. Conseil holds a Chartered Financial Analyst (CFA) designation.

Peter van de Zilver, CFA. Mr. van de Zilver has served as Head of Portfolio Manager Analytics and Risk Management at the Acquired Funds Advisers since 2012. Mr. van de Zilver has over 20 years of investment management experience and retired in 2010 from a senior position in PIMCO’s Portfolio Analytics group, where he was responsible for the architecture, development and implementation of many of PIMCO’s analytics and risk management systems. Mr. van de Zilver holds a Chartered Financial Analyst (CFA) designation.

David Young, CFA. Mr. Young has served as Chief Executive Officer at the Acquired Funds Advisers since 2009, and as Chief Investment Officer from 2009 through 2012. Mr. Young has over 25 years of investment management experience and retired at the end of 2008 from his position as Executive Vice President and Account Manager with PIMCO, where he was responsible for contributing to the firm’s global macroeconomic view and investment strategy, and building the business in the UK, Europe and the Middle East. Mr. Young holds a Chartered Financial Analyst (CFA) designation.

Cameron Baxter, CFA. Mr. Baxter’s responsibilities include investment, credit, and portfolio research, trading, and portfolio management. Mr. Baxter started with Anfield in December 2017 after previously spending two years at a material handling supply company in business development and operations analysis. He maintains a Series 65 registration and holds the Chartered Financial Analyst (CFA) designation.

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The Acquired Funds’ SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Acquired Funds.

Sub-Adviser

Horizon will also engage Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, to serve as the trading sub-adviser for the Anfield U.S. Equity Sector Rotation ETF (the “Sub-Adviser”). Horizon directs the day-to-day operations and the investment of assets of Anfield U.S. Equity Sector Rotation ETF, while the Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

Multi-Manager Structure

Horizon, subject to the approval of the Horizon Funds Board of Trustees, has ultimate responsibility to recommend the hiring, termination and replacement of sub-advisers, if any, on behalf of each Acquiring Fund, and to supervise, monitor and evaluate the performance of each sub-adviser thereof. The Trust, on behalf of each Acquiring Fund, and Horizon have obtained an order from the SEC (the “Order”) that permits Horizon to appoint or replace certain sub-advisers to manage all or a portion of each Acquiring Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain sub-advisers, in each case subject to the approval of the Board, but without obtaining shareholder approval (“multi-manager structure”). Anfield U.S. Equity Sector Rotation ETF currently intends to operate in a multi-manager structure and other Acquiring Funds may operate in such structure in the future.

Board approval of any change of a an Acquiring Fund’s sub-adviser will include a determination by the Board that the change is in the best interests of the Acquiring Fund and its shareholders and, based on the information provided to the Board, does not involve a conflict of interest from which Horizon, a sub-adviser, any officer or trustee of the Acquiring Fund, or any officer or board member of Horizon derives an inappropriate advantage. Pursuant to the Order, Horizon, with the approval of the Board, has the discretion to terminate any sub-adviser and allocate and reallocate the Acquiring Fund’s assets among any other sub-advisers. Because Horizon compensates each sub-adviser out of its management fee, Horizon is able to reduce an Acquiring Fund’s sub-advisory fees and retain a larger portion of the management fee, or increase the Acquiring Fund’s sub-advisory fees and retain a smaller portion of the management fee. Pursuant to the Order, Horizon is not required to publicly disclose its contractual fee arrangements with any sub-adviser. Each Sub-Advised Fund and Horizon is subject to the conditions imposed by the Order, including the condition that within 90 days of hiring a new sub-adviser pursuant to the multi-manager structure, the Sub-Advised Fund will provide shareholders with an information statement containing information about the new sub-adviser. By approving the Reorganization, shareholders are approving the multi-manager structure described herein.

3.	Trustees for the Acquired Funds and Acquiring Funds

Two Roads Trust and Horizon Funds are operated by their respective boards of trustees and officers appointed by each board. The Reorganizations will, therefore, result in a change in the board of trustees.

Trustees of Two Roads Trust

The Board has four Trustees, all of whom are not “interested persons” of the Two Roads Trust, as that term is defined in the 1940 Act (collectively, “Independent Trustees”). The following individuals comprise the Board: Mark Garbin, Mark Gersten, Neil Kaufman, and Anita Krug.

Trustees of Horizon Funds

The Horizon Funds board of trustees is comprised of four trustees: one Interested Trustee (John Drahzal) and three Independent Trustees (John W. Davidson; Todd W. Gaylord; and Thomas W. Okel).

4.	Expenses of the Reorganization

The expenses solely and directly relating to the Reorganizations will be paid by Horizon and the Acquired Fund Advisers. These expenses include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Combined Proxy Statement and Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be approximately $500,000. Horizon and the Acquired Fund Advisers will pay the costs solely and directly relating to the Reorganizations whether or not the Reorganizations are consummated. Neither the Acquiring Funds nor the Acquired Funds will bear any of the costs of the Reorganizations.

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5.	Information About the Funds

Information about the Acquired Funds and the Acquiring Funds is included in their respective Prospectuses and Statements of Additional Information. The Prospectuses and SAIs’ of the Acquired Funds and the Acquiring Funds are incorporated by reference into and are considered a part of this Combined Proxy Statement and Prospectus. The SAI relating to this Combined Proxy Statement and Prospectus is also considered part of this Combined Proxy Statement and Prospectus and is incorporated by reference into this Combined Proxy Statement and Prospectus.

Information about each Acquired Fund is also included in each Acquired Fund’s most recent semi-annual and annual shareholder reports filed with the SEC on Forms N-CSR and N-CSRS, as applicable.

L.	Shareholder Communications with the Board

Under the proxy rules of the SEC, shareholder proposals may, under certain conditions, be included in Two Roads Trust statement and proxy for a particular meeting. Under these rules, proposals submitted for inclusion in the proxy materials must be received by Two Roads Trust within a reasonable time before the solicitation is made. The fact that Two Roads Trust receives a shareholder proposal in a timely manner does not ensure its inclusion in its proxy materials, because there are other requirements in the proxy rules relating to such inclusion. You should be aware that annual meetings of shareholders are not required as long as there is no particular requirement under the Investment Company Act, which must be met by convening such a shareholder meeting. Any shareholder proposal should be sent to Ultimus Fund Solutions, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788.

II.	Voting Information

A.	General Information

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of the Acquired Funds shareholders.

How to Vote

This Combined Proxy Statement and Prospectus is being provided in connection with the solicitation of proxies by the Board to solicit your vote at a special meeting of shareholders of the Acquired Funds. The Special Meeting will be held on April 30, 2026, at the offices of Ultimus Fund Solutions, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, at 10 a.m. ET.

You may vote in one of the following ways:

●	Complete and sign the enclosed proxy card and mail it to us in the prepaid return envelope (if mailed in the United States);
●	vote on the Internet at the website address listed on your proxy card;
●	call the toll-free number listed on the enclosed proxy card to reach an automated touchtone voting line;
●	call the toll-free number 888-227-9349 to speak with a live operator Monday through Friday 9 a.m. to 10 p.m., Eastern time; or
●	in person at the Special Meeting.

You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit a subsequent later dated proxy or a written notice of revocation to the applicable Acquired Fund. You may also give written notice of revocation in person at the Special Meeting. All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy, or, if no specification is made, FOR each proposal.

Quorum

Only shareholders of record on March 6, 2026 (the “Record Date”), are entitled to receive notice of and to vote at the Special Meeting or at any adjournment thereof. Each whole share of an Acquired Fund held as of the Record Date is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. The presence in person or by proxy of shareholders owning 33 1/3% of outstanding shares of an Acquired Fund that are entitled to vote will be considered a quorum for the transaction of business with respect to such Acquired Fund. Any lesser number shall be sufficient for adjournments.

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Vote Required

Approval of each proposal will require a majority vote of shareholders of each Acquired Fund entitled to vote at the Special Meeting. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” means the vote of the lesser of (1) 67% or more of the voting securities present at the Special Meeting, if more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Acquiring Fund.

Each Reorganization is subject to approval by the shareholders of the applicable Acquired Fund and certain closing conditions. If the shareholders of a Fund approve the Reorganization of that Fund, the Transaction remains subject to the satisfaction or waiver of other closing conditions (including, without limitation, approval by the shareholders of the other Funds of their Reorganizations). If the shareholders of an Acquired Fund do not approve the Reorganization of that Acquired Fund, then that Reorganization will not be implemented and the Board of Trustees of Two Roads Shared Trust (the “Board”) may consider additional actions as it deems to be in the best interests of such Acquired Fund.

Adjournments

If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of the Acquired Fund and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstentions

If a shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. As such, all proxies voted, including abstentions, will be counted toward establishing a quorum. Broker-dealer firms holding shares of the Acquired Funds in “street name” for the benefit of their customers and clients will request instructions of such clients on how to vote their shares before the Special Meeting. Under the rules of the New York Stock Exchange, broker-dealer firms may, for certain “routine” matters, without instructions from their customers and clients, grant discretionary authority to the proxies designated by the Board to vote if no instructions have been received prior to the date specified in the broker-dealer firm’s request for voting instructions. The proposal is not a “routine” matter under the rules of the New York Stock Exchange. If you do not give instructions to your broker, your broker will not be able to vote your shares with respect to this proposal. We urge you to provide instructions to your broker or nominee so that your votes may be counted. Abstentions will have the effect of votes against the proposal. Abstentions will have no effect on the outcome of a vote on adjournment. Ordinarily, broker non-votes, if any, would be counted as shares present and entitled to vote for purposes of determining whether a quorum is present, but would not be counted as a vote in favor of the proposal. However, because the proposal is considered non-routine, broker non-votes are inapplicable to this solicitation and will have no impact on establishing quorum or the votes cast for or against the proposal.

B.	Method and Cost of Solicitation of Proxies

This Combined Proxy Statement and Prospectus is being sent to you in connection with the solicitation of proxies by the Board for use at the Special Meeting. The close of business on March 6, 2026, is the Record Date for determining the shareholders of the Acquired Funds entitled to receive notice of the Special Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Special Meeting or any adjournment thereof. Two Roads Trust expects that the solicitation of proxies will be primarily by mail and telephone. EQ Fund Solutions, LLC has been retained to provide proxy services. Horizon and the Acquired Funds Advisers will bear the costs of the Special Meeting, including legal costs, the costs of retaining EQ Fund Solutions, LLC, and other expenses incurred in connection with the solicitation of proxies, which are anticipated to be approximately $500,000.

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C.	Right to Revoke Proxy

A shareholder may revoke their proxy at any time prior to its use by filing with the applicable Acquired Fund a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.

D.	Security Ownership of Management and Principal Shareholders

Shareholders of the Acquired Funds at the close of business on March 6, 2026, the Record Date, will be entitled to be present and vote at the Special Meeting. Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. As of the Record Date, the following shares were outstanding and entitled to vote at the Special Meeting:

Fund	Shares Outstanding
Regents Park Hedged Market Strategy ETF	5,100,000.0000
Anfield Universal Fixed Income Fund
Class A	59,483.7940
Class C	8,836.1380
Class I	17,478,347.4710
Anfield U.S. Equity Sector Rotation ETF	8,475,000.0000
Anfield Enhanced Market ETF	12,610,000.0000
Anfield Universal Fixed Income ETF	24,775,000.0000
Anfield Dynamic Fixed Income ETF	5,900,000.0000

A shareholder owning of record or beneficially more than 25% of an Acquired Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting than the vote of other shareholders.

As of the Record Date, the name and percentage ownership of each shareholder that owned 5% or more of the outstanding shares of each Acquired Fund is set forth in the table below:

Name & Address	Percentage of Fund Share Class
Anfield Universal Fixed Income Fund - Class A Shares
Charles Schwab & CO 211 Main Street San Francisco, CA 94105	24.09%
LPL Financial P.O. Box 509046 San Diego, CA 92150	7.23%
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	41.53%
Anfield Universal Fixed Income Fund - Class I Shares
Charles Schwab & CO 211 Main Street San Francisco, CA 94105	77.88%
Anfield Universal Fixed Income Fund - Class C Shares
LPL Financial P.O. Box 509046 San Diego, CA 92150	62.57%
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	37.43%
Anfield Enhanced Market Strategy ETF
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	85.85%
National Financial Services, LLC 499 Washington Blvd Jersey City, NJ 07310	13.64%
Regents Park Hedged Market Strategy ETF
National Financial Services, LLC 499 Washington Blvd Jersey City, NJ 07310	23.78%
Charles Schwab & CO 211 Main Street San Francisco, CA 94105	68.63%
Anfield U.S. Equity Sector Rotation ETF
National Financial Services, LLC 499 Washington Blvd Jersey City, NJ 07310	9.22%
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	6.59%
Charles Schwab & Co 211 Main Street San Francisco, CA 94105	74.75%
SEI Private Trust Company C/O GWP US Advisors 1 Freedom Valley Drive Oaks PA 19456	5.09%
Anfield Universal Fixed Income ETF
Fifth Third Bank, NA 38 Fountain Square Plaza Cincinnati, Ohio 45202	5.64%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	56.54%
National Financial Services, LLC 499 Washington Blvd Jersey City, NJ 07310	8.63%
SEI Private Trust Company C/O GWP US Advisors 1 Freedom Valley Drive Oaks PA 19456	22.95%
Anfield Dynamic Fixed Income ETF
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	89.62%
National Financial Services, LLC 499 Washington Blvd Jersey City, NJ 07310	9.20%

There were no outstanding shares of the Acquiring Funds on the Record Date, as the Acquiring Funds had not yet commenced operations. Accordingly, no officer, trustee or member of an advisory board of the Acquiring Fund, alone or as a group, owns any equity securities of the Acquiring Funds.

E.	Interest of Certain Persons in the Transaction

Horizon may be deemed to have an interest in the Reorganizations because, subject to the closing of the Transaction, it will become the investment adviser to the Acquiring Funds and will receive fees from the Acquiring Funds for its services as investment adviser. The Acquired Funds Advisers may also be deemed to have an interest in the Reorganizations because they have entered into an asset purchase agreement with Horizon pursuant to which Horizon will acquire certain assets of the Acquired Fund Advisers for substantial consideration.

In addition, certain related persons of the Acquired Funds Advisers, including the principal owners of Anfield and Regents Park, may be deemed to have an interest in the Reorganizations as a result of the consideration they will receive in connection with the Transaction. If the Reorganizations are approved and the Transaction closes, such persons are expected to receive compensation in connection with the sale of the advisory business to Horizon and may also be employed by Horizon or its affiliates following the closing.

The Board of Trustees of Two Roads Trust considered these interests, along with all other relevant factors, in determining that the Reorganizations are in the best interests of the Acquired Funds and their shareholders. The closing of the Transaction is subject to the approval of the Reorganizations by shareholders of the Acquired Funds.

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III.	Miscellaneous Information

A.	Other Business

The Board does not intend to present any other business at the Special Meeting with respect to the Acquired Funds. If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying proxy card will vote thereon in accordance with their discretion.

B.	Shareholder Proposals

The Acquired Funds are not required to hold annual meetings and currently do not intend to hold such meetings unless shareholder action is required in accordance with the 1940 Act or other applicable law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.

C.	Legal Matters

Certain legal matters concerning the issuance of shares of the Acquiring Funds in connection with the Reorganizations and the tax consequences of the Reorganizations will be passed upon by Kilpatrick Townsend & Stockton LLP.

D.	Householding

Only one copy of this Combined Proxy Statement and Prospectus may be mailed to each household, even if more than one person in the household is an Acquired Fund shareholder of record, unless the applicable Acquired Fund has received contrary instructions from one or more of the household’s shareholders. If a shareholder needs an additional copy of this Combined Proxy Statement and Prospectus, please contact EQ Fund Solutions, LLC at (800) 659-6590.

In order to help achieve the presence of a quorum at the Special Meeting, prompt execution and return of the enclosed proxy card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your proxy card.

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APPENDIX A
FORM OF
AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (“Agreement”) is made as of _____, 20___ by and between Two Roads Shared Trust, a Delaware statutory trust (“Two Roads Shared Trust”), separately on behalf of its series Anfield Universal Fixed Income Fund (the “Target Mutual Fund”), and its series Anfield Enhanced Market ETF, Regents Park Hedged Market Strategy ETF, Anfield U.S. Equity Sector Rotation ETF, Anfield Universal Fixed Income ETF, and Anfield Dynamic Fixed Income ETF (the “Target ETFs” and, together with the Target Mutual Fund, each a “Target Fund”), and Horizon Funds, a Delaware statutory trust (“Horizon Funds”), separately, on behalf of its series Anfield Universal Fixed Income Fund (the “Acquiring Mutual Fund”), and its series Anfield Enhanced Market Strategy ETF, Regents Park Hedged Market Strategy ETF, Anfield U.S. Equity Sector Rotation ETF, Anfield Universal Fixed Income ETF, and Anfield Dynamic Fixed Income ETF (the “Acquiring ETFs” and, together with the Acquiring Mutual Fund”, each an “Acquiring Fund” and together with the Target Funds, the “Funds”). Other than the Acquiring Funds and the Target Funds, no other series of either Two Roads Shared Trust or Horizon Funds are subject to this Agreement. For convenience, the balance of this Agreement (except as otherwise indicated) refers to only a single Reorganization, one Target Fund and one Acquiring Fund, but the terms and conditions hereof apply separately to each Reorganization and the Funds participating therein. Horizon Investments, LLC, a limited liability company organized under the laws of the State of South Carolina (“Horizon”), joins this Agreement solely for purposes of paragraphs 4.4, 5.11, and 8.2, and Anfield Capital Management, LLC, a limited liability company organized under the laws of California (“ACM”) and Regents Park Funds, LLC, limited liability company organized under the laws of the California (“RPF”, and together with ACM, “ACM/RPF”), join this Agreement solely for purposes of paragraphs 4.3, 5.15, and 8.2.

WHEREAS, this Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of the regulations under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”), and the Reorganization is intended to qualify as a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code;

WHEREAS, the reorganization of the Target Fund will consist of: (i) the transfer of all the assets of the Target Fund to the corresponding Acquiring Fund (as shown on Exhibit A) in exchange solely for shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) the pro rata distribution of all the Acquiring Fund Shares to the shareholders of the Target Fund, in complete liquidation and termination of the Target Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”);

WHEREAS, the Acquiring Fund is a series of Horizon Funds, an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Target Fund is a series of Two Roads Shared Trust, an open-end management investment company registered pursuant to the 1940 Act;

WHEREAS, the Acquiring Fund is newly organized for the purpose of acquiring the assets and assuming the liabilities of the corresponding Target Fund;

WHEREAS, the Acquiring Fund is, and will be at the time of the Closing (as defined in paragraph 3.1), a shell series of Horizon Funds created for the purpose of acquiring the assets and assuming the liabilities of the corresponding Target Fund, and, prior to the Closing, will not commence operations or carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations);

WHEREAS, the Target Fund currently owns securities and other investments that are assets of the character in which the corresponding Acquiring Fund is permitted to invest;

WHEREAS, the Board of Trustees of Two Roads Shared Trust, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of Two Roads Shared Trust, has determined with respect to each Target Fund that (1) participation in the Reorganization is in the best interests of the Target Fund, and (2) the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization;

WHEREAS, the Board of Trustees of Horizon Funds, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of Horizon Funds, has determined that participation in the Reorganization is in the best interests of each Acquiring Fund.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

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ARTICLE I

THE REORGANIZATION AND FUND TRANSACTIONS

1.1	The Reorganization. Subject to the requisite approval of the Target Fund’s shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Closing, Two Roads Shared Trust shall assign, deliver and otherwise transfer the assets of the Target Fund to Horizon Funds, on behalf of the Acquiring Fund, and Horizon Funds shall assume the liabilities of the Target Fund on behalf of the Acquiring Fund. In consideration of the foregoing, Horizon Funds: (A) on behalf of Acquiring Mutual Fund, shall deliver to Two Roads Shared Trust on behalf of the Target Mutual Fund, full and fractional Institutional Class shares of the Acquiring Mutual Fund (to the third decimal place); and (B) on behalf of an Acquiring ETF, shall deliver to Two Roads Shared Trust on behalf of the Target ETF, full Acquiring ETF shares, with the number of Acquiring Fund Shares to be delivered determined as set forth in paragraph 2.3 (with cash being distributed in lieu of fractional Acquiring ETF shares as set forth in Section 2.3).

1.2	Assets of the Target Fund. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights of the Target Fund, cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Target Fund at the Closing, books and records, and any other property owned by the Target Fund at the Closing.

1.3	Liabilities of the Target Fund. The Target Fund will endeavor, consistent with its obligation to continue to pursue its investment objective and employ its investment strategies in accordance with the terms of its prospectus, to discharge all of its liabilities and obligations prior to the Closing Date, other than those liabilities and obligations which otherwise would be discharged at a later date in the ordinary course of business or any liabilities and obligations that are intended to be assumed and paid by another person or entity (including ACM/RPF and Horizon). The Acquiring Fund shall assume all liabilities of the Target Fund, whether accrued or contingent, known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in this Agreement, and which assumed liabilities shall include all of the Target Fund’s liabilities, debts, obligations (including the obligation of the Target Fund to indemnify, defend, hold harmless, advance expenses to and/or contribute to the liability of the trustees and officers of the Target Fund, acting in their capacities as such, to the fullest extent provided by applicable law and in the Two Roads Shared Trust’s Agreement and Declaration of Trust, as amended and By-laws, including without limitation any losses, claims, damages, liabilities or expenses that are not covered and paid by insurance, or if so covered, any insurance retention or deductible resulting therefrom), and duties of whatever kind or nature.

1.4	Liquidating Distribution of Acquiring Fund Shares. At the Closing (or as soon thereafter as is reasonably practicable), Two Roads Shared Trust, (A) on behalf of the Target Mutual Fund, will distribute the Institutional Class shares of the Acquiring Mutual Fund received from Horizon Funds pursuant to paragraph 1.1 to the record holders of Class C, Class A, and Class I shares of the Target Fund in accordance with their respective interests in the Target Mutual Fund determined as of the Closing (“Target Mutual Fund Shareholders”); and (B) on behalf of a Target ETF, will distribute the shares of the Acquiring ETF received from Horizon Funds pursuant to paragraph 1.1 to the record holders of the Target ETF pro rata in accordance with their respective interests in the Target Fund determined as of the Closing (together with the Target Mutual Fund Shareholders, the “Target Fund Shareholders”) in complete liquidation of the Target Fund, and promptly after the Closing, Two Roads Shared Trust will proceed to terminate the Target Fund in accordance with the applicable laws of the State of Delaware and Two Roads Shared Trust’ Declaration of Trust. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. All issued and outstanding shares of the Target Fund will simultaneously be canceled on the books of the Target Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5	Recorded Ownership of Acquiring Fund Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.
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1.6	Filing Responsibilities of Target Fund. Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, the Delaware Division of Revenue, and any U.S. federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund.

1.7	Books and Records. The Target Fund shall have arranged for the availability prior to, and the transfer as soon as practicable following, the Closing Date to the Acquiring Fund, or its designated agent, of the Target Fund’s books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder.

1.8	Transfer Taxes. Any transfer taxes payable upon the issuance of Acquiring Fund Shares to a Target Fund Shareholder pursuant to Section 1.4 that result from such issuance being made to an account in a name other than the registered holder of such Target Fund shares on the books of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.9	Liquidation and Termination. The Target Fund shall completely liquidate and be dissolved, terminated and have its affairs wound up in accordance with Delaware state law promptly following the Closing and the making of all distributions pursuant to Section 1.4 no later than 12 months following the Closing Date.

ARTICLE II

VALUATION

2.1	Valuation of Assets. The value of the Target Fund’s assets and liabilities shall be computed using the valuation policies and procedures established by the Board of Trustees of Horizon Funds or such other valuation procedures as shall be mutually agreed upon by the parties as of the close of regular trading on the New York Stock Exchange (NYSE”) on the business day immediately preceding the Closing Date (such time and date the “Valuation Time”). As of the Valuation Time, the movement of records and materials of the Reorganizing Funds to the fund accounting and administrative services agent of the Surviving Funds shall commence for completion.

2.2	Valuation of Shares. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Time using the valuation policies and procedures established by the Board of Trustees of Horizon Funds; or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3	Calculation of Number of Acquiring Fund Shares. The number of Acquiring Fund Shares to be issued in consideration for the net assets as described in Article I, shall be determined by dividing the value of the assets (net of liabilities) of the Target Fund determined in accordance with Section 2.1 by the net asset value of an Acquiring Fund Share determined in accordance with Section 2.2. Shareholders of record of the Target Mutual Fund at the Closing will be credited with full and fractional Institutional Class shares (to the third decimal place) of the Acquiring Mutual Fund equal to the number of full and fractional shares of the Target Fund owned by Target Fund Shareholders at the Closing. Shareholders of record of a Target ETF at the Closing will be credited with full shares of the Acquiring ETF. No fractional Acquiring ETF shares will be distributed to shareholders of a Target ETF (“Target ETF Shareholders”) and, in lieu of such fractional shares, Target ETF Shareholders will receive cash. In the event Target ETF Shareholders would be entitled to receive fractional Acquiring ETF Shares, the Acquiring ETF’s transfer agent will aggregate such fractional Acquiring ETF Shares, and sell the resulting whole shares on the exchange on which such shares are listed for the account of all such Target ETF Shareholders, and each such Target ETF Shareholder will be entitled to a pro rata share of the proceeds from such sale. With respect to the aggregation and sale of fractional Acquiring ETF Shares, the Acquiring ETF’s transfer agent will act directly on behalf of the Target ETF Shareholders entitled to receive fractional shares and will accumulate such fractional shares, sell the shares and distribute the cash proceeds net of brokerage commissions, if any, directly to Target ETF Shareholders entitled to receive the fractional shares (without interest and subject to withholding taxes).

2.4	Joint Direction of Calculation. All computations of value with respect to both the Target Fund and the Acquiring Fund shall be made by U.S. Bank Global Fund Services (“Fund Services”), in its capacity as accounting agent for the Acquiring Fund. Such computations shall be evaluated by Horizon, in its capacity as investment adviser for the Acquiring Fund, in consultation with ACM/RPF, the investment adviser to the Target Fund. Such computations shall be subject to confirmation by the Target Fund’s and Acquiring Fund’s respective transfer agents and independent registered public accounting firms.

2.5	Reserved.
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ARTICLE III

CLOSING

3.1	Closing. The Reorganization (“Closing”), shall occur at the principal office of Horizon on or about [_____], 2026, or at such other place and/or on such other date as to which the parties may agree (the “Closing Date”), provided that Horizon Funds, on behalf of the Acquiring Fund, may, with the consent of the Target Fund, delay the Closing, to allow enough time for the Acquiring Fund to achieve effectiveness of the Proxy Statement/Prospectus (as defined in paragraph 4.1(p)) filed with the Commission in connection with the Reorganization, and for sufficient votes of the Target Fund’s shareholders to be obtained to approve the Reorganization. Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place at the Closing. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

3.2	Custodian’s Certificate. Two Roads Shared Trust shall direct Brown Brothers Harriman & Co. (“Custodian”), as custodian for the Target Fund, to deliver, at the Closing, a certificate of an authorized officer stating that (i) the assets were delivered in proper form to the Acquiring Fund at the Closing, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable U.S. federal and state transfer taxes have been paid or provision for payment has been made.

3.3	Certificates of Transfer Agent. Two Roads Shared Trust shall direct each of Brown Brothers Harriman & Co., in its capacity as transfer agent for the Target ETFs (“BBH TA”) and Ultimus Fund Solutions, LLC, in its capacity as transfer agent for the Target Mutual Fund (together with BBH TA, the “Transfer Agents”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders and the number, class and percentage ownership of outstanding Target Fund Shares owned by each such Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall cause its transfer agent to issue and deliver to the Target Fund a confirmation evidencing the Acquiring Fund Shares to be credited to the Target Fund at the Closing, or provide other evidence satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the Target Fund’s accounts on the books of the Acquiring Fund.

3.4	Postponement of Closing. In the event that on the date of the Valuation Time or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) is closed to trading or trading thereupon is restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the reasonable judgment of Horizon Funds or Two Roads Shared Trust, accurate appraisal of the value of the net assets of the Target Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1	Representations and Warranties of Two Roads Shared Trust. Two Roads Shared Trust, on behalf of the Target Fund, represents and warrants to Horizon Funds, on behalf of the Acquiring Fund, as follows:

(a)	The Target Fund is a duly established series of Two Roads Shared Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under Two Roads Shared Trust’ Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

(b)	Two Roads Shared Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Target Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect. The Target Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

(c)	No consent, approval, authorization, or order of any court, governmental authority or stock exchange on which shares of the Target Fund are listed is required for the consummation by Two Roads Shared Trust, on behalf of the Target Fund, of the transactions contemplated herein, except such as have been obtained.

(d)	The current prospectus and statement of additional information of the Target Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include, with respect to the Two Roads Shared Trust and the Acquired Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.
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(e)	At the Closing, the Target Fund will have good and marketable title to the assets and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, except those restrictions as to which the Acquiring Fund has received written notice and necessary documentation of at or prior to the Closing.

(f)	Two Roads Shared Trust is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of its Declaration of Trust and By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking to which Two Roads Shared Trust, on behalf of the Target Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease, judgment or decree to which Two Roads Shared Trust, on behalf of the Target Fund, is a party or by which it is bound.

(g)	There are no contracts outstanding to which the Target Fund is a party that have not been disclosed in writing to the Acquiring Fund. Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, the Target Fund has no material contracts or other commitments that will be terminated with liability to the Target Fund before the Closing.

(h)	No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Two Roads Shared Trust’ knowledge, threatened against the Target Fund that, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business. Two Roads Shared Trust, on behalf of the Target Fund, without any special investigation or inquiry, knows of no facts which might form a reasonable basis for the institution of such litigation, proceedings or investigations and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is expected to so affect, the Target Fund’s business or its ability to consummate the transactions herein contemplated.

(i)	The annual financial statements, including the notes thereto, the Financial Highlights and the Schedule of Investments, of the Target Fund for the most recently ended fiscal year have been audited by an independent registered public accounting firm, and were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

(j)	The unaudited semi-annual financial statements of the Target Fund as of the most recent semi-annual fiscal period, and for the period then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Target Fund as of such date, and there are no known liabilities, contingent or otherwise, of the Target Fund as of such date that are not disclosed in such statements.

(k)	Since the end of the period covered by the most recent annual or semi-annual report, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business and there are no known contingent liabilities of the Target Fund arising after such date. Before the Closing Date, the Target Fund will advise the Acquiring Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to the date of the most recent financial statements, whether or not incurred in the ordinary course of business. For the purposes of this subsection (k), a decline in the net asset value of the Target Fund shall not constitute a material adverse change.

(l)	Since the end of the period covered by the most recent annual or semi-annual report through the date hereof, there has occurred no event or condition (other than as a result of this Agreement and the transactions contemplated hereby) that would (A) require Target Fund to file an additional amendment, registration statement, prospectus, prospectus supplement, report, or other document with the SEC, which document has not been so filed with the SEC and delivered to Horizon Funds or (B) require Target Fund to conduct a meeting of its shareholders.
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(m)	All income and other material U.S. federal, state, local and other tax returns and reports of the Target Fund required by law to be filed by it have been timely filed (taking into account permitted extensions for filing) and are complete and correct in all material respects. All U.S. federal, state, local and other taxes of the Target Fund required to be paid (whether or not shown on any such return or report) have been paid, or set aside for timely payment, as of the date of the financial statements or are adequately represented on the financial statements. To the knowledge of Two Roads Shared Trust, no tax authority is currently auditing the Target Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Target Fund.

(n)	For each taxable year of the Target Fund’s operation (including the portion of the taxable year ending on the Closing Date), the Target Fund: (i) has elected to qualify, and has qualified or will qualify as a “regulated investment company” in accordance with the requirements of Subchapter M of the Code (a “RIC”), (ii) has been (and will be) treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code and (iii) has been (or is expected to be) eligible to and has computed (or will compute) its U.S. federal income tax under Section 852 of the Code, and (iv) has not been (and is not expected to be), liable for any material income or excise tax under Section 852 or 4982 of the Code. The Target Fund has not taken any action or caused any action to be taken or caused any action to fail to be taken which action or failure could reasonably be expected to cause the Target Fund to fail to qualify as a regulated investment company. As of the time of the Closing, the Target Fund will have no current or accumulated earnings and profits accumulated in any taxable year into which the provisions of Part I of Subchapter M of the Code did not apply to the Target Fund.

(o)	All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Two Roads Shared Trust and in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and federal securities laws. All of the issued and outstanding shares of the Target Fund will, at the Closing, be held by the persons and in the amounts set forth in the records of the applicable Transfer Agent, on behalf of the Target Fund, as provided in paragraph 3.3. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares.

(p)	The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing by all necessary action, if any, on the part of the Board of Trustees of Two Roads Shared Trust, on behalf of the Target Fund, and, subject to the approval of the shareholders of the Target Fund, this Agreement will constitute a valid and binding obligation of Two Roads Shared Trust, on behalf of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(q)	The information to be furnished by the Target Fund for use in registration statements, proxy materials and other documents filed or to be filed with any U.S. federal, state or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with U.S. federal, state, and local securities and other laws and regulations thereunder applicable thereto.

(r)	With respect to each Reorganization, within a timeframe mutually agreeable to the parties, the Target Fund will provide the Acquiring Fund with such information relating to the Target Fund as is reasonable necessary for the Acquiring Fund to prepare the registration statement on Form N-14 under the 1933 Act which shall properly register the Acquiring Fund Shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization and such other matters as the parties may agree (the “Proxy Statement/Prospectus”) and such information, as of the date provided through the date of the meeting of shareholders of the Target Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (q) shall not apply to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquiring Fund or Horizon for use therein, or the omission or revision by the Acquiring Fund or Horizon of information provided by the Target Fund.

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(s)	The Two Roads Shared Trust’ Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Two Roads Shared Trust.

(t)	The Target Fund’s investment operations, from inception to the date hereof, have been in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Target Fund, as in effect from time to time.

(u)	All information provided or identified in writing by the Target Fund to the Acquiring Fund in response to formal due diligence requests relating to the Target Fund are true and correct in all material respects and contain no material misstatements or omissions with respect to the operation of the Target Fund as of the date hereof.

(v)	Two Roads Shared Trust maintains on behalf of the Target Fund insurance in amounts that, to the knowledge of Two Roads Shared Trust, are customary within the industry. To the knowledge of Two Roads Shared Trust, all of such insurance policies are valid, binding, and enforceable in accordance with its terms against the respective insurers and are in full force and effect.

(w)	Two Roads Shared Trust has obtained those no action letters, exemptive orders, and other interpretive relief from the SEC and any other government entity, to its knowledge, necessary for the operation of the Target Fund. Two Roads Shared Trust, on behalf of the Target Fund, to its knowledge, has complied with all representations, terms, and conditions of each such no action letter, exemptive order, and other relief necessary to rely on the same.

(x)	To the knowledge of Two Roads Shared Trust, during the past three years, there has existed no unremedied pricing error or similar condition with respect to the Target Fund.

(y)	The Target Fund has not, in the 12 months preceding the date hereof, received notice from the Target ETF’s primary listing exchange (the “Exchange”) that Target ETF is not in compliance with the listing or maintenance requirements of the Exchange. Target Fund is in material compliance with all such listing and maintenance requirements.

4.2	Representations and Warranties of Horizon Funds. Horizon Funds, on behalf of the Acquiring Fund, represents and warrants to Two Roads Shared Trust, on behalf of the Target Fund, as follows:

(a)	The Acquiring Fund is a duly established series of Horizon Funds, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

(b)	Horizon Funds is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquiring Fund Shares under the 1933 Act is in full force and effect, or is anticipated to be in full force and effect on the Closing Date.

(c)	No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Horizon Funds on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and such as may be required under state securities laws.

(d)	The current prospectus, statement of additional information, shareholder reports, marketing and other related materials of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; provided, however, that the representations and warranties of this subparagraph (d) shall not apply to statements in or omissions from the materials described in this subparagraph (d) made in reliance upon and in conformity with information that was furnished by the Target Fund, Two Roads Shared Trust or ACM/RPF for use therein.
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(e)	At the Closing, Horizon Funds, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets, if any, free of any liens or other encumbrances.

(f)	Horizon Funds, on behalf of the Acquiring Fund, is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Delaware law or a material violation of its Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Horizon Funds, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Horizon Funds, on behalf of the Acquiring Fund, is a party or by which it is bound.

(g)	No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Horizon Funds’ knowledge, threatened that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. Horizon Funds, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(h)	At the Closing, the Acquiring Fund will have no assets (other than any nominal seed capital held to facilitate its organization or maintain its legal existence) and no liabilities. The Acquiring Fund has not commenced operations and will not commence operations until after the Closing.

(i)	The Acquiring Fund will not have had any assets (other than assets required to meet requirements of Section 14(a) of the 1940 Act, if any) or investment operations at any time prior to the Closing. As of the time immediately following the Closing, the Target Fund Shareholders will own all of the outstanding Acquiring Fund Shares. As of the time immediately following the Closing, the Acquiring Fund will be treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code and intends to take all steps necessary to meet the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a RIC. The Acquiring Fund has not filed any federal or state income tax return and will file its first federal income tax return after the completion of its first taxable year after the Closing as a RIC on Form 1120-RIC.

(j)	The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing by all necessary action, if any, on the part of the Board of Trustees of Horizon Funds, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(k)	The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the time of the Closing, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued shares of the Acquiring Fund, and will be fully paid and non-assessable.

(l)	The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents filed or to be filed with any U.S. federal, state or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with U.S. federal, state and local securities and other laws and regulations applicable thereto.

(m)	The Proxy Statement/Prospectus (as defined in paragraph 5.6), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Proxy Statement/Prospectus through the date of the meeting of Target Fund Shareholders contemplated therein and at the Closing (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (m) shall not apply to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Two Roads Shared Trust, Target Fund or ACM/RPF for use therein.
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(n)	All information provided or identified in writing by the Acquiring Fund to the Target Fund in response to formal due diligence requests relating to the Acquiring Fund are true and correct in all material respects and contain no material misstatements or omissions with respect to the operation of the Acquiring Fund as of the date hereof.

(o)	The Horizon Funds’ Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to Horizon Funds.

4.3	Representation and Warranty of ACM/RPF. Each of ACM and RPF hereby represents and warrants to Two Roads Shared Trust, on behalf of the Target Fund, and to Horizon Funds, on behalf of the Acquiring Fund, as follows

(a)	Each of ACM/RPF is a limited liability company formed and validly existing under the laws of the State of California and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. ACM/RPF has all necessary U.S. federal, state and local authorizations to carry on its business as now being conducted.

(b)	The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing by all necessary action, if any, on the part of ACM/RPF, and this Agreement will constitute a valid and binding obligation of ACM/RPF, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(c)	All information provided or identified in writing by ACM/RPF to Horizon Funds or Horizon or to Two Roads Shared Trust in response to formal due diligence requests relating to ACM/RPF or the Target Fund are true and correct in all material respects and contain no material misstatements or omissions with respect to ACM/RPF or the operation of the Target Fund as of the date hereof.

4.4	Representations and Warranties of Horizon. Horizon represents and warrants to Horizon Funds, on behalf of the Acquiring Fund, and to Two Roads Shared Trust, on behalf of the Target Fund, as follows:

(a)	Horizon is a limited liability company organized under the laws of the State of South Carolina and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. Horizon has all necessary U.S. federal, state and local authorizations to carry on its business as now being conducted.

(b)	The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing by all necessary action, if any, on the part of Horizon, and this Agreement will constitute a valid and binding obligation of Horizon, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(c)	All information provided or identified in writing by Horizon to Two Roads Shared Trust in response to formal due diligence requests relating to Horizon or the Acquiring Fund are true and correct in all material respects and contain no material misstatements or omissions with respect to Horizon or the operation of the Acquiring Fund as of the date hereof.

ARTICLE V

COVENANTS AND AGREEMENTS

5.1	Conduct of Business. The Acquiring Fund and the Target Fund each will operate its business in the ordinary course consistent with past practice between the date hereof and the Closing, it being understood that such ordinary course of business with respect to the Target Fund will include the declaration and payment of customary dividends and other distributions, and any other distribution that may be advisable. The Acquiring Fund shall not have commenced operations, prepared books of account and related records or financial statements or issued any shares except for those operations commenced, books of accounts and related records or financial statements prepared or shares issued in connection with a private placement to the initial shareholder of the Acquiring Fund to secure any required initial shareholder approvals.

5.2	Meeting of Shareholders. Two Roads Shared Trust will call a meeting of the Target Fund Shareholders to consider and vote upon the approval of the Reorganization and to take all other action necessary to obtain approval of the transactions contemplated herein.
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5.3	No Distribution of Acquiring Fund Shares. The Target Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4	Information. The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund Shares.

5.5	Other Necessary Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6	Proxy Statement/Prospectus. The Target Fund will provide the Acquiring Fund with information regarding the Target Fund reasonably necessary for the preparation of the proxy statement and prospectus to be included in the Proxy Statement/Prospectus, in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the Target Fund Shareholders to consider and vote upon the approval of the Reorganization. The Horizon Funds shall file with the Commission the Proxy Statement/Prospectus.

5.7	Liquidating Distribution. As of the Closing, the Target Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.8	Best Efforts. The Acquiring Fund and the Target Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9	Other Instruments. Horizon Funds, on behalf of the Acquiring Fund, and Two Roads Shared Trust, on behalf of the Target Fund, each covenants that it will, from time to time, as and when reasonably requested by the other party, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) Two Roads Shared Trust’, on behalf of the Target Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) Horizon Funds’, on behalf of the Acquiring Fund, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10	Regulatory Approvals. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing.

5.11	Compliance with Section 15(f) of the 1940 Act. The Acquiring Fund and Horizon shall from and after the Closing comply in all material respects with Section 15(f) of the 1940 Act and any rules and regulations of the SEC thereunder as applicable to the transactions contemplated hereby.

5.12	Qualification as a “Regulated Investment Company. (a) The Acquiring Fund will elect to be a “regulated investment company,” for U.S. federal income tax purposes for its taxable year that includes the Closing Date, and intends to continue to qualify for such treatment for its subsequent taxable years, and will compute its U.S. federal income tax for such taxable year under Section 852 of the Code; and (b) at all times prior to and subsequent to making such election, the Acquiring Fund will take all steps necessary to ensure that it qualifies for U.S. federal income tax purposes as a “regulated investment company” and remains eligible to compute its U.S. federal income tax under Section 852 of the Code.

5.13.	Reorganization. The Target Fund and the Acquiring Fund agree to treat the Reorganization as a “reorganization” under Section 368(a)(1)(F) of the Code and will file all tax returns consistent with such treatment. Neither the Target Fund nor the Acquiring Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return or the defense of any dispute, audit, investigation, proceeding or claim concerning taxes) that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization under Section 368(a)(1)(F) of the Code, except as required by applicable law.

5.14.	Tax Filings. The Acquiring Fund and the Target Fund will comply with the record keeping and information filing requirements of Treasury Regulation Section 1.368-3.
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ARTICLE VI

CONDITIONS PRECEDENT

6.1	Conditions Precedent to Obligations of Two Roads Shared Trust. The obligations of Two Roads Shared Trust, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at Two Roads Shared Trust’ election, to the following conditions:

(a)	All representations and warranties of Horizon Funds, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if made on and as of the Closing.

(b)	Horizon Funds, on behalf of the Acquiring Fund, shall have delivered to the Target Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Two Roads Shared Trust, and dated as of the Closing Date, to the effect that the representations and warranties of Horizon Funds, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as Two Roads Shared Trust shall reasonably request.

(c)	Horizon Funds, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Horizon Funds, on behalf of the Acquiring Fund, on or before the Closing.

(d)	The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

(e)	Two Roads Shared Trust shall have received on the Closing Date the opinion of Kilpatrick Townsend & Stockton, LLP, counsel to Horizon Funds, dated as of the Closing Date, covering the following points:

(1)	Horizon Funds is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(2)	Horizon Funds has the power and authority under its Declaration of Trust, its By-Laws and Delaware Statutory Trust Act, Chapter 38 of Title 12 of the Delaware Code, 12 Del. C. § 3801 et seq., as amended from time to time (the “Delaware Statutory Trust Act”) to execute and deliver the Agreement and to consummate the transactions contemplated thereby;

(3)	This Agreement has been duly authorized by Horizon Funds, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by Two Roads Shared Trust, is a valid and binding obligation of Horizon Funds, on behalf of the Acquiring Fund, enforceable against Horizon Funds in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(4)	The Acquiring Fund Shares to be issued to the Target Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and outstanding, and will be fully paid and non-assessable by Horizon Funds and no Acquiring Fund Shareholder has any preemptive rights to subscription or purchase in respect thereof;

(5)	The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of Horizon Funds’ Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which Horizon Funds is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which Horizon Funds is a party or by which it is bound;

(6)	To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by Horizon Funds in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;
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(7)	Horizon Funds is a registered investment company classified as a management company of the open-end type with respect to each series and class of shares it offers, including those of the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

(8)	To the knowledge of such counsel there are no legal or governmental proceedings pending to which Horizon Funds is a party that are required to be disclosed in the Proxy Statement that are not so disclosed therein.

6.2	Conditions Precedent to Obligations of Horizon Funds. The obligations of Horizon Funds, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at Horizon Funds’s election, to the following conditions:

(a)	All representations and warranties of Two Roads Shared Trust, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if made on and as of the Closing.

(b)	Two Roads Shared Trust shall have delivered to the Acquiring Fund, or shall have made provision for delivery as promptly as practicable after the Closing Date, (i) the tax books and records of the Target Fund for preparing any tax returns required by law to be filed after the Closing, provided, however, that copies of such books and records may be retained as required by appliable Law or as necessary for the Target Fund or Two Roads Shared Trust, on behalf of the Target Fund, to prepare and file Tax Returns pursuant to Section 1.6; and (ii) such other tax information reasonably requested by Horizon Funds.

(c)	Two Roads Shared Trust, on behalf of the Target Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Target Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of Two Roads Shared Trust, on behalf of the Target Fund, made in this Agreement are true and correct at and as of the Closing, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Horizon Funds may reasonably request.

(d)	Two Roads Shared Trust, on behalf of the Target Fund, shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by Two Roads Shared Trust, on behalf of the Target Fund, on or before the Closing.

(e)	The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

(f)	Horizon Funds shall have received on the Closing Date the opinion of Blank Rome LLP, counsel to Two Roads Shared Trust, covering the following points:

(1)	Two Roads Shared Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of the Target Fund’s properties and assets and to carry on its business, including that of the Target Fund, as a registered investment company;

(2)	Two Roads Shared Trust has the power and authority under its Declaration of Trust, its By-Laws and the Delaware Statutory Trust Act to execute and deliver the Agreement and to consummate the transactions contemplated thereby;

(3)	The Agreement has been duly authorized by Two Roads Shared Trust, on behalf of the Target Fund and, assuming due authorization, execution and delivery of the Agreement by Horizon Funds, is a valid and binding obligation of Two Roads Shared Trust on behalf of the Target Fund enforceable against Two Roads Shared Trust in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;
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(4)	The execution and delivery by Two Roads Shared Trust, on behalf of the Target Fund, of this Agreement did not, and the consummation by Two Roads Shared Trust, on behalf of the Target Fund, of the transactions contemplated pursuant to this Agreement will not, result in a violation of Two Roads Shared Trust Declaration of Trust or By-Laws or the terms of any material contract or any other material commitment or obligation with respect to the Target Fund and will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment or decree to which Two Roads Shared Trust is a party or by which it is bound;

(5)	Such counsel has no knowledge that any consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for the consummation by Two Roads Shared Trust, on behalf of the Target Fund, of the transactions contemplated pursuant to this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under the securities or blue sky laws of the various states (as to which such counsel need express no opinion);

(6)	Such counsel has no knowledge that there are any legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Target Fund or its assets or properties, pending or overtly threatened in writing on or before the effective date of the Proxy Statement/Prospectus or the Closing Date that is required to be described in the Proxy Statement/Prospectus or to be filed as an exhibit to the Proxy Statement/Prospectus that is not described or filed as required; and

(7)	Two Roads Shared Trust is a registered investment company classified as a management company of the open-end type with respect to each series and class of shares it offers, including those of the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

6.3	Other Conditions Precedent. If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Closing, Horizon Funds or Horizon (as applicable), on behalf of the Acquiring Fund, or Two Roads Shared Trust or ACM/RPF (as applicable), on behalf of the Target Fund, shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a)	This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of Two Roads Shared Trust’ Declaration of Trust and By-Laws, applicable Delaware law and the 1940 Act and the regulations thereunder, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, Horizon Funds and Two Roads Shared Trust, on behalf of either the Acquiring Fund or the Target Fund, respectively, may not waive the conditions set forth in this paragraph 6.3(a).

(b)	At the Closing, no action, suit or other proceeding shall be pending or, to the knowledge of Horizon Funds or Two Roads Shared Trust, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(c)	All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

(d)	The Proxy Statement/Prospectus shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(e)	Horizon Funds, on behalf of the Acquiring Fund, and Two Roads Shared Trust, on behalf of the Target Fund, shall each have received an opinion of Kilpatrick Townsend & Stockton, LLP, dated as of the Closing Date, in a form acceptable to Horizon Funds and Two Roads Shared Trust, as to U.S. federal income tax matters (the “Tax Opinion”) substantially to the effect that, based on the stated facts, representations and assumptions and conditioned on consummation of the Reorganization in accordance with this Agreement, for U.S. federal income tax purposes:
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(1)	the Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and the Acquiring Fund and the Target Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)	no gain or loss will be recognized by the Target Fund upon the transfer of all of the assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities, or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to the Target Fund Shareholders in exchange for their Target Fund Shares in complete liquidation of the Target Fund pursuant to the Reorganization;

(3)	no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities;

(4)	no gain or loss will be recognized by the Target Fund Shareholders upon the distribution to them by the Target Fund of the Acquiring Fund Shares solely in exchange for their Target Fund Shares as part of the Reorganization (except with respect to cash received by Target ETF Shareholders in lieu of fractional shares, if any);

(5)	the basis of the Acquiring Fund Shares received by each Target Fund Shareholder in the Reorganization will be the same as the basis of the shareholder’s exchanged Target Fund Shares (reduced by any amount of tax basis allocable to fractional shares for which cash is received by Target ETF Shareholders in lieu of fractional shares, if any);

(6)	the holding period of the Acquiring Fund Shares received by each Target Fund Shareholder (including any fractional share of the Acquiring Mutual Fund to which a Target Mutual Fund Shareholder may be entitled) will include the period during which the surrendered Target Fund Shares were held by such Target Fund Shareholder, provided that the Target Fund Shares were held as a capital asset at the Closing;

(7)	the tax basis of each asset acquired by the Acquiring Fund will be the same as the tax basis of such asset in the hands of the Target Fund immediately before the Reorganization;

(8)	the holding period of each asset received by the Acquiring Fund will include the period during which that asset was held by the Target Fund; and

(9)	the Acquiring Fund will succeed to and take into account those tax attributes of the Target Fund that are described in Section 381, 382, 383 and 384 of the Code, subject to the conditions and limitations specified in the Code, the applicable Treasury Regulations, and existing court decisions and published interpretations of the Code and regulations; and

(10)	the taxable year of the Acquired Fund will not end as a result of the Reorganization

The delivery of such opinion is conditioned upon receipt by Kilpatrick Townsend & Stockton LLP of customary representations it shall reasonably request of Horizon Funds, on behalf of the Acquiring Fund, and of Two Roads Shared Trust, on behalf of the Target Fund. In rendering such opinion, Kilpatrick Townsend & Stockton LLP may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, the facts set forth in the Proxy Statement/ Prospectus Materials, and on representations made by each of Horizon Funds and Two Roads Shared Trust.

(f)	Custodian shall have delivered such certificates or other documents as set forth in paragraph 3.2.

(g)	Each of the Transfer Agents shall have delivered to Horizon Funds a certificate of its authorized officer as set forth in paragraph 3.3.

(h)	The Acquiring Fund shall have issued and delivered to the Secretary of the Two Roads Shared Trust the confirmation as set forth in paragraph 3.3.

(i)	Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.
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ARTICLE VII

INDEMNIFICATION

7.1	Indemnification by Horizon Funds. Horizon Funds, solely out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies), agrees to indemnify and hold harmless Two Roads Shared Trust, the Target Fund, ACM/RPF and their trustees, officers, employees and agents (the “Two Roads Shared Trust Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Two Roads Shared Trust Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any material breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of such Two Roads Shared Trust Indemnified Party.

7.2	Indemnification by Two Roads Shared Trust. Two Roads Shared Trust, solely out of the Target Fund’s assets and property (including any amounts paid to the Target Fund pursuant to any applicable liability insurance policies), agrees to indemnify and hold harmless Horizon Funds, the Acquiring Fund, Horizon and their trustees, officers, employees and agents (the “Horizon Funds Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Horizon Funds Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any material breach by the Target Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of such Horizon Funds Indemnified Party.

7.3	Liability of Two Roads Shared Trust. Horizon Funds understands and agrees that the obligations of Two Roads Shared Trust, on behalf of the Target Fund, under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of Two Roads Shared Trust on behalf of Two Roads Shared Trust personally, but bind only Two Roads Shared Trust on behalf of the Target Fund and the Target Fund’s property. Moreover, no series of Two Roads Shared Trust other than the Target Fund shall be responsible for the obligations of Two Roads Shared Trust hereunder, and all persons shall look only to the assets of the Target Fund to satisfy the obligations of the Target Fund hereunder. Horizon Funds represents that it has notice of the provisions of Two Roads Shared Trust’ Declaration of Trust disclaiming shareholder and trustee liability for acts or obligations of the Target Fund.

7.4	Liability of Horizon Funds. Two Roads Shared Trust understands and agrees that the obligations of Horizon Funds, on behalf of the Acquiring Fund, under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of Horizon Funds on behalf of Horizon Funds personally, but bind only Horizon Funds on behalf of the Acquiring Fund and the Acquiring Fund’s property. Moreover, no series of Horizon Funds other than the Acquiring Fund shall be responsible for the obligations of Horizon Funds hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. Two Roads Shared Trust represents that it has notice of the provisions of the Declaration of Trust of Horizon Funds disclaiming shareholder and trustee liability for acts or obligations of the Acquiring Fund.

ARTICLE VIII

BROKERAGE FEES AND EXPENSES

8.1	No Broker or Finder Fees. The Acquiring Fund and the Target Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.2	Expenses of Reorganization. The documented and out-of-pocket expenses relating to the proposed Reorganization will be borne by Horizon and ACM/RPF. The costs of the Reorganization shall include, without limitation, costs associated with: preparation, printing and distribution of the Proxy Statement/Prospectus; legal fees and accounting fees with respect to the Reorganization and the Proxy Statement/Prospectus; expenses of holding shareholder meetings; and all necessary taxes in connection with the delivery of the assets, including all applicable U.S. federal and state stock transfer stamps. If the Reorganization is not approved or completed with respect to a Target Fund, Horizon and ACM/RPF will bear the Reorganization expenses. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or the disqualification of the Reorganization as a tax-free reorganization under Section 368(a)(1)(F) of the Code, and it is intended that Horizon and ACM/RF will pay or assume only those expenses that are solely and directly related to the Reorganization in accordance with the guidelines established in Revenue Ruling 73-54, 1973-1 C.B. 187.
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ARTICLE IX

AMENDMENTS AND TERMINATION

9.1	Amendments. This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Horizon Funds or Two Roads Shared Trust, on behalf of either the Acquiring Fund or the Target Fund, respectively; provided, however, that following the approval of this Agreement by the Target Fund Shareholders, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval except that nothing in this paragraph 9.1 shall be construed to prohibit the Acquiring Fund and the Target Fund from amending this Agreement in writing without additional authorization to change the Closing Date by mutual agreement.

9.2	Termination. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of Horizon Funds or the Board of Trustees of Two Roads Shared Trust, on behalf of the Acquiring Fund or the Target Fund, respectively, at any time prior to the Closing, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with this Agreement inadvisable.

ARTICLE X

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to Horizon Funds:

Horizon Funds

c/o Horizon Investments, LLC

6210 Ardrey Kell Rd #300

Charlotte, North Carolina 28277

Attention: Matt Chambers

Email: mchambers@horizoninvestments.com

with a copy (which copy shall not constitute notice) to:

Kilpatrick Townsend & Stockton LLP

1001 W. Fourth Street

Winston-Salem, North Carolina 27101

Attention: Jeffrey Skinner; Kate McCurry

Email: jskinner@ktslaw.com; kmccurry@ktslaw.com

If to Two Roads Shared Trust:

Two Roads Shared Trust

Ultimus Fund Solutions, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Attention: [____]

Email: [_____]

A-17

With a copy (which shall not constitute notice) to:

Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

Attention: [____]

Email: [_____]

If to Horizon:

Horizon Investments, LLC

6210 Ardrey Kell Rd #300

Charlotte, North Carolina 28277

Attention: Matt Chambers

Email: mchambers@horizoninvestments.com

with a copy (which copy shall not constitute notice) to:

Kilpatrick Townsend & Stockton LLP

1001 W. Fourth Street

Winston-Salem, North Carolina 27101

Attention: Jeffrey Skinner; Kate McCurry

Email: jskinner@ktslaw.com; kmccurry@ktslaw.com

If to Anfield:

Anfield Capital Management, LLC

19900 MacArthur Blvd.,

Suite 655 Irvine, CA 92612

Attention: [____]

Email: [_____]

With a copy (which shall not constitute notice) to:

[__]

If to Regents Park Funds

Regents Park Funds, LLC

19900 MacArthur Blvd., Suite 655

Irvine, CA 92612

Attention: [____]

Email: [_____]

With a copy (which shall not constitute notice) to:

[__]

A-18

ARTICLE XI

MISCELLANEOUS

11.1	Entire Agreement. Two Roads Shared Trust and Horizon Funds agree that they have not made any representation, warranty or covenant, on behalf of either the Target Fund or the Acquiring Fund, respectively, not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

11.2	Survival. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith, and the obligations with respect to indemnification contained in paragraphs 7.1 and 7.2 shall survive the Closing.

11.3	Headings. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

11.4	Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws. Each of the parties to this Agreement consents to submit itself to the exclusive jurisdiction of the Delaware Court of Chancery and any state appellate court therefrom within the State of Delaware (or, if the Delaware Court of Chancery and any state appellate court therefrom declines to accept jurisdiction over a particular matter, any United States federal court located in the State of Delaware or any Delaware state court), in any action or proceeding arising out of or relating to this Agreement or any of the transactions contemplated by this Agreement and further agrees that all claims in respect of such action or proceeding may be heard and determined in any such court and that it shall not attempt to deny or defeat such personal jurisdiction by motion or other request for leave from any such court. EACH PARTY ACKNOWLEDGES AND AGREES THAT ANY CONTROVERSY WHICH MAY ARISE UNDER THIS AGREEMENT OR THE TRANSACTIONS CONTEMPLATED BY THIS AGREEMENT IS LIKELY TO INVOLVE COMPLICATED ISSUES, AND THEREFORE EACH SUCH PARTY HEREBY IRREVOCABLY AND UNCONDITIONALLY WAIVES ANY RIGHT SUCH PARTY MAY HAVE TO A TRIAL BY JURY WITH RESPECT TO ANY LITIGATION DIRECTLY OR INDIRECTLY ARISING OUT OF OR RELATING TO THIS AGREEMENT OR THE TRANSACTIONS CONTEMPLATED BY THIS AGREEMENT.

11.5	Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.6	It is understood and agreed that the use of a single agreement among the Funds is for administrative convenience only and that this Agreement constitutes a separate agreement between the Target Fund and the Acquiring Fund, as if each party had executed a separate document. No Fund will have any liability for the obligations of any other Fund, and the liabilities of each Fund will be several and not joint.

11.7	The failure of any Target Fund or the Acquiring Fund with respect to the Target Fund to consummate a Reorganization shall not affect the validity of any other Reorganization, and the provisions of this Agreement shall be construed to effect this intent.

11.8	Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

[Signature Page Follows]

A-19

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the [_________] day of [_______], 20[___].

HORIZON FUNDS

By:
Name:
Title:

TWO ROADS SHARED TRUST

By:
Name:
Title:

HORIZON INVESTMENTS, LLC

By:
Name:
Title:

ANFIELD CAPITAL MANAGEMENT, LLC

By:
Name:
Title:

REGENTS PARK FUNDS, LLC

By:
Name:
Title:
A-20

Exhibit A

Target Mutal Fund (series of Two Roads Shared Trust)		Acquiring Mutual Fund (series of Horizon Funds)
Anfield Universal Fixed Income Fund	→	Anfield Universal Fixed Income Fund
Class A	→	Institutional Class
Class C	→	Institutional Class
Class I	→	Institutional Class
Target ETF (series of Two Roads Shared Trust)		Acquiring ETF (series of Horizon Funds)
Anfield Enhanced Market ETF	→	Anfield Enhanced Market Strategy ETF
Regents Park Hedged Market Strategy ETF	→	Regents Park Hedged Market Strategy ETF
Anfield U.S. Equity Sector Rotation ETF	→	Anfield U.S. Equity Sector Rotation ETF
Anfield Universal Fixed Income ETF	→	Anfield Universal Fixed Income ETF
Anfield Dynamic Fixed Income ETF	→	Anfield Dynamic Fixed Income ETF

A-21

APPENDIX B
FINANCIAL HIGHLIGHTS OF ACQUIRED FUNDS

The financial highlights are intended to help you understand each Acquired Fund’s financial performance for the period of the Acquired Fund’s operations. Certain information reflects financial results for a single Acquired Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each Acquired Fund has been derived from the financial statements audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Acquired Fund’s financial statements, are included in each Acquired Fund’s annual report, except that: (i) the information for Anfield Enhanced Market ETF has been derived from unaudited financial statements derived from the Acquired Fund’s most recent semi-annual report for the period ending October 31, 2025; and (ii) the information for Regents Park Hedged Market Strategy ETF has been derived from unaudited financial statements derived from the Acquired Fund’s most recent semi-annual report for the period ending July 31, 2025.

The annual reports for Regents Park Hedged Market Strategy ETF, Anfield U.S. Equity Sector Rotation ETF, Anfield Universal Fixed Income ETF, and Anfield Dynamic Fixed Income ETF are available on the Acquired Funds’ website at https://regentsparkfunds.com/our-funds/ or by calling 1-866-866-4848. The annual report for Anfield Universal Fixed Income Fund and the semi-annual report Anfield Enhanced Market ETF are available on the Acquired Funds’ website at https://anfieldfunds.com/our-funds/ or by calling 1-866-866-4848.

B-1

Anfield Enhanced Market ETF

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the
	Period Ended
	October 31, 2025 *
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (a)	0.07
Net realized and unrealized gain on investments	1.02
Total from investment operations	1.09
Net asset value, end of period	$11.09
Market price, end of period	$11.13
Total return (b)	10.90	%(d)
Market price total return	11.30	%(d)
Net assets, at end of period (000)s	$125,471
Ratio of net expenses to average net assets	1.07	%(e)
Ratio of net investment income to average net assets	1.98	%(e)
Portfolio Turnover Rate (c)	224	%(d)

*	The Anfield Enhanced Market ETF commenced operations on June 30, 2025.

(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.
(c)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
(d)	Not annualized.
(e)	Annualized.

Anfield Universal Fixed Income ETF

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2025	July 31, 2024	July 31, 2023	July 31, 2022	July 31, 2021
Net asset value, beginning of year	$9.15	$8.90	$8.92	$9.69	$9.86
Activity from investment operations:
Net investment income (a)	0.44	0.55	0.44	0.22	0.13
Net realized and unrealized gain (loss) on investments	0.12	0.27	(0.03)	(0.80)	(0.16)
Total from investment operations	0.56	0.82	0.41	(0.58)	(0.03)
Less distributions from:
Net investment income	(0.38)	(0.57)	(0.43	(0.19)	(0.14)
Total distributions	(0.38)	(0.57)	(0.43	(0.19)	(0.14)
Net asset value, end of year	$9.33	$9.15	$8.90	$8.92	$9.69

Total return (b)(c)	6.23%	9.49%	4.83%	(5.73)%	(0.32)%

Net assets, at end of year (000)s	$140,343	$104,117	$116,778	$121,134	$129,179
Ratio of net expenses to average net assets (d)(e)	1.08%	1.11%	1.06%	0.98%	1.00%
Ratio of net investment income to average net assets (f)	4.72%	6.09%	4.98%	2.37%	1.35%
Portfolio Turnover Rate (g)	16%	49%	31%	53%	135%

(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

Regents Park Hedged Market Strategy ETF

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period Presented

	For the Six Months Ended July 31, 2025		For the Year Ended January 31, 2025	For the Year Ended January 31, 2024		For the Period Ended January 31, 2023 (a)
	(Unaudited)
Net asset value, beginning of year/period	$10.36		$9.07	$8.51		$10.00

Activity from investment operations:
Net investment income (b)	0.16		0.36	0.26		0.14
Net realized and unrealized gain (loss) on investments	0.13		1.30	0.77		(1.52)
Total from investment operations	0.29		1.66	1.03		(1.38)

Less distributions from:
Net investment income	-		(0.37)	(0.47)		(0.11)
Total distributions	-		(0.37)	(0.47)		(0.11)
Net asset value, end of year/period	$10.65		$10.36	$9.07		$8.51
Total return (c)	2.80	%(g)	18.28%	12.16%		(13.81	)%(g)(i)
Market price total return	3.50	%(g)	18.25%	11.97%		(14.11	)%(g)
Net assets, end of year/period (000s)	$53,003		$55,922	$60,067		$136,350
Ratio of net expenses to average net assets	0.75	%(h)	0.75%	0.79	%(f)	0.75	%(h)
Ratio of net investment income to average net assets (d)	3.20	%(h)	3.55%	2.95	%(f)	1.85	%(h)
Portfolio Turnover Rate (e)	56	%(g)	67%	0%		412	%(g)

(a)	The Regents Park Hedged Market Strategy ETF commenced operations on March 30, 2022.
(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower or higher absent the fee waiver/expense reimbursement or recapture, respectively.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
(f)	Excluding interest expense, the following Ratios would have been:

January 31, 2024
Net expenses to average net assets	0.75%
Net investment income to average net assets	2.99%

(g)	Not annualized
(h)	Annualized
(i)	Represents total return based on net asset values per share from commencement of investment operations on March 30, 2022, through January 31, 2023.

Anfield U.S. Equity Sector Rotation ETF

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period Presented

	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2025		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net asset value, beginning of year	$16.90		$11.82	$11.55	$14.58	$10.59
Activity from investment operations:
Net investment income (loss) (a)	0.01		(0.01)	0.06	0.07	0.02
Net realized and unrealized gain (loss) on investments	4.14		5.12	0.30	(3.04)	4.09
Total from investment operations	4.15		5.11	0.36	(2.97)	4.11

Less distributions from:
Net investment income	(0.00	)(i)	(0.03)	(0.08)	(0.03)	(0.04)
Return of capital	—		—	(0.01)	—	—
Net realized gains	(0.03)		—	—	(0.03)	(0.08)
Total distributions	(0.03)		(0.03)	(0.09)	(0.06)	(0.12)

Net asset value, end of year	$21.02		$16.90	$11.82	$11.55	$14.58
Total return (b)(c)	24.59%		43.25%	3.17%	(15.44)%	39.14%
Net assets, end of year (000s)	$155,015		$128,445	$104,631	$126,214	$121,352

Ratio of gross expenses to average net assets (d)(e)	0.98%		1.06%	1.00%	0.98%	1.00%
Ratio of net expenses to average net assets (e)(f)	0.98%		1.06%	1.00%	0.98%	1.01%
Ratio of net investment income (loss) to average net assets (g)	0.05%		(0.05)%	0.48%	0.54%	0.12%

Portfolio Turnover Rate (h)	106%		61%	68%	78%	31%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement or recapture, respectively.

(c)	Includes adjustments in accordance with generally accepted accounting principles in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by Regents Park Funds, LLC (the “Adviser”).

(e)	Does not include the expenses of other investment companies in with the Fund invests.

(f)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements/recapture by the Adviser.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(i)	Amount rounds to less than $.005

Anfield Universal Fixed Income Fund

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

Class A

	Year ended	Year Ended		Year Ended	Year Ended	Year Ended
	October 31,	October 31,		October 31,	October 31,	October 31,
	2025	2024		2023	2022	2021
Net asset value, beginning of year	$8.70	$8.62		$8.52	$9.48	$9.51
Activity from investment operations:
Net investment income (1)	0.42	0.44		0.41	0.25	0.22
Net realized and unrealized gain (loss) on investments (2)	0.11	0.20		0.14	(0.96)	0.11
Total from investment operations	0.53	0.64		0.55	(0.71)	0.33
Less distributions from:
Net investment income	(0.33)	(0.45)		(0.45)	(0.25)	(0.36)
Return of Capital	(0.02)	(0.11)		—	—	—
Total distributions	(0.35)	(0.56)		(0.45)	(0.25)	(0.36)
Net asset value, end of year	$8.88	$8.70		$8.62	$8.52	$9.48
Total return (3)	5.93%	7.63	%(7)	6.62%	(7.54)%	3.50%
Net assets, at end of year (000)s	$540	$763		$1,103	$2,027	$8,096
Ratio of gross expenses to average net assets (4)(5)(6)	1.51%	1.58%		1.60%	1.64%	1.50%
Ratio of net expenses to average net assets (5)(6)	1.51%	1.58%		1.60%	1.64%	1.50%
Ratio of net investment income to average net assets (5)(6)	4.75%	5.09%		4.79%	2.75%	2.27%
Portfolio Turnover Rate	42%	62%		26%	44%	52%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period or year.

(2)	Net realized and unrealized gain ( loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(3)	Total return shown excludes the effect of applicable sales charges. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Anfield Universal Fixed Income Fund

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

Class C

	Year ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.71	$8.63	$8.53	$9.48	$9.51
Activity from investment operations:
Net investment income (1)	0.28	0.38	0.35	0.19	0.15
Net realized and unrealized gain (loss) on investments (2)	0.18	0.20	0.13	(0.96)	0.11
Total from investment operations	0.46	0.58	0.48	(0.77)	0.26
Less distributions from:
Net investment income	(0.27)	(0.39)	(0.38)	(0.18)	(0.29)
Return of Capital	(0.02)	(0.11)	—	—	—
Total distributions	(0.29)	(0.50)	(0.38)	(0.18)	(0.29)
Net asset value, end of year	$8.88	$8.71	$8.63	$8.53	$9.48
Total return (3)	5.15%	6.88%	5.75%	(8.15)%	2.71%
Net assets, at end of year (000)s	$78	$81	$86	$319	$671
Ratio of gross expenses to average net assets (4)(5)(6)	2.26%	2.34%	2.35%	2.39%	2.25%
Ratio of net expenses to average net assets (5)(6)	2.26%	2.34%	2.35%	2.39%	2.25%
Ratio of net investment income to average net assets (5)(6)	3.25%	4.34%	4.02%	2.08%	1.51%
Portfolio Turnover Rate	42%	62%	26%	44%	52%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(2)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

Anfield Universal Fixed Income Fund

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

Class I

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.70	$8.62	$8.53	$9.49	$9.51
Activity from investment operations:
Net investment income (1)	0.36	0.46	0.44	0.30	0.24
Net realized and unrealized gain (loss) on investments (2)	0.20	0.20	0.12	(0.98)	0.12
Total from investment operations	0.56	0.66	0.56	(0.68)	0.36
Less distributions from:
Net investment income	(0.36)	(0.47)	(0.47)	(0.28)	(0.38)
Return of Capital	(0.02)	(0.11)	—	—	—
Total distributions	(0.38)	(0.58)	(0.47)	(0.28)	(0.38)
Net asset value, end of year	$8.88	$8.70	$8.62	$8.53	$9.49
Total return (3)	6.20%	7.88% (7)	6.78%	(7.28)%	3.87%
Net assets, at end of year (000)s	$149,129	$138,968	$141,035	$107,121	$126,814
Ratio of gross expenses to average net assets (4)(5)(6)	1.25%	1.34%	1.35%	1.39%	1.25%
Ratio of net expenses to average net assets (5)(6)	1.25%	1.34%	1.35%	1.39%	1.25%
Ratio of net investment income to average net assets (5)(6)	4.10%	5.34%	5.20%	3.24%	2.54%
Portfolio Turnover Rate	42%	62%	26%	44%	52%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(2)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Anfield Dynamic Fixed Income ETF

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year Presented

	For the Year Ended		For the Year Ended		For the Year Ended	For the Year Ended	For the Period Ended
	July 31, 2025		July 31, 2024		July 31, 2023	July 31, 2022	July 31, 2021 (a)
Net asset value, beginning of period/year	$8.61		$8.47		$8.73	$9.77	$10.00
Activity from investment operations:
Net investment income (b)	0.26		0.25		0.20	0.07	0.06
Net realized and unrealized gain (loss) on investments	(0.10)		0.16		(0.26)	(1.02)	(0.21	)(l)
Total from investment operations	0.16		0.41		(0.06)	(0.95)	(0.15)
Less distributions from:
Net investment income	(0.28)		(0.27)		(0.20)	(0.07)	(0.07)
Return of capital	(0.00	)(m)	(0.00	)(m)	—	(0.02)	(0.01)
Total distributions	(0.28)		(0.27)		(0.20)	(0.09)	(0.08)
Net asset value, end of period/year	$8.49		$8.61		$8.47	$8.73	$9.77
Total return (c)(d)	1.90%		4.90%		(0.69)%	(9.73)%	(1.58	)%(e)
Net assets, end of period/year (000s)	$47,537		$44,116		$22,449	$15,500	$15,389
Ratio of gross expenses to average net assets (g)(h)	1.21%		1.44%		1.83%	2.01%	2.98	%(f)
Ratio of net expenses to average net assets (h)(i)	1.50%		1.50%		1.50%	1.43%	1.30	%(f)
Ratio of net investment income to average net assets (j)	3.07%		3.00%		2.39%	0.74%	0.64	%(f)
Portfolio Turnover Rate (k)	34%		11%		23%	35%	26	%(e)

(a)	The Anfield Dynamic Fixed Income ETF commenced operations on August 17, 2020.
(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower or higher absent the fee waiver and/or expense reimbursement or recapture, respectively.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Not annualized.
(f)	Annualized.
(g)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptured by the Adviser.
(h)	Does not include the expenses of other investment companies in which the Fund invests.
(i)	Represents the ratio of expenses to average net assets inclusive of fee waivers, expense reimbursement and/or expense recaptured by the Adviser.
(j)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(k)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
(l)	Due to the timing of shareholder transactions the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.
(m)	Amount is less than $0.005 per share

PART B

STATEMENT OF ADDITIONAL INFORMATION

March 13, 2026

FOR THE REORGANIZATIONS OF

Anfield Enhanced Market ETF

Regents Park Hedged Market Strategy ETF

Anfield U.S. Equity Sector Rotation ETF

Anfield Universal Fixed Income ETF

Anfield Dynamic Fixed Income ETF

Anfield Universal Fixed Income Fund

each a Series of:

Two Roads Shared Trust

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INTO

Anfield Enhanced Market Strategy ETF

Regents Park Hedged Market Strategy ETF

Anfield U.S. Equity Sector Rotation ETF

Anfield Universal Fixed Income ETF

Anfield Dynamic Fixed Income ETF

Anfield Universal Fixed Income Fund

each a newly created series of Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

This Statement of Additional Information (this “SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Proxy Statement and Prospectus, dated March 13, 2026 (the “Combined Proxy Statement and Prospectus”), relating to the proposed Agreement and Plan of Reorganization (the “Reorganization Agreement”) to reorganize Anfield Enhanced Market ETF, Anfield Universal Fixed Income Fund, Regents Park Hedged Market Strategy ETF, Anfield U.S. Equity Sector Rotation ETF, Anfield Universal Fixed Income ETF, and Anfield Dynamic Fixed Income ETF, each a series of Two Roads Trust (each, an “Acquired Fund” and together, the “Acquired Funds”) into corresponding, newly created series’ of Horizon Funds (the “Acquiring Funds”) as set forth below:

Acquired Funds (Two Roads Trust)		Acquiring Funds (Horizon Funds)
Anfield Enhanced Market ETF	→	Anfield Enhanced Market Strategy ETF
Regents Park Hedged Market Strategy ETF	→	Regents Park Hedged Market Strategy ETF
Anfield U.S. Equity Sector Rotation ETF	→	Anfield U.S. Equity Sector Rotation ETF
Anfield Universal Fixed Income ETF	→	Anfield Universal Fixed Income ETF
Anfield Dynamic Fixed Income ETF	→	Anfield Dynamic Fixed Income ETF

1

Table of Contents

GENERAL INFORMATION

This SAI and the Combined Proxy Statement and Prospectus are provided for use in connection with the special meeting of shareholders of the Acquired Funds Special Meeting, shareholders of the Acquired Funds to be held on April 30, 2026, at the offices of ULTIMUS FUND SOLUTIONS, LLC, 80 ARKAY DRIVE, SUITE 110, HAUPPAUGE, NY 11788 at 10 a.m. ET (together with any postponements or adjournments thereof, the “Special Meeting”). At the Special Meeting, shareholders of the Acquired Funds will be asked to consider and vote separately upon a proposal to approve the Reorganization Agreement that provides for the reorganization of their Acquired Fund into the corresponding Acquiring Fund.

The Reorganization Agreement will provide for the transfer of all of the assets of the applicable Acquired Fund to the corresponding Acquiring Fund in exchange for shares of that Acquiring Fund and the assumption of all of the liabilities of such Acquired Fund by the corresponding Acquiring Fund, and the distribution of the Acquiring Fund’s shares received by such Acquired Fund to its shareholders in complete liquidation of the Acquired Fund.

Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing to the Acquired Funds at the address shown above or by calling the Acquired Funds at 1-866-866-4848 or by writing to the Acquiring Funds Horizon Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701, or calling the Acquiring Funds at 1-855-754-7932.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus. The terms “Horizon” and “Adviser” refer to the Acquiring Funds’ investment adviser. The terms “Enhanced Market Strategy ETF”, “Universal Fixed Income Fund”, “Hedged Market Strategy ETF”, “U.S. Equity Sector Rotation ETF”, “Universal Fixed Income ETF”, and “Dynamic Fixed Income ETF”, “Fund” and “Funds” refer to the Acquiring Funds. The term Acquiring ETFs refers to all Acquiring Funds other than Universal Fixed Income Fund. The terms “Enhanced Market Predecessor ETF”, “Universal Fixed Income Predecessor Fund”, “Hedged Market Strategy Predecessor ETF”, “U.S. Equity Sector Rotation Predecessor ETF”, “Universal Fixed Income Predecessor ETF”, “Dynamic Fixed Income Predecessor ETF”, “Predecessor Fund” or “Predecessor Funds” refer to the Acquired Funds.

INFORMATION INCORPORATED BY REFERENCE

This SAI incorporates by reference the following documents, which have each been filed electronically with the Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

H.	Anfield Enhanced Market ETF

(i)	Statement of Additional Information, dated June 28, 2025, as amended or supplemented (SEC Accession No. 0001580642-25-003825)
(ii)	Semi-Annual Report to for the period ended October 31, 2025, filed January 9, 2026, (SEC Accession No. 0001580642-26-000180)
(iii)	Anfield Enhanced Market ETF commenced operations on June 28, 2025, and has an April 30 fiscal year end. Accordingly, no Annual Report has been filed as of the date of this SAI

I.	Anfield Universal Fixed Income ETF

(iv)	Statement of Additional Information, dated November 30, 2025, as amended or supplemented (SEC Accession No. 0001580642-25-007462)
(v)	Annual Report to Shareholders for the fiscal year ended July 31, 2025, filed October 9, 2025 (SEC Accession No. 0001580642-25-006511 )
(vi)	Semi-Annual Report to Shareholders for the period ended January 31, 2025, filed April 10, 2025 (SEC Accession No. 0001580642-25-002311)

2

J.	Regents Park Hedged Market Strategy ETF

(i)	Statement of Additional Information, dated May 31, 2025, as amended or supplemented (SEC Accession No. 0001580642-25-003360)
(ii)	Annual Report to Shareholders for the fiscal year ended January 31, 2025, filed April 10, 2025 (SEC Accession No. 0001580642-25-002314)
(iii)	Semi-Annual Report to Shareholders for the period ended July 31, 2025, filed October 8, 2025 (SEC Accession No. 0001580642-25-006503)

K.	Anfield Dynamic Fixed Income ETF

(i)	Statement of Additional Information, dated November 30, 2025, as amended or supplemented (SEC Accession No. 0001580642-25-007487)
(ii)	Amended Annual Report to Shareholders for the fiscal year ended July 31, 2025, filed October 23, 2025 (SEC Accession No. 0001580642-25-006702)
(iii)	Semi-Annual Report to Shareholders for the period ended January 31, 2025, filed April 11, 2025 (SEC Accession No. 0001580642-25-002322)

L.	Anfield U.S. Equity Sector Rotation ETF

(i)	Statement of Additional Information, dated February 27, 2026, as amended or supplemented (SEC Accession No. 0001580642-26-001279)
(ii)	Annual Report to Shareholders for the fiscal year ended October 31, 2025, filed January 9, 2026 (SEC Accession No. 0001580642-26-000207))
(iii)	Semi-Annual Report to Shareholders for the period ended April 30, 2025, filed July 8, 2025 (SEC Accession No. 0001580642-25-004129)

M.	Anfield Universal Fixed Income Fund

(i)	Statement of Additional Information, dated February 27, 2026, as amended or supplemented (SEC Accession No. 0001580642-26-001281)
(ii)	Annual Report to Shareholders for the fiscal year ended October 31, 2025, filed January 9, 2026, (SEC Accession No. 0001580642-26-000193)
(iii)	Semi-Annual Report to Shareholders for the period ended April 30, 2025, filed July 9, 2025, (SEC Accession No. 0001580642-25-004166)

N.	Acquiring Funds

(i)	The Acquiring ETFs' Prospectus and Statement of Additional Information, dated May 1, 2026, as amended or supplemented (INSERT ACCESSION NO)
(ii)	The Acquiring Mutual Fund's Prospectus and Statement of Additional Information, dated May 1, 2026, as amended or supplemented (INSERT ACCESSION NO)
(iii)	Because the Acquiring Funds were created to consummate the Reorganizations (which are subject to shareholder approval), the Acquiring Funds have not yet commenced operations as of the date of this SAI. Accordingly, no annual or semi-annual reports are available for the Acquiring Funds at this time.

Copies of the foregoing documents relating to the Acquired Funds are available upon request and without charge by calling 1-866-866-4848. Copies of the foregoing documents relating to the Acquiring Funds are available upon request and without charge by calling 1-855-754-7932.

SUPPLEMENTAL FINANCIAL INFORMATION

The information under this section is intended to comply with the requirements of Rule 6-11 under Regulation S-X. Rule 6-11(d)(2) requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Funds are not included in this SAI.

3

A table showing the fees and expenses of the Acquired Funds and the fees and expenses of the Acquiring Funds on a pro forma basis after giving effect to the Reorganizations is included in the sub-section entitled “Comparison of Fees and Expenses” of the Combined Proxy Statement and Prospectus.

The Reorganizations will not result in a material change to any Acquired Fund’s investment portfolio due to the investment restrictions of the corresponding Acquiring Fund. In particular, each security held by an Acquired Fund is eligible to be held by the corresponding Acquiring Fund. As a result, a schedule of investments for each Acquired Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to an Acquired Fund’s portfolio in advance of the Reorganizations and/or each Acquiring Fund’s portfolio following the Mergers.

There are no material differences in accounting policies of the Acquired Funds as compared to those of the Acquiring Funds.

The Acquiring Funds currently have no assets or liabilities. The Acquiring Funds will commence operations upon the completion of the Reorganizations and will continue the operations of the Acquired Funds. The Acquiring Funds will be the surviving funds for accounting purposes.

The Acquiring Funds are newly formed “shell” funds that have not yet commenced operations, and therefore, have no performance history prior to the Reorganizations. The Acquiring Funds have been organized solely in connection with the Reorganizations to acquire all of the eligible assets and liabilities of the Acquired Funds and continue the business of the Acquired Funds. Therefore, after the Reorganization, the Acquired Funds will be the “performance survivors”. This means that the Acquiring Funds will continue to show the historical investment performance and returns of the Acquired Funds (even after liquidation of the Acquired Funds).

4

PART C

OTHER INFORMATION

ITEM 15: INDEMNIFICATION

Reference is made to Article VII, Sections 2 and 3 of the Registrant’s Declaration of Trust with respect to the Registrant. The general effect of this provision is to indemnify the Trustees, officers, employees and other agents of the Trust who are parties pursuant to any proceeding by reason of their actions performed in their scope of service on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16: EXHIBITS

(1)	(a)	Declaration of Trust was previously filed with the Registrant’s Initial Registration on Form N-1A on June 2, 2015 and is incorporated by reference.

(b)	Certificate of Trust was previously filed with the Registrant’s Initial Registration on Form N-1A on June 2, 2015 and is incorporated by reference.

(2)	By-Laws were previously filed with the Registrant’s Initial Registration on Form N-1A on June 2, 2015 and is incorporated by reference.

(3)	Voting Trust Agreements - Not Applicable.

(4)	Form of Agreement and Plan of Reorganization is filed as Appendix A to the Proxy Statement and Prospectus set forth in Part A of this Registration Statement on Form N-14.

(5)	Provisions of instruments defining the rights of holders of the securities by registered are contained in the Registrant’s Certificate of Trust, Declaration of Trust and By-Laws.

(6)	Investment Advisory Contracts

(a)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon Active Asset Allocation Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(b)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon Active Dividend Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(c)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon Active Income Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(d)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon Active Risk Assist Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(e)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon Defined Risk Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(f)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon ESG Defensive Core Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(g)	First Amendment to the Investment Advisory Agreement between the Registrant, on behalf of the Horizon ESG Defensive Core Fund, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A on September 29, 2022 and is incorporated by reference.

(h)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon U.S. Defensive Equity Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(h)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon U.S. Defensive Equity Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(i)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon U.S. Defensive Small/Mid Cap Fund, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A on October 3, 2022 and is incorporated by reference.

(j)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Tactical Fixed Income Fund, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A on October 3, 2022 and is incorporated by reference.

(k)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Expedition Plus ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on November 1, 2024 and is incorporated by reference.

(l)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Landmark ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on November 1, 2024 and is incorporated by reference.

(m)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Expedition Plus ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on November 1, 2024 and is incorporated by reference.

(n)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Landmark ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on November 1, 2024 and is incorporated by reference.

(o)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Centre American Select Equity Fund, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A on November 19, 2024 and is incorporated by reference.

(p)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Centre Global Infrastructure Fund, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A on November 19, 2024 and is incorporated by reference.

(q)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Core Equity ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(r)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Core Equity ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(s)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Dividend Income ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(t)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Dividend Income ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(u)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Managed Risk ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(v)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Managed Risk ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(w)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Core Bond ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(x)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Core Bond ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(y)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Flexible Income ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(z)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Flexible Income ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(aa)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Nasdaq-100 Defined Risk ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(bb)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Nasdaq-100 Defined Risk ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(cc)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Digital Frontier ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(dd)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Digital Frontier ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(ee)	Form of Investment Advisory Agreement between the Registrant, on behalf of Horizon Small/Mid Cap Core Equity ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A on November 3, 2025, and is incorporated by reference.

(ff)	Form of Sub-Advisory Agreement between the Registrant, on behalf of Horizon Small/Mid Cap Core Equity ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A on August 20, 2025, and is incorporated by reference.

(gg)	Form of Investment Advisory Agreement between the Registrant, on behalf of Horizon International Equity ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A on November 3, 2025, and is incorporated by reference.

(hh)	Form of Sub-Advisory Agreement between the Registrant, on behalf of Horizon International Equity ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A on August 20, 2025, and is incorporated by reference.

(ii)	Form of Investment Advisory Agreement between the Registrant, on behalf of Horizon International Managed Risk ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A on November 3, 2025, and is incorporated by reference.

(jj)	Form of Sub-Advisory Agreement between the Registrant, on behalf of Horizon International Managed Risk ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A on August 20, 2025, and is incorporated by reference.

(kk)	Form of Investment Advisory Agreement between the Registrant, on behalf of Anfield Universal Fixed Income Fund, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A on December 19, 2025 and is incorporated by reference.

(ll)	Form of Investment Advisory Agreement between the Registrant, on behalf of Anfield Universal Fixed Income ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A on December 19, 2025 and is incorporated by reference.

(mm)	Form of Investment Advisory Agreement between the Registrant, on behalf of Anfield Dynamic Fixed Income ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A on December 19, 2025 and is incorporated by reference.

(nn)	Form of Investment Advisory Agreement between the Registrant, on behalf of Anfield Enhanced Market Strategy ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A on December 19, 2025 and is incorporated by reference.

(oo)	Form of Investment Advisory Agreement between the Registrant, on behalf of Anfield U.S. Equity Sector Rotation ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A on December 19, 2025 and is incorporated by reference

(pp)	Form of Investment Advisory Agreement between the Registrant, on behalf of Regents Park Hedged Market Strategy ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A on December 19, 2025 and is incorporated by reference.

(7)	(a)	Distribution Agreement between the Registrant and Quasar Distributors, LLC, effective as of February 8, 2016, was previously filed with Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A on January 29, 2016, and is incorporated by reference.

	(b)	Novation to the Distribution Agreement between the Registrant and Quasar Distributors, LLC effective as of September 30, 2021 (Novation Agreement) was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

	(c)	Form of First Amendment to Distribution Agreement was previously filed with Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A on October 7, 2016 and is incorporated by reference.

	(d)	Second Amendment to Distribution Agreement dated January 23, 2019 was previously filed with Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A on March 29, 2019 and is incorporated by reference.

	(e)	Form of Third Amendment to Distribution Agreement was previously filed with Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A on June 25, 2019 and is incorporated by reference.

	(f)	Fourth Amendment to Distribution Agreement was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

	(g)	Form of Fifth Amendment to Distribution Agreement was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

	(h)	ETF Distribution Agreement between the Registrant and Quasar Distributors, LLC, effective as of December 10, 2024, previously filed with the Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A on January 14, 2025, is hereby incorporated by reference.

	(i)	First Amendment to the ETF Distribution Agreement between the Registrant and Quasar Distributors, LLC, dated April 30, 2025, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

	(j)	Form of Authorized Participant Agreement, was previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on November 1, 2024 and is incorporated by reference.

	(k)	Form of Second Amendment to the ETF Distribution Agreement between the Registrant and Quasar Distributors, LLC, was previously filed with Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A on November 3, 2025, and is incorporated by reference.

	(l)	Form of Third Amendment to the ETF Distribution Agreement between the Registrant and Quasar Distributors, LLC, dated [ ], to be filed by amendment.

(8)		Not Applicable

(9)	(a)	Custody Agreement between the Registrant and U.S. Bank National Association was previously filed with Pre-Effective Amendment No. 3 to its Registration Statement on Form N-1A on January 29, 2016 and is incorporated by reference.

(b)	Form of First Amendment to Custody Agreement was previously filed with Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A on October 7, 2016 and is incorporated by reference.

(c)	Second Amendment to the Custody Agreement dated January 23, 2019 was previously filed with Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A on March 29, 2019 and is incorporated by reference.

(d)	Form of Third Amendment to the Custody Agreement was previously filed with Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A on June 25, 2019 and is incorporated by reference.

(e)	Fourth Amendment to the Custody Agreement dated June 25, 2019 was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

(f)	Fifth Amendment to the Custody Agreement dated December 19, 2019 was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

(g)	Sixth Amendment to the Custody Agreement dated March 8, 2022 was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(h)	Seventh Amendment to the Custody Agreement dated December 20, 2022, was previously filed with Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A on March 29, 2023 and is incorporated by reference.

(i)	Eighth Amendment to the Custody Agreement dated February 1, 2025, was previously filed with Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A on March 28, 2025 and is incorporated by reference.

(j)	Ninth Amendment to the Custody Agreement, dated April 10, 2025, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

(k)	ETF Custody Agreement between the Registrant and U.S. Bank National Association, dated as of January 17, 2025 was previously filed with Post Effective Amendment No. 45 to its Registration Statement on Form N-1A on January 28, 2025 and incorporated by reference.

(l)	First Amendment to the ETF Custody Agreement between the Registrant and U.S. Bancorp Fund Services, dated May 28, 2025, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

(m)	Second Amendment to the ETF Custody Agreement between the Registrant and U.S. Bancorp Fund Services, dated October 28, 2025, was previously filed with Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A on November 3, 2025, and is incorporated by reference.

(n)	Third Amendment to the ETF Custody Agreement between the Registrant and U.S. Bancorp Fund Services, dated [ ], to be filed by amendment.

(10)	(a)	Distribution Plan pursuant to Rule 12b-1, was previously filed with Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A on March 29, 2023 and is incorporated by reference.

	(b)	Amended and Restated Distribution Plan pursuant to Rule 12b-1, was previously filed with Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A on November 19, 2024 and is incorporated by reference.

	(c)	Second Amended and Restated Distribution Plan pursuant to Rule 12b-1, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

	(d)	Third Amended and Restated Distribution Plan pursuant to Rule 12b-1, was previously filed with Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A on November 3, 2025, and is incorporated by reference.

	(e)	Fourth Amended and Restated Distribution Plan pursuant to Rule 12b-1, filed herewith.

(11)	Form of opinion and consent of counsel as to the legality of the securities being registered, filed herewith.

(12)	Form of opinion and consent as to tax matters, to be filed by amendment.

(13)	Other Material Contracts – Not Applicable

(14)	(a) Consent of independent registered public accounting firm (Cohen), filed herewith. (b) Consent of independent registered public accounting firm (Deloitte), filed herewith.

(15)	Omitted Financial Statements - Not Applicable.

(16)	Powers of Attorney was previously filed with the Registrant’s Registration Statement on Form N-14 (File No. 33-293278) on February 6, 2026, and is incorporated by reference.

(17)	Form of Proxy Cards, filed herewith.

ITEM 17: UNDERTAKINGS

1. The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of the registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3. The undersigned registrant undertakes to file an opinion of counsel supporting the tax consequences to shareholders discussed in the combined proxy statement and prospectus in a post-effective amendment to this registration statement.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, duly authorized, in the City of Charlotte, State of North Carolina, on the 12th day of March 2026.

Horizon Funds

By:	/s/ John Drahzal
John Drahzal
President

As required by the Securities Act of 1933, this registration statement has been signed on the 12th day of March 2026 by the following persons in the capacities set forth below.

Signature	Title	Date

/s/ John Drahzal	President and Trustee	March 12, 2026
John Drahzal

John W. Davidson*	Trustee	March 12, 2026
John W. Davidson

Todd W. Gaylord*	Trustee	March 12, 2026
Todd W. Gaylord

Thomas W. Okel*	Trustee	March 12, 2026
Thomas W. Okel

/s/ Steve Terry	Treasurer	March 12, 2026
Steve Terry

*By	/s/ Matthew Chambers
Matthew Chambers

*	As Attorney-in-Fact pursuant to Powers of Attorney

Exhibit Index

Fourth Amended and Restated Distribution Plan Pursuant to Rule 12b-1	(10)(e)
Form of Opinion and Consent of Counsel	(11)
Consent of Independent Registered Public Accounting Firm (Cohen)	(14)(a)
Consent of Independent Registered Public Accounting Firm (Deloitte)	(14)(b)
Form of Proxy Cards	(17)